--------------------------------------------------------------------------------
                           BRINSON RELATIONSHIP FUNDS

                         BRINSON GLOBAL SECURITIES FUND
                           BRINSON GLOBAL EQUITY FUND
                            BRINSON U.S. EQUITY FUND
                           BRINSON POST-VENTURE FUND
                      BRINSON EMERGING MARKETS EQUITY FUND
                            BRINSON SHORT-TERM FUND
                            BRINSON HIGH YIELD FUND
                       BRINSON EMERGING MARKETS DEBT FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 1997


                                      LOGO

                     GLOBAL INSTITUTIONAL ASSET MANAGEMENT
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
BRINSON GLOBAL SECURITIES FUND............................................    1
   Schedule of Investments................................................    5
   Statement of Assets and Liabilities....................................   24
   Statement of Operations................................................   25
   Statements of Changes in Net Assets....................................   26
   Financial Highlights...................................................   27
BRINSON GLOBAL EQUITY FUND................................................   28
   Schedule of Investments................................................   32
   Statement of Assets and Liabilities....................................   44
   Statement of Operations................................................   45
   Statements of Changes in Net Assets....................................   46
   Financial Highlights...................................................   47
BRINSON U.S. EQUITY FUND..................................................   48
   Schedule of Investments................................................   51
   Statement of Assets and Liabilities....................................   55
   Statement of Operations................................................   56
   Statements of Changes in Net Assets....................................   57
   Financial Highlights...................................................   58
BRINSON POST-VENTURE FUND.................................................   59
   Schedule of Investments................................................   62
   Statement of Assets and Liabilities....................................   67
   Statement of Operations................................................   68
   Statements of Changes in Net Assets....................................   69
   Financial Highlights...................................................   70
BRINSON EMERGING MARKETS EQUITY FUND......................................   71
   Schedule of Investments................................................   74
   Statement of Assets and Liabilities....................................   89
   Statement of Operations................................................   90
   Statements of Changes in Net Assets....................................   91
   Financial Highlights...................................................   92
BRINSON SHORT-TERM FUND...................................................   93
   Schedule of Investments................................................   94
   Statement of Assets and Liabilities....................................   95
   Statement of Operations................................................   96
   Statements of Changes in Net Assets....................................   97
   Financial Highlights...................................................   98

                                                                            PAGE
BRINSON HIGH YIELD FUND...................................................   99
   Schedule of Investments................................................  102
   Statement of Assets and Liabilities....................................  105
   Statement of Operations................................................  106
   Statements of Changes in Net Assets....................................  107
   Financial Highlights...................................................  108
BRINSON EMERGING MARKETS DEBT FUND........................................  109
   Schedule of Investments................................................  112
   Statement of Assets and Liabilities....................................  115
   Statement of Operations................................................  116
   Statements of Changes in Net Assets....................................  117
   Financial Highlights...................................................  118
The Brinson Relationship Funds - Notes to Financial Statements............  119
The Brinson Relationship Funds - Report of Independent Auditors...........  124

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

The Brinson Global Securities Fund is diversified across the equity and fixed income markets of the U.S. and a broad range of other countries. This Fund is actively managed within an asset allocation framework, involving value-based market, currency and individual security selection. Our senior asset allocation, equity and fixed income professionals form the investment team for this Fund, supported by a globally integrated market analysis system. Security selection within each market is based on the fundamental research of our analytical teams in our offices worldwide.

The Brinson Global Securities Fund has produced an annualized return of 16.54%, since its performance inception on April 30, 1995, compared to the 15.66% return of its benchmark, the Global Securities Markets Index (GSMI). For the year ended December 31, 1997, the Fund returned 11.70%, underperforming the benchmark return of 14.30%. Contributing positively to performance was security selection in the Japanese equity market and the emerging debt and equity markets. Currency risk hedge was a substantial contributor to added value in 1997. The primary negative contributor was the underweight in most equity markets and the overweight in bonds.

Bond returns were the highest in Australia, Italy and the U.K. The U.S. bond market return of 9.62% was in the middle of the pack. The peripheral European bond markets performed well, as spreads over German yields declined substantially due to the market's anticipation of a single currency.

The U.S. equity market return of about 30% was outdone by many of the European markets which were driven by a combination of lower interest rates and the anticipation of a profits recovery. Southeast Asian equity markets stood in stark contrast with local currency losses ranging from 10% to 60% for the year.

The emerging debt and equity markets failed to produce the spectacular gains of prior years. Emerging debt posted a total return of 13.02% while emerging equity declined by 14.84%. Returns in the high yield bond market, at about 12.63%, not surprisingly fell between equity and bond returns.

Currency risk hedges were beneficial during the year, as the overpriced Japanese yen depreciated against the U.S. dollar. The risk hedges also benefited from interest rates in the U.S. exceeding rates in the overpriced currencies.

Asset allocation strategy continues to underweight equity markets, as prices remain in excess of fundamental values. Bond markets, apart from Japan, remain overweight as they provide the most attractive relative value. Emerging market debt is also overweight, with a small overweight in emerging market equity and a small underweight in high yield bonds. Exchange rate changes during the year have reduced the magnitude of overpricing and led to reductions in many of the risk hedges.

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

TOTAL RETURN

                                    6 months  1 year  Annualized
                                     Ended    Ended    04/30/95*
                                    12/31/97 12/31/97 to 12/31/97
-----------------------------------------------------------------
Brinson Global Securities Fund        2.21%   11.70%     16.54%
-----------------------------------------------------------------
Global Securities Markets Index **    3.26%   14.30%     15.66%
-----------------------------------------------------------------

* Performance inception date of the Brinson Global Securities Fund
** An un-managed index compiled by the Advisor, constructed as follows: 40%
   Wilshire 5000 Index; 22% MSCI Non-U.S. Equity (Free) Index; 19% Salomon BIG Bond Index; 2% International Dollar Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% IFC Investable Index; and 3% High Yield Bond Index.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Global Securities Fund and the Global Securities Markets Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON GLOBAL SECURITIES FUND
VS. GLOBAL SECURITIES MARKETS INDEX


                                                    12783A-Global_Sec-dg

                    Brinson Global Securities   Global Securities Market Index
                    -------------------------   ------------------------------
    4/30/95                 100,000                         100,000

                            103,327                         102,509
    6/30/95                 104,439                         104,074
                            106,942                         107,316
                            108,458                         106,941
    9/30/95                 110,483                         109,803
                            111,333                         109,114
                            114,689                         112,380
   12/31/95                 117,169                         114,455
                            119,499                         116,106
                            119,014                         116,849
    3/31/96                 120,123                         117,787
                            121,860                         119,680
                            122,513                         120,984
    6/30/96                 123,345                         120,969
                            121,479                         117,459
                            123,345                         119,490
    9/30/96                 127,331                         123,636
                            129,524                         124,871
                            134,752                         130,122
   12/31/96                 134,788                         128,963
                            136,535                         130,851
                            137,807                         131,466
    3/31/97                 135,713                         128,577
                            137,315                         131,180
                            143,170                         137,812
    6/30/97                 147,309                         142,745
                            152,244                         148,427
                            148,346                         142,987
    9/30/97                 153,248                         149,182
                            148,553                         144,371
                            148,774                         145,655
   12/31/97                 150,558                         147,404
   ----------------------------------------------------------------

                                      LOGO

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

 TOP TEN U.S. EQUITY HOLDINGS

 As of December 31, 1997


                               PERCENT OF
                               NET ASSETS
-----------------------------------------
 1. Lockheed Martin Corp.         1.32%
 2. Xerox Corp.                   1.27
 3. Philip Morris Companies,
    Inc.                          1.21
 4. CIGNA Corp.                   1.07
 5. Aon Corp.                     1.06
 6. Schering Plough Corp.         0.94
 7. Burlington Northern Santa
    Fe Corp.                      0.92
 8. Federal Express Corp.         0.90
 9. Goodyear Tire & Rubber
    Co.                           0.86
10. Corning, Inc.                 0.76
-----------------------------------------

TOP TEN NON-U.S. EQUITY HOLDINGS

As of December 31, 1997

                                                                 PERCENT OF
                                                                 NET ASSETS
---------------------------------------------------------------------------
 1. Telecom Corp. of New Zealand Ltd.                               0.31%
 2. Glaxo Wellcome PLC                                              0.27
 3. Royal Dutch Petroleum Co.                                       0.25
 4. Novartis AG (Reg.)                                              0.24
 5. Lloyds TSB Group PLC                                            0.22
 6. B.A.T. Industries PLC                                           0.20
 7. Allianz AG                                                      0.19
 8. British Petroleum Co. PLC                                       0.17
 9. Roche Holding AG (Gen.)                                         0.16
10. British Telecommunications PLC                                  0.16
-------------------------------------------------------------------------

 TOP TEN U.S. BOND HOLDINGS

 As of December 31, 1997

                               PERCENT OF
                               NET ASSETS
-----------------------------------------
 1. U.S. Treasury Notes
    6.000%, due 06/03/99          1.75%
 2. U.S. Treasury Notes
    6.000%, due 02/15/26          0.73
 3. Skandinaviaka Enskilda
    Banken 144A 6.625%, due
    03/29/49                      0.63
 4. Enron Corp.
    6.250%, due 08/01/09          0.59
 5. U.S. Treasury Notes
    6.250%, due 08/31/02          0.52
 6. Government National
    Mortgage Association
    7.000%, due 08/15/24          0.47
 7. Federal National Mortgage
    Association Strip 0.000%,
    due 07/01/27 principal
    only                          0.44
 8. Prudential Home Mortgage
    Securities
    6.500%, due 02/25/24          0.44
 9. Federal National Mortgage
    Association
    8.500%, due 06/25/06          0.43
10. Federal National Mortgage
    Association
    7.875%, due 02/24/05          0.42
-----------------------------------------

TOP TEN NON-U.S. BOND HOLDINGS
As of December 31, 1997

                                                                 PERCENT OF
                                                                 NET ASSETS
---------------------------------------------------------------------------
 1. Kingdom of Denmark
    8.000%, due 05/15/03                                            0.91%
 2. UK Treasury
    8.000%, due 06/10/03                                            0.90
 3. Government of Canada
    4.250%, due 12/01/21                                            0.88
 4. Treuhandanstalt
    6.250%, due 03/04/04                                            0.83
 5. Bundesrepublik Deutschland  8.500%, due 08/21/00                0.71
 6. UK Treasury
    9.000%, due 10/13/08                                            0.69
 7. Kingdom of Denmark,
    7.000%, due 12/15/04                                            0.61
 8. Bundesrepublik Deutschland  7.750%, due 02/21/00                0.55
 9. Government of Australia
    7.000%, due 04/15/00                                            0.41
10. Government of Netherlands  7.250%, due 10/01/04                 0.40
---------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1997

U.S. EQUITIES
Basic Industries
 Chemicals......................   0.66%
 Housing/Paper..................   1.60
 Metals.........................   0.28
                                 ------
                                   2.54
Capital Investments
 Capital Goods..................   2.22
 Technology.....................   2.70
                                 ------
                                   4.92
Consumer
 Autos/Durables.................   1.23
 Discretionary..................   1.15
 Health: Drugs..................   2.54
 Health: Non-Drugs..............   1.34
 Non-Durables...................   3.04
 Retail/Apparel.................   1.60
                                 ------
                                   10.9
Energy..........................   1.27
Financial
 Banks..........................   2.47
 Non-Banks......................   2.19
                                 ------
                                   4.66
Services/Misc...................   2.96
Transportation..................   1.93
Utilities
 Electric.......................   1.93
 Telephone......................   0.34
                                 ------
                                   2.27
Post Venture....................   2.17
                                 ------
  Total U.S. Equities...........  33.62*
                                 ------
NON-U.S. EQUITIES
Aerospace & Military............   0.03
Airlines........................   0.06
Appliances & Household
 Durables.......................   0.33
Automobiles.....................   0.53
Banking.........................   2.04
Beverages & Tobacco.............   0.44
Broadcasting & Publishing.......   0.35
Building Materials..............   0.22
Business & Public Service.......   0.62
Chemicals.......................   0.49
Construction....................   0.15
Data Processing.................   0.15
Electric Components.............   0.26
Electronics.....................   0.59
Energy..........................   1.35
Financial Services..............   0.35
Food & House Products...........   0.61
Forest Products.................   0.23
Gold Mining.....................   0.01
Health: Drugs...................   0.29
Health: Non-Drugs...............   0.91
Industrial Components...........   0.26
Insurance.......................   1.08
Leisure & Tourism...............   0.13
Machinery & Engineering.........   0.05
Merchandising...................   0.82
Metals-Steel....................   0.25
Miscellaneous Materials.........   0.06%
Miscellaneous Services..........   0.02
Multi-Industry..................   0.88
Non-Ferrous Metals..............   0.32
Real Estate.....................   0.15
Recreation......................   0.08
Retail/Apparel..................   0.09
Shipping........................   0.01
Telecommunications..............   1.44
Textiles & Apparel..............   0.03
Transportation..................   0.18
Utilities.......................   0.85
Wholesale & International
 Trade..........................   0.09
                                 ------
  Total Non-U.S. Equities.......  16.80
                                 ------
EMERGING MARKETS EQUITIES.......   4.07
                                 ------
U.S. BONDS
Corporate Bonds
 Asset-Backed...................   1.42
 CMO............................   1.23
 Consumer.......................   0.50
 Financial......................   4.20
 Transportation.................   0.65
                                 ------
  Total U.S. Corporate Bonds....   8.00
                                 ------
International Dollar Bonds
 Foreign Energy.................   0.42
 Foreign Financial..............   2.57
 Foreign Government.............   0.42
 Foreign Industrial.............   0.06
 Foreign Telecommunications.....   0.13
 Foreign Utilities..............   0.31
                                 ------
  Total International Dollar
   Bonds........................   3.91
                                 ------
U.S. Government Agencies........   4.16
U.S. Government Obligations.....   3.00
                                 ------
  Total U.S. Bonds..............  19.07*
                                 ------
HIGH YIELD BONDS................   2.44
                                 ------
NON-U.S. BONDS
Foreign Financial Bonds.........   0.83
Foreign Government Bonds........  12.33
                                 ------
  Total Non-U.S. Bonds..........  13.16*
                                 ------
EMERGING MARKETS DEBT...........   5.06
                                 ------
SHORT-TERM INVESTMENTS..........  33.25*
                                 ------
  TOTAL INVESTMENTS............. 127.47
LIABILITIES, LESS CASH
AND OTHER ASSETS................ (27.47)
                                 ------
  NET ASSETS.................... 100.00%
                                 ======

* The Fund held a short position in stock index futures which reduced the U.S. Equity exposure from 33.62% to 23.38%. The Fund also held a long position in U.S. Treasury futures which increased the U.S. Bond exposure from 19.07% to 28.82%. The Fund also held a long position in Non-U.S. Treasury futures which increased the Non-U.S. Bond exposure from 13.16% to 16.51%. These adjustments result in a net decrease in the Funds exposure to Short-Term Investments from 33.25% to 30.39%.

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                    SHARES           VALUE
                                                --------------- ---------------

  EQUITIES - 54.49%
  U.S. EQUITIES - 33.62%
  Allergan, Inc. ..............................         126,300  $    4,238,944
  Alza Corp. (b)...............................         123,200       3,919,300
  American Home Products Corp. ................         112,200       8,583,300
  Aon Corp. ...................................         236,000      13,835,500
  Automatic Data Processing, Inc. .............         161,500       9,912,063
  Baxter International, Inc. ..................         159,400       8,039,738
  Beckman Instruments, Inc. ...................          53,400       2,136,000
  Biogen, Inc. (b).............................          48,200       1,753,275
  Birmingham Steel Corp. ......................          49,500         779,625
  Boston Technology, Inc. (b)..................          49,200       1,236,150
  Briggs & Stratton Corp. .....................           8,900         432,206
  Brinson Post-Venture Fund (b)................       1,414,293      28,375,394
  Burlington Northern Santa Fe Corp. ..........         129,400      12,026,112
  Champion Enterprises, Inc. (b)...............          79,400       1,632,663
  Champion International Corp. ................           7,700         348,906
  Chase Manhattan Corp. .......................          66,000       7,227,000
  CIGNA Corp. .................................          80,600      13,948,837
  Circuit City Stores--Circuit City Group......         182,000       6,472,375
  Citicorp.....................................          59,900       7,573,606
  CMS Energy Corp. ............................         159,100       7,010,344
  Comerica, Inc. ..............................          33,900       3,059,475
  Commscope, Inc. (b)..........................          93,699       1,259,080
  Comverse Technology, Inc. (b)................          24,300         947,700
  Corning, Inc. ...............................         267,000       9,912,375
  Covance, Inc. (b)............................          62,150       1,235,231
  CPC International, Inc. .....................          53,900       5,821,200
  Crown Cork & Seal Co., Inc. .................          58,600       2,937,325
  CVS Corp. ...................................          78,200       5,009,687
  Dial Corp. ..................................          63,700       1,325,756
  Eastman Chemical Co. ........................          67,900       4,044,294
  Echlin, Inc. ................................          34,600       1,252,088
  EMC Corp. (b)................................         352,200       9,663,487
  Enron Corp. .................................         165,200       6,866,125
  Entergy Corp. ...............................         321,700       9,630,894
  Federal Express Corp. (b)....................         192,500      11,754,531
  First American Corp. of Tennessee............          32,300       1,606,925
  First Data Corp. ............................         297,970       8,715,623
  First Security Corp. ........................          40,700       1,704,313
  FirstEnergy Corp. ...........................          96,270       2,791,830
  Fleetwood Enterprises, Inc. .................          35,300       1,498,044
  Food Lion Inc., Class A......................         289,100       2,439,281
  Forest Laboratories, Inc. (b)................          56,700       2,796,019
  Fort James Corp. ............................         143,900       5,504,175
  Gannett Co., Inc. ...........................         122,400       7,565,850
  General Semiconductor, Inc. (b)..............          63,675         736,242

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                    SHARES           VALUE
                                                --------------- ---------------

  U.S. EQUITIES - (CONTINUED)
  Genzyme Corp. ...............................          49,700  $    1,379,175
  Geon Co. ....................................          33,900         792,413
  Goodyear Tire & Rubber Co. ..................         177,000      11,261,625
  Harnischfeger Industries, Inc. ..............          93,500       3,301,719
  Health Care and Retirement Corp. (b).........          61,400       2,471,350
  Hibernia Corp. ..............................          68,500       1,288,656
  Informix Corp. (b)...........................          65,600         311,600
  Interpublic Group of Companies, Inc. ........          80,250       3,997,453
  Kimberly Clark Corp. ........................         148,800       7,337,700
  Lear Corp. (b)...............................          53,000       2,517,500
  Lockheed Martin Corp. .......................         174,940      17,231,590
  Lyondell Petrochemical Co. ..................         134,600       3,566,900
  Manor Care, Inc. ............................          91,300       3,195,500
  Martin Marietta Materials, Inc. .............          36,063       1,318,553
  Masco Corp. .................................         143,600       7,305,650
  Nabisco Holdings Corp. ......................         125,600       6,083,750
  National Service Industries, Inc. ...........          24,000       1,189,500
  Nextel Communications, Inc. (b)..............         168,500       4,381,000
  NextLevel Systems, Inc. (b)..................         281,000       5,022,875
  Old Republic International Corp. ............          25,750         957,578
  Peco Energy Co. .............................         367,600       8,914,300
  Pentair, Inc. ...............................          65,200       2,343,125
  Pharmacia & UpJohn, Inc. ....................         114,800       4,204,550
  Philip Morris Companies, Inc. ...............         347,700      15,755,156
  Raytheon Co., Class B........................         145,900       7,367,950
  Regions Financial Corp. .....................          31,600       1,333,125
  Reynolds & Reynolds Co. .....................         120,000       2,212,500
  Schering Plough Corp. .......................         196,600      12,213,775
  Seagate Technology, Inc. (b).................         110,000       2,117,500
  Sears, Roebuck and Co. ......................          15,700         710,425
  Timken Co. ..................................          38,400       1,320,000
  Tyson Foods, Inc., Class A...................         250,800       5,141,400
  Ultramar Diamond Shamrock Corp. .............         140,290       4,471,744
  US Bancorp...................................          82,384       9,221,859
  Vencor, Inc. (b).............................         130,500       3,189,094
  Viad Corp. ..................................         120,800       2,332,950
  Westvaco Corp. ..............................          29,400         924,263
  Witco Corp. .................................          20,000         816,250
  Xerox Corp. .................................         224,200      16,548,762
  York International Corp. ....................          76,700       3,034,444
                                                                ---------------
  TOTAL U.S. EQUITIES..........................                     438,644,147
                                                                ---------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                    SHARES           VALUE
                                                --------------- ---------------

  NON-U.S. EQUITIES - 16.80%
  AUSTRALIA - 0.88%
  Amcor Ltd. ..................................          54,330  $      238,960
  Boral Ltd. ..................................         137,760         348,287
  Brambles Industries Ltd. ....................          26,410         524,008
  Broken Hill Proprietary Co., Ltd. ...........         173,929       1,614,987
  Coca-Cola Amatil Ltd. .......................          31,230         233,328
  CSR Ltd. ....................................          99,070         335,682
  David Jones Ltd. ............................         345,090         389,010
  Lend Lease Corp., Ltd. ......................          23,440         458,206
  Mayne Nickless Ltd. .........................          45,000         237,802
  M.I.M. Holdings Ltd. ........................         196,788         120,534
  National Australia Bank Ltd. ................         120,900       1,688,226
  News Corp. Ltd. .............................         253,583       1,399,541
  News Corp. Ltd., Preferred...................          65,956         326,368
  Pacific Dunlop Ltd. .........................         165,535         350,554
  Qantas Airways Ltd. .........................         162,181         287,020
  Rio Tinto Ltd. ..............................          63,509         740,872
  Santos Ltd. .................................          36,760         151,382
  Telstra Corp., Ltd. (b)......................          65,000         137,227
  Westpac Banking Corp., Ltd. .................         200,780       1,284,213
  WMC Ltd. ....................................         109,675         382,335
  Woolworth's Ltd. ............................          69,210         231,349
                                                                ---------------
                                                                     11,479,891
                                                                ---------------
  BELGIUM - 0.63%
  Delhaize-Le Lion S.A. .......................          15,330         777,858
  Electrabel S.A. .............................           6,310       1,459,521
  Fortis AG....................................             711              96
  Fortis AG Strip (b)..........................           5,531       1,153,940
  Generale de Banque S.A. .....................           1,430         622,352
  Groupe Bruxelles Lambert S.A. ...............           3,330         481,736
  Kredietbank NV...............................           1,645         690,393
  Petrofina S.A. ..............................           2,820       1,040,822
  Societe Generale de Belgique.................           4,400         402,580
  Solvay S.A., Class A.........................           9,410         591,760
  Tractebel....................................           7,325         638,573
  Tractebel Warrants "99" (b)..................           1,815           4,654
  Union Miniere Group S.A. (b).................           4,139         287,097
                                                                ---------------
                                                                      8,151,382
                                                                ---------------
  CANADA - 0.57%
  Agrium, Inc. ................................          18,100         220,069
  Alcan Aluminum Ltd. .........................          13,700         377,178
  Bank of Montreal.............................          10,465         463,250
  Barrick Gold Corp. ..........................           8,395         156,332
  Canadian National Railway Co. ...............           9,550         449,106
  Canadian Pacific Ltd. .......................          31,558         848,985

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                    SHARES           VALUE
                                                --------------- ---------------

  CANADA - (CONTINUED)
  Hudson's Bay Co. ............................          13,000  $      289,323
  Imasco, Ltd. ................................           6,100         215,254
  Imperial Oil Ltd. ...........................          11,355         729,970
  Magna International, Inc., Class A...........           3,400         212,871
  Moore Corp., Ltd. ...........................          12,900         193,802
  Newbridge Networks Corp. (b).................           4,300         150,384
  Noranda, Inc. ...............................          14,125         242,803
  Northern Telecom Ltd. .......................           2,540         225,673
  NOVA Corp. ..................................          38,540         366,253
  Potash Corp. of Saskatchewan, Inc. ..........           4,200         349,389
  Royal Bank of Canada.........................          12,295         649,502
  Seagram Co., Ltd. ...........................           8,075         260,966
  TELUS Corp. .................................          18,900         418,650
  TransCanada Pipelines Ltd. ..................          18,735         417,613
  Westcoast Energy, Inc. ......................           9,400         216,756
                                                                ---------------
                                                                      7,454,129
                                                                ---------------
  FINLAND - 0.18%
  Cultor Oyj...................................           3,300         179,371
  Merita Ltd., Class A.........................          51,050         279,356
  Metsa-Serla Oyj, Series B....................          13,100         102,237
  Nokia Oyj, Class A Preferred.................          14,850       1,055,319
  Outokumpu Oyj, Class A.......................          13,020         158,993
  Pohjola Insurance Group, Class B.............             750          27,820
  Sampo Insurance Co., Ltd., Series A..........           4,480         145,612
  The Rauma Group..............................             648          10,115
  UPM-Kymmene Corp.............................          19,830         396,913
                                                                ---------------
                                                                      2,355,736
                                                                ---------------
  FRANCE - 1.02%
  Accor S.A. ..................................           2,326         432,645
  Alcatel Alsthom..............................           4,272         543,231
  AXA-UAP......................................           8,964         693,905
  AXA-UAP Rights (b)...........................          14,094          13,822
  Banque Nationale de Paris....................           9,190         488,677
  Cie Bancaire S.A. ...........................             866         140,351
  Cie de Saint Gobain..........................           5,162         733,629
  Cie Financiere de Paribas....................           4,900         425,981
  Cie Generale Des Eaux........................           5,340         745,612
  Cie Generale Des Eaux Warrants "01" (b)......          12,360           8,403
  Dexia France.................................           4,141         479,767
  Elf Aquitaine S.A. ..........................           7,158         832,879
  France Telecom S.A. (b)......................          18,000         653,158
  Groupe Danone................................           1,900         339,511
  Lafarge S.A. ................................           4,220         277,008
  Lagardere S.C.A. ............................          13,200         436,636
  Lyonnaise des Eaux S.A. .....................           6,088         673,971

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                    SHARES           VALUE
                                                --------------- ---------------

  FRANCE - (CONTINUED)
  Michelin, Class B............................           9,818  $      494,490
  Pechiney S.A., Class A.......................          10,870         429,307
  Peugeot S.A. ................................           5,500         693,900
  Pinault-Printemps-Redoute S.A. ..............           1,000         533,743
  Rhone-Poulenc, Class A.......................          15,448         692,284
  SEITA........................................          15,290         548,976
  Societe Generale.............................           5,259         716,818
  Thomson CSF..................................          13,800         435,150
  Total S.A., Class B..........................           6,491         706,716
  Usinor Sacilor...............................          10,020         144,737
                                                                ---------------
                                                                     13,315,307
                                                                ---------------
  GERMANY - 1.82%
  Allianz AG Holding...........................           9,640       2,487,604
  BASF AG......................................          14,450         515,928
  Bayer AG.....................................          34,970       1,298,174
  Bayerische Motoren Werke AG..................           1,156         864,702
  Commerzbank AG...............................          28,860       1,123,519
  Continental AG...............................          26,950         607,016
  Daimler-Benz AG..............................          13,380         945,031
  Deutsche Bank AG.............................          28,060       1,963,154
  Deutsche Telekom AG..........................          96,520       1,787,507
  Henkel KGaA-Vorzug AG, Preferred.............          10,410         651,313
  Hochtief AG..................................           8,200         337,467
  Hoechst AG...................................          11,080         383,896
  M.A.N. AG....................................           1,750         505,603
  Mannesmann AG................................           1,995       1,001,883
  Metro AG.....................................          19,498         691,826
  Muenchener Rueckver AG.......................           4,870       1,852,555
  Muenchener Rueckver AG Warrants "98" (b).....               8           4,850
  Preussag AG..................................           2,666         819,920
  RWE AG.......................................          19,780       1,061,548
  Schering AG..................................          11,100       1,071,047
  Siemens AG...................................          21,500       1,297,342
  VEBA AG......................................          23,120       1,575,107
  Volkswagen AG................................           1,690         944,580
                                                                ---------------
                                                                     23,791,572
                                                                ---------------
  HONG KONG - 0.25%
  Cheung Kong Holdings, Ltd. ..................          80,000         523,972
  China Light & Power Co., Ltd. ...............          48,500         269,149
  Citic Pacific Ltd. ..........................          45,000         178,873
  Hang Seng Bank Ltd. .........................          32,500         313,529
  Hong Kong and China Gas Co., Ltd. ...........         206,000         398,787
  Hong Kong Telecommunications Ltd. ...........         235,400         484,562
  Hutchison Whampoa Ltd. ......................          87,000         545,680
  Sun Hung Kai Properties Ltd. ................          40,000         278,764

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                    SHARES           VALUE
                                                --------------- ---------------

  HONG KONG - (CONTINUED)
  Swire Pacific Ltd., Class A..................          24,000  $      131,638
                                                                ---------------
                                                                      3,124,954
                                                                ---------------
  ITALY - 0.80%
  Aeroporti di Roma Spa (b)....................          11,000         114,165
  Assicurazioni Generali.......................          41,230       1,013,231
  Banca Commerciale Italiana...................         114,900         399,669
  Credito Italiano Spa.........................         203,900         629,097
  Danieli & Co. Savings (Risp).................          83,800         301,444
  Edison Spa...................................          47,500         287,464
  ENI ADR (c)..................................          18,700       1,067,069
  ENI Spa......................................          88,000         499,217
  Fiat Spa-Priv Preferred......................         359,880         549,575
  INA-Istituto Nazionale delle Assicurazioni...         184,400         373,900
  Instituto Mobiliare Italiano Spa.............          54,100         642,572
  Italgas Spa..................................          75,300         310,902
  La Rinascente Spa............................          60,320         450,340
  La Rinascente Spa RNC........................          53,800         200,831
  La Rinascente Spa Warrants "99" (b)..........           2,880           3,486
  Mediobanca Spa...............................          19,450         152,801
  Montedison Spa...............................         639,856         575,058
  SAI - Savings (Risp).........................          51,100         225,435
  Telecom Italia Mobile Spa....................         124,100         573,104
  Telecom Italia Mobile Spa RNC................         292,500         832,145
  Telecom Italia Spa...........................          53,833         344,059
  Telecom Italia Spa RNC.......................         212,051         935,493
                                                                ---------------
                                                                     10,481,057
                                                                ---------------
  JAPAN - 2.62%
  Amada Co., Ltd. .............................          88,000         328,245
  Bank of Tokyo-Mitsubushi Ltd. ...............          58,000         802,923
  Canon, Inc. .................................          54,000       1,262,527
  Canon Sales Co., Inc. .......................          28,000         320,861
  Citizen Watch Co., Ltd. .....................          79,000         531,629
  Dai Nippon Printing Co., Ltd. ...............          61,000       1,149,394
  Daiichi Pharmaceutical Co., Ltd. ............          55,000         621,804
  Daikin Industries Ltd. ......................          86,000         325,414
  Daiwa House Industry Co., Ltd. ..............          43,000         228,187
  Fanuc........................................          26,500       1,006,806
  Fujitsu......................................          52,000         559,892
  Hitachi Ltd. ................................         130,000         929,821
  Honda Motor Co. .............................          25,000         920,977
  Hoya Corp. ..................................          11,000         346,856
  Inax.........................................          62,000         180,719
  Ito Yokado Co., Ltd. ........................          25,000       1,278,600
  Kaneka Corp. ................................          66,000         298,973
  Keio Teito Electric Railway..................          92,000         353,071

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                   SHARES           VALUE
                                               --------------- ---------------

  JAPAN - (CONTINUED)
  Kinki Nippon Railway........................          99,000  $      530,690
  Kirin Brewery Co., Ltd. ....................          94,000         686,791
  Kokuyo......................................          27,000         467,218
  Kuraray Co., Ltd. ..........................          80,000         664,488
  Kyocera Corp. ..............................          10,100         459,850
  Marui Co., Ltd. ............................          45,000         702,557
  Matsushita Electric Industrial Co. .........          99,000       1,454,259
  Mitsubishi Paper Mills......................          78,000         109,779
  NGK Insulators..............................         108,000         963,507
  Nintendo Co., Ltd. .........................           7,400         728,475
  Nippon Denso Co., Ltd. .....................          41,000         741,011
  Nippon Meat Packers, Inc. ..................          42,000         574,966
  Nippon Steel Co. ...........................          68,000         100,934
  Okumura.....................................          87,000         207,422
  Osaka Gas Co. ..............................         162,000         371,283
  Sankyo Co., Ltd. ...........................          48,000       1,089,021
  Secom Co., Ltd. ............................          16,000       1,026,264
  Seino Transportation........................          58,000         290,390
  Sekisui House Ltd. .........................         102,000         658,166
  Shinmaywa Industries Ltd. ..................          22,000          54,143
  Sony Corp. .................................          15,400       1,373,890
  Sumitomo Bank...............................          70,000         802,153
  Sumitomo Chemical Co. ......................          99,000         228,418
  Sumitomo Electric Industries................          71,000         971,967
  Takeda Chemical Industries..................          41,000       1,173,005
  TDK Corp. ..................................          15,000       1,135,166
  Tokio Marine & Fire Insurance Co. ..........          78,000         887,829
  Tokyo Electric Power........................          22,300         408,183
  Tonen Corp. ................................          48,000         259,889
  Toray Industries, Inc. .....................         236,000       1,061,796
  Toshiba Corp. ..............................         155,000         647,299
  Toyo Suisan Kaisha..........................          47,000         326,768
  Toyota Motor Corp. .........................          40,000       1,150,548
  Yamazaki Baking Co., Ltd. ..................          41,000         400,461
                                                               ---------------
                                                                    34,155,285
                                                               ---------------
  MALAYSIA - 0.32%
  Hume Industries (Malaysia) Bhd..............         106,000         111,106
  Kuala Lumpur Kepong Bhd.....................         216,500         464,425
  Land & General Holdings Bhd.................         202,000          37,364
  Malayan Banking Bhd.........................         113,400         329,202
  Malaysian International Shipping Bhd
   (Frgn.)....................................          98,000         143,507
  Nestle (Malaysia) Bhd.......................          53,000         245,087
  New Strait Times Press Bhd..................          99,000         122,590
  Perusahaan Otomobil Nasional Bhd............          66,000          64,432
  Petronas Gas Bhd............................          80,000         181,888

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                    SHARES           VALUE
                                                --------------- ---------------

  MALAYSIA - (CONTINUED)
  Public Bank Bhd..............................          85,200  $       26,485
  Public Bank Bhd (Frgn.)......................         169,600          58,385
  Public Bank Bhd Rights (b)...................          14,200             766
  Public Bank Bhd Rights (Frgn.) (b)...........          28,266           1,452
  Resorts World Bhd............................         104,000         175,003
  Rothmans of Pall Mall Bhd....................          56,000         435,196
  Sime Darby Bhd...............................         306,000         294,012
  Telekom Malaysia Bhd.........................         220,500         651,445
  Tenaga Nasional Bhd..........................         263,000         560,796
  UMW Holdings Bhd.............................          44,000          33,346
  United Engineers Bhd. .......................          79,000          65,757
  YTL Corp. Bhd................................         123,000         165,896
  YTL Power International Bhd (b)..............           4,600           3,534
                                                                ---------------
                                                                      4,171,674
                                                                ---------------
  NETHERLANDS - 0.80%
  ABN AMRO Holdings NV.........................          43,986         857,025
  Akzo Nobel NV................................           1,540         265,567
  Elsevier NV..................................          51,620         835,168
  Heineken NV..................................           3,700         644,256
  Hoogovens NV.................................           4,733         194,008
  ING Groep NV.................................          25,465       1,072,713
  KLM Royal Dutch Air Lines NV.................           6,816         252,158
  Philips Electronics NV.......................          13,565         813,646
  Royal Dutch Petroleum Co. ...................          59,680       3,276,468
  Royal PTT Nederland NV.......................          25,730       1,073,723
  Unilever NV..................................          19,260       1,187,540
                                                                ---------------
                                                                     10,472,272
                                                                ---------------
  NEW ZEALAND - 0.73%
  Brierley Investments Ltd. ...................       1,950,570       1,393,216
  Carter Holt Harvey Ltd. .....................         673,190       1,039,851
  Fletcher Challenge Building..................         222,825         455,468
  Fletcher Challenge Energy....................         246,195         862,081
  Fletcher Challenge Forests Ltd. .............         479,150         397,887
  Fletcher Challenge Paper.....................         443,560         579,544
  Lion Nathan Ltd. ............................         177,000         396,746
  Telecom Corp. of New Zealand Ltd. ...........         831,070       4,029,729
  Telecom Corp. of New Zealand Ltd. ADS (c)....          10,840         420,050
                                                                ---------------
                                                                      9,574,572
                                                                ---------------
  SINGAPORE - 0.39%
  City Developments Ltd. ......................          62,000         287,003
  DBS Land Ltd. ...............................         118,000         180,677
  Development Bank of Singapore Ltd. ..........          64,000         546,944
  Elec & Eltek International Co., Ltd. ........          16,500          75,570
  Fraser & Neave Ltd. .........................          24,000         103,976

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                   SHARES           VALUE
                                               --------------- ---------------

  SINGAPORE - (CONTINUED)
  Hotel Properties Ltd. ......................         211,000  $      137,745
  Keppel Corp., Ltd. .........................          68,500         196,760
  Keppel Land Ltd. ...........................          74,000         101,887
  NatSteel Ltd. ..............................          46,000          62,243
  Oversea-Chinese Banking Corp., Ltd. ........         105,600         614,172
  Singapore Airlines Ltd. (Frgn.).............         106,000         691,988
  Singapore Press Holdings Ltd. (Frgn.).......          33,000         413,234
  Singapore Telecommunications, Ltd. .........         498,000         928,024
  United Overseas Bank Ltd. (Frgn.)...........         112,000         621,484
  Venture Manufacturing (Singapore) Ltd. .....           7,000          19,525
  Wing Tai Holdings Ltd. .....................          86,000         100,546
                                                               ---------------
                                                                     5,081,778
                                                               ---------------
  SPAIN - 0.47%
  Acerinox S.A. ..............................             623          92,252
  Banco Bilbao-Vizcaya S.A. ..................          21,665         700,751
  Banco Central Hispanoamericano..............          17,540         426,935
  Banco Popular Espanol S.A. .................           6,240         436,006
  Banco Santander S.A. .......................          17,290         577,392
  Empresa Nacional de Electricidad S.A. ......          41,160         730,467
  Fomento de Construcciones y Contratas
   S.A. ......................................           8,000         304,422
  Gas Natural SDG S.A. .......................           7,360         381,472
  Iberdrola S.A. .............................          40,580         533,807
  Mapfre Corp. ...............................           9,140         242,262
  Repsol S.A. ................................           4,290         182,948
  Repsol S.A. ADR (c).........................           6,780         288,574
  Tabacalera S.A. ............................           1,300         105,334
  Telefonica de Espana........................          25,920         739,745
  Vallehermoso S.A. ..........................           5,930         181,689
  Viscofan Envolturas Celulosicas S.A. .......           6,130         153,833
                                                               ---------------
                                                                     6,077,889
                                                               ---------------
  SWEDEN - 0.36%
  ABB AB, A Shares............................          22,100         261,815
  AssiDoman AB................................           1,500          37,998
  Astra AB, A Shares..........................          51,000         883,788
  Electrolux AB, B Shares.....................           3,500         243,049
  Hennes & Mauritz AB, B Shares...............          12,100         533,738
  Nordbanken Holding AB ......................          91,900         520,040
  Securitas AB, B Shares......................           7,100         214,756
  Skanska AB, B Shares........................           5,200         213,319
  Svenska Handelsbanken, A Shares.............          10,500         363,251
  Swedish Match AB............................          74,400         248,481
  Telefonaktiebolaget LM Ericsson, B Shares...          17,800         669,637
  Volvo AB, B Shares..........................          18,800         504,676
                                                               ---------------
                                                                     4,694,548
                                                               ---------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                   SHARES           VALUE
                                               --------------- ---------------

  SWITZERLAND - 0.91%
  ABB AG (Bearer).............................             220  $      276,772
  CS Holdings AG (Reg.).......................           7,635       1,182,991
  Holderbank Financiere Glarus AG, B Shares...             395         322,803
  Nestle S.A. (Reg.)..........................             896       1,344,676
  Novartis AG (Reg.)..........................           1,912       3,106,705
  Roche Holding AG (Gen.).....................             215       2,138,060
  Sairgroup (b)...............................             241         330,454
  Schweizerische Lebensversicherungs-und
   Rentenanstalt..............................             522         410,485
  Sulzer AG...................................             413         262,195
  Swiss Reinsurance Co. (Reg.)................             543       1,017,055
  UBS (Bearer)................................             558         807,964
  Zurich Versicherungs (Reg.).................           1,497         714,323
                                                               ---------------
                                                                    11,914,483
                                                               ---------------
  UNITED KINGDOM - 4.05%
  Abbey National PLC..........................          59,380       1,065,958
  Barclays PLC................................          32,000         851,929
  Bass PLC....................................          35,930         558,386
  B.A.T. Industries PLC.......................         284,700       2,595,209
  BG PLC......................................         301,428       1,358,968
  Billiton PLC (b)............................         222,000         569,840
  Booker PLC..................................         130,180         685,440
  British Energy PLC..........................         143,370         997,869
  British Petroleum Co. PLC...................         170,674       2,246,634
  British Sky Broadcasting Group PLC..........          76,000         570,234
  British Steel PLC...........................         170,530         366,173
  British Telecommunications PLC..............         260,570       2,051,547
  BTR PLC.....................................         113,580         343,870
  Cable & Wireless PLC........................          56,000         492,966
  Cadbury Schweppes PLC.......................         102,000       1,029,650
  Centrica PLC (b)............................         244,770         360,459
  Charter PLC.................................          55,091         678,950
  Coats Viyella PLC...........................         243,240         364,210
  Diageo PLC..................................         135,750       1,249,726
  FKI PLC.....................................         288,887         907,897
  General Electric Co. PLC....................         254,650       1,652,973
  Glaxo Wellcome PLC..........................         151,100       3,580,156
  Greenalls Group PLC.........................          73,000         526,104
  Hanson PLC..................................          97,122         434,073
  Hillsdown Holdings PLC......................         298,380         726,619
  House of Fraser PLC.........................         318,300       1,052,708
  HSBC Holdings PLC...........................          65,450       1,680,000
  Inchcape PLC................................         158,530         425,181
  Legal & General Group PLC...................         145,100       1,270,147
  Lloyds TSB Group PLC........................         217,370       2,814,812

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                    SHARES           VALUE
                                                --------------- ---------------

  UNITED KINGDOM - (CONTINUED)
  Marks & Spencer PLC.........................          173,760  $    1,712,583
  Mirror Group PLC............................          302,450         970,428
  National Westminster Bank PLC...............           60,420       1,006,089
  Northern Foods PLC..........................          172,960         751,319
  Peninsular & Oriental Steam Navigation
   Co. .......................................          110,460       1,258,635
  Reckitt & Colman PLC........................           32,095         504,331
  Reuters Holdings PLC........................           65,470         716,373
  Rio Tinto PLC...............................           65,920         812,408
  RJB Mining PLC..............................          166,130         347,158
  Royal & Sun Alliance Insurance Group PLC....           81,539         822,434
  Scottish Hydro-Electric PLC.................           70,820         584,971
  Sears PLC...................................          408,820         356,519
  Sedgwick Group PLC..........................          266,640         623,001
  SmithKline Beecham PLC......................          157,020       1,609,600
  Smurfit (Jefferson) Group PLC...............          241,304         671,006
  Tate & Lyle PLC.............................           74,000         610,021
  Tesco PLC...................................          115,860         943,656
  Thames Water PLC............................           78,690       1,173,714
  The Great Universal Stores PLC..............           93,000       1,173,690
  Unilever PLC................................           68,960         591,167
  Vodafone Group PLC..........................          154,310       1,114,637
  Williams PLC................................          180,990       1,006,575
                                                                ---------------
                                                                     52,869,003
                                                                ---------------
  TOTAL NON-U.S. EQUITIES.....................                      219,165,532
                                                                ---------------
  EMERGING MARKETS EQUITIES - 4.07%
  Brinson Emerging Markets Equity Fund (b)....        5,787,049      53,026,733
                                                                ---------------
  TOTAL EQUITIES (COST $630,600,959)..........                      710,836,412
                                                                ---------------
                                                     FACE
                                                    AMOUNT
                                                ---------------

  BONDS - 39.73%
  U.S. BONDS - 19.07%
  U.S. CORPORATE BONDS - 8.00%
  Aid-Israel, Series 10-Z 0.000%, due
  02/15/03....................................    $   5,670,000       4,209,918
  Aid-Israel PO, 0.000%, due 08/15/19.........        1,105,000         290,261
  Associates Corp. N.A. 6.450%, due 10/15/01..        1,230,000       1,238,754
  Bank of America FRN, 6.110%, due 09/24/98...        4,000,000       3,998,306
  Capital One Bank 6.830%, due 05/17/99.......        1,000,000       1,006,932
  Chase Manhattan Auto Owner Trust 96C-A4
   6.150%, due 03/15/02.......................          265,000         265,416
  Chase Manhattan Credit Card Trust 96-4A
   6.730%, due 02/15/03.......................        4,340,000       4,381,577
  Chemical Master Credit Card Trust 95-2A
   6.230%, due 06/15/03.......................        3,915,000       3,939,234

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                       FACE
                                                      AMOUNT          VALUE
                                                  --------------- -------------

  U.S. CORPORATE BONDS - (CONTINUED)
  Citicorp Mortgage Securities, Inc. 94-9 Class
   A8,
   5.750%, due 06/25/09.........................    $   4,310,211  $  3,898,672
  Coca-Cola Enterprises 6.375%, due 08/01/01....        1,450,000     1,460,376
  Continental Airlines, Inc. 97-4A, 6.900%, due
   01/02/18.....................................        5,450,000     5,449,183
  Countrywide Funding Corp. FRN, 6.360%, due
   12/01/03.....................................        3,000,000     2,977,500
  Dayton Hudson Credit Card Master Trust 95-1A,
   6.100%, due 02/25/02.........................          650,000       650,566
  Donaldson, Lufkin & Jenrette FRN,
   6.700%, due 06/30/00.........................        4,650,000     4,707,032
  Enron Corp. 6.750%, due 08/01/09..............        7,600,000     7,663,156
  First National Bank of Chicago Series E,
   7.000%, due 05/08/00.........................        2,500,000     2,537,500
  GE Capital Mtg. Services, Inc. 94-7 Class A12,
   6.000%, due 02/25/09.........................        5,062,551     4,927,634
  General Motors Acceptance Corp. MTN
   5.875%, due 01/12/99.........................        1,000,000       998,951
  Green Tree Financial 94-6 Class A5,
   8.250%, due 01/15/20.........................          460,000       488,923
  Kern River Funding Corp. 144A Series B
   6.720%, due 09/30/01.........................          275,000       280,490
  Lehman Brothers Holdings, 7.250%, due
   04/15/03.....................................          250,000       258,094
  Nationsbanc Asset Securities, Inc. Series
   1997-1,
   6.375%, due 09/20/27.........................        4,210,000     4,210,000
  News America Holdings 7.750%, due 12/01/45....          680,000       707,953
  Premier Auto Trust 96-4A, Class A4,
   6.400%, due 10/06/01.........................        5,475,000     5,505,332
  Prudential Home Mortgage Securities
   93-43A9, 6.750%, due 10/25/23................        3,185,467     3,141,093
   94-3A10, 6.500%, due 02/25/24................        5,970,000     5,735,379
  Residential Asset Securitization Trust 97-A 11
   P4,
   7.000%, due 12/25/27.........................        2,520,000     2,527,875
  Salomon, Inc.
   6.500%, due 03/01/00.........................        2,780,000     2,794,798
   6.750%, due 02/15/03.........................        3,800,000     3,853,949
  The Money Store 97-B, A-8, 6.900%, due
   07/15/38.....................................        3,000,000     3,048,630
  Time Warner Inc.
   9.125%, due 01/15/13.........................        1,735,000     2,072,003
   7.570%, due 02/01/24.........................        1,490,000     1,561,815
  Time Warner Entertainment Inc. 8.375%, due
   03/15/23.....................................        1,250,000     1,426,006
  UCFC Home Equity Loan 97-C, Class A8, FRN,
   6.325%, due 09/15/27.........................        4,057,067     4,053,700
  Union Pacific, 6.250%, due 03/15/99...........        3,000,000     3,008,429
  World Omni Automobile Lease Securitization
   Trust
   6.850%, due 06/25/03.........................        5,060,000     5,097,242
                                                                  -------------
                                                                    104,372,679
                                                                  -------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                     FACE
                                                    AMOUNT           VALUE
                                                --------------- ---------------

  INTERNATIONAL DOLLAR BONDS - 3.91%
  Abbey National PLC
   7.350%, Resettable Perpetual Preferred.....    $     645,000  $      670,649
  ABN AMRO Bank NV (Chicago) 6.625%, due
   10/31/01...................................        1,000,000       1,014,901
  African Development Bank 7.375%, due
   04/06/23...................................          600,000         654,218
  AT&T Corp. 8.250%, due 01/11/00.............           30,000          31,199
  Banca Commercial Italian 8.250%, due
   07/15/07...................................           30,000          32,924
  Banque Paribas, Sub. Notes, 6.875%, due
   03/01/09...................................          640,000         637,217
  Bayerische Landesbank 6.850%, due 07/19/01..        3,820,000       3,921,398
  Credit Suisse-London 144A
   7.900%, Resettable Perpetual Preferred.....        3,610,000       3,808,918
  Den Danske Bank 144A 7.400%, due 06/15/10...        3,735,000       3,896,965
  DR Investments 144A 7.450%, due 05/15/07....           30,000          31,708
  Empresa Nacional Electric
   7.875%, due 02/01/2027.....................        4,320,000       4,487,400
   8.125%, due 02/01/2097.....................          875,000         926,475
  Government of Ireland, 9.500%, due
   04/03/00...................................          700,000         749,148
  Government of Poland, FRN, 6.688%, due
   10/27/24...................................        2,600,000       2,505,750
  International Bank for Reconstruction &
   Development
   9.250%, due 11/17/98.......................          700,000         720,085
  International Telecom Satellite 8.125%, due
   02/28/05...................................          890,000         979,016
  Japanese Development Bank 8.375%, due
   02/15/01...................................           30,000          31,800
  Korea Development Bank 7.125%, due
   09/17/01...................................        1,200,000       1,021,439
  LKB-Baden Wuerttemberg Finance NV
   8.125%, due 01/27/00.......................        1,030,000       1,070,243
  National Australia Bank, FRN, 6.400%, due
   12/10/07...................................          630,000         632,331
  National Westminster Bank
   7.750%, Resettable Perpetual Preferred.....        1,000,000       1,080,245
  Pan Pacific Industry PLC 144A 0.000%, due
   04/28/07...................................          250,000         123,381
  Petroliam Nasional 7.125%, due 08/15/05.....          730,000         688,885
  Province of Quebec
   7.500%, due 07/15/02.......................          600,000         627,858
   7.500%, due 07/15/23.......................          375,000         404,340
  Ras Laffan Liquefied Natural Gas Co., Ltd.,
   144A
   8.294%, due 03/15/14.......................        4,340,000       4,083,966
  Republic of Austria, 8.625%, due 01/14/00...          600,000         628,343
  Republic of Italy, 0.000%, due 03/01/99.....          600,000         558,646
  Royal Bank of Scotland
   7.375%, Resettable Perpetual Preferred.....        1,185,000       1,230,274
  Skandinaviaka Enskilda Banken 144A
   6.625%, Resettable Perpetual Preferred.....        8,195,000       8,227,780
  Southern Investments UK 6.800%, due
   12/01/06...................................        2,740,000       2,761,561
  State Bank of New South Wales 10.375%, due
   04/26/99...................................          700,000         736,313
  Swedbank 144A FRN
   7.664%, Resettable Perpetual Preferred.....          780,000         791,700
  Swedish Export Credit, 9.875%, due
   03/15/38...................................          525,000         554,108
  Telstra Corp. Ltd. 6.500%, due 11/28/05.....          650,000         652,278
                                                                ---------------
                                                                     50,973,462
                                                                ---------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                    FACE
                                                   AMOUNT           VALUE
                                               --------------- ---------------

  U.S. GOVERNMENT AGENCIES - 4.16%
  Federal Home Loan Mortgage Corp.
   7.000%, due 10/15/13.......................   $     409,292  $      417,994
   7.500%, due 01/15/23.......................       2,895,757       3,040,776
   7.238%, due 05/01/26.......................       1,326,073       1,373,308
  Federal Home Loan Mortgage Corp. Gold
   9.500%, due 04/01/25.......................       2,092,789       2,235,360
  Federal National Mortgage Association
   7.875%, due 02/24/05.......................       5,000,000       5,534,305
   6.220%, due 03/13/06.......................       1,000,000       1,009,743
   8.500%, due 06/25/06.......................       5,400,074       5,604,375
   6.500%, due 05/25/08.......................       2,730,594       2,725,379
   5.807%, due 01/25/19.......................       2,525,000       2,493,629
   6.175%, due 10/01/27.......................       5,336,081       5,329,144
  Federal National Mortgage Association Strip
   0.000%, due 07/01/27 principal only........       7,694,258       5,753,897
  Government National Mortgage Association
   8.000%, due 12/15/22.......................       2,026,375       2,113,145
   7.500%, due 12/15/22.......................       3,230,262       3,322,098
   7.500%, due 12/15/23.......................       2,055,079       2,112,210
   7.000%, due 08/15/24.......................       6,029,348       6,092,717
   7.500%, due 11/15/24.......................               9               9
  Tennessee Valley Authority 6.375%, due
  06/15/05....................................       5,000,000       5,101,975
                                                               ---------------
                                                                    54,260,064
                                                               ---------------
  U.S. GOVERNMENT OBLIGATIONS - 3.00%
  U.S. Treasury Notes and Bonds
   6.000%, due 06/03/99.......................      22,660,000      22,773,300
   6.250%, due 08/31/02.......................       6,680,000       6,817,775
   6.000%, due 02/15/26.......................       9,600,000       9,588,000
                                                               ---------------
                                                                    39,179,075
                                                               ---------------
  TOTAL U.S. BONDS............................                     248,785,280
                                                               ---------------
                                                   SHARES
                                               ---------------

  HIGH YIELD BONDS - 2.44%
  Brinson High Yield Fund (b).................       2,283,216      31,883,974
                                                               ---------------
                                                    FACE
                                                   AMOUNT
                                               ---------------

  NON-U.S. BONDS - 13.16%
  AUSTRALIA - 1.02%
  Government of Australia
   7.000%, due 04/15/00....................... AUD   8,000,000       5,394,636
   10.000%, due 10/15/07......................       4,400,000       3,715,263
  Queensland Treasury Global Notes,
   8.000%, due 05/14/03.......................       5,900,000       4,221,686
                                                               ---------------
                                                                    13,331,585
                                                               ---------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                   FACE
                                                  AMOUNT             VALUE
                                            ------------------ ----------------

  CANADA - 1.55%
  Government of Canada
   7.250%, due 06/01/03.................... CAD      2,295,000  $     1,736,060
   6.500%, due 06/01/04....................          5,000,000        3,676,577
   8.750%, due 12/01/05....................          1,350,000        1,131,911
   4.250%, due 12/01/21 (d)................         14,800,000       11,476,955
   4.250%, due 12/01/26 (d)................          3,000,000        2,200,192
                                                               ----------------
                                                                     20,221,695
                                                               ----------------
  DENMARK - 1.52%
  Kingdom of Denmark
   8.000%, due 05/15/03.................... DKK     71,600,000       11,806,461
   7.000%, due 12/15/04....................         50,400,000        8,022,899
                                                               ----------------
                                                                     19,829,360
                                                               ----------------
  FRANCE - 0.51%
  Government of France (BTAN)
   5.750%, due 03/12/01.................... FRF      6,500,000        1,118,916
  Government of France (OAT)
   9.500%, due 06/25/98....................          6,800,000        1,159,255
   6.750%, due 10/25/04....................          9,400,000        1,714,063
   7.500%, due 04/25/05....................          5,900,000        1,121,451
   8.500%, due 12/26/12....................          7,500,000        1,614,445
                                                               ----------------
                                                                      6,728,130
                                                               ----------------
  GERMANY - 3.16%
  Bundesrepublik Deutschland
   7.000%, due 09/20/99.................... DEM      5,900,000        3,432,835
   8.500%, due 08/21/00....................         15,050,000        9,206,104
   7.750%, due 02/21/00....................         12,000,000        7,137,534
   6.500%, due 07/15/03....................          3,900,000        2,330,543
   6.000%, due 09/15/03....................          7,400,000        4,336,867
   6.000%, due 07/04/07....................          2,300,000        1,338,991
   6.000%, due 06/20/16....................          3,500,000        2,020,271
   6.250%, due 01/04/24....................          1,160,000          677,833
  Treuhandanstalt
   6.250%, due 03/04/04....................         18,200,000       10,771,614
                                                               ----------------
                                                                     41,252,592
                                                               ----------------
  ITALY - 0.74%
  Republic of Italy (BTP)
   9.500%, due 02/01/01.................... ITL  2,000,000,000        1,273,154
   11.500%, due 03/01/03...................      6,000,000,000        4,322,050
   9.000%, due 10/01/03....................      6,000,000,000        4,002,715
                                                               ----------------
                                                                      9,597,919
                                                               ----------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                   FACE
                                                  AMOUNT            VALUE
                                            ------------------ ---------------

  NETHERLANDS - 1.24%
  Government of Netherlands
   7.500%, due 06/15/99.................... NLG      1,400,000  $      722,133
   9.000%, due 05/15/00....................          8,300,000       4,505,574
   8.250%, due 06/15/02....................          5,500,000       3,073,793
   5.750%, due 01/15/04....................          2,600,000       1,326,740
   7.250%, due 10/01/04....................          9,500,000       5,234,302
   7.500%, due 01/15/23....................          2,300,000       1,375,031
                                                               ---------------
                                                                    16,237,573
                                                               ---------------
  SPAIN - 0.94%
  Government of Spain
   6.750%, due 04/15/00.................... ESP    600,000,000       4,115,822
   7.900%, due 02/28/02....................        100,000,000         727,590
   5.250%, due 01/31/03....................        400,000,000       2,640,336
   8.000%, due 05/30/04....................        300,000,000       2,250,689
   10.000%, due 02/28/05...................        300,000,000       2,496,172
                                                               ---------------
                                                                    12,230,609
                                                               ---------------
  SWEDEN - 0.35%
  Government of Sweden
   13.000%, due 06/15/01................... SEK     12,000,000       1,857,530
   6.000%, due 02/09/05....................         21,000,000       2,665,745
                                                               ---------------
                                                                     4,523,275
                                                               ---------------
  UNITED KINGDOM - 2.13%
  UK Treasury
   7.000%, due 11/06/01.................... GBP      2,370,000       3,946,546
   8.000%, due 06/10/03....................          6,685,000      11,715,189
   9.000%, due 10/13/08....................          4,535,000       8,990,030
   8.000%, due 09/27/13....................          1,620,000       3,100,156
                                                               ---------------
                                                                    27,751,921
                                                               ---------------
  TOTAL NON-U.S. BONDS.....................                        171,704,659
                                                               ---------------
                                                  SHARES
                                            ------------------

  EMERGING MARKETS BONDS - 5.06%
  Brinson Emerging Markets Debt Fund (b)...          3,260,317      65,948,065
                                                               ---------------
  TOTAL BONDS (COST $505,561,309)..........                        518,321,978
                                                               ---------------
                                                   FACE
                                                  AMOUNT
                                            ------------------

  SHORT-TERM INVESTMENTS - 33.25%
  U.S. GOVERNMENT OBLIGATIONS - 0.53%
  U.S. Treasury Bill
   4.890%, due 05/28/98.................... $        7,100,000       6,949,118
                                                               ---------------
  CERTIFICATES OF DEPOSIT - 0.92%
  Canadian Imperial Bank, 5.940%, due
   10/23/98................................          7,000,000       6,996,756
  Societe Generale, 6.000%, due 10/20/98...          5,000,000       4,996,177
                                                               ---------------
                                                                    11,992,933
                                                               ---------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                    FACE
                                                   AMOUNT           VALUE
                                               --------------- ---------------

  COMMERCIAL PAPER - 31.80%
  Bausch & Lomb Inc.
   8.000%, due 01/02/98......................    $  59,306,000  $   59,292,822
   6.750%, due 01/05/98......................       10,000,000       9,992,500
  Case Credit Corp.
   6.000%, due 01/23/98......................        1,500,000       1,494,500
   6.030%, due 03/10/98......................        2,000,000       1,978,299
   6.020%, due 03/12/98......................        1,500,000       1,483,239
  ConAgra Inc.
   6.850%, due 01/02/98......................       20,000,000      19,996,194
   6.520%, due 01/02/98......................       19,515,000      19,511,466
   5.900%, due 01/23/98......................       15,000,000      14,945,916
  CSX Corp. 5.790%, due 01/12/98.............        5,000,000       4,991,155
  Enron Corp. 5.780%, due 01/05/98...........        3,200,000       3,197,945
  FMC Corp. 7.000%, due 01/02/98.............       47,040,000      47,030,851
  GTE Corp. 6.200%, due 01/02/98.............       10,000,000       9,998,278
  ITT Industries Inc. 7.500%, due 01/02/98...       50,000,000      49,989,585
  Marriot Corp.
   5.820%, due 01/05/98......................        5,000,000       4,996,766
   5.800%, due 01/08/98......................        5,000,000       4,994,362
   5.970%, due 01/28/98......................        5,000,000       4,977,613
   6.050%, due 02/09/98......................        1,500,000       1,490,169
  Nabisco, Inc., 6.100%, due 01/07/98........       10,000,000       9,989,833
  Occidental Petroleum Corp., 6.900%, due
  01/12/98...................................       15,000,000      14,968,375
  Praxair, Inc., 5.750%, due 01/05/98........       10,000,000       9,993,611
  Rite Aid Corp., 5.850%, due 01/20/98.......       10,000,000       9,969,125
  Safeway, Inc.
   6.070%, due 01/08/98......................       10,000,000       9,988,197
   5.920%, due 01/22/98......................        5,000,000       4,982,734
  Solutia, Inc., 7.000%, due 01/02/98........       12,085,000      12,082,650
  Sonat, Inc. 6.500%, due 01/02/98...........       25,000,000      24,995,485
  Tenneco, Inc. 6.250%, due 01/22/98.........        2,505,000       2,495,867
  The Limited, Inc. 6.200%, due 01/02/98.....       25,000,000      24,995,695
  Ultramar Diamond Shamrock Corp.
   6.020%, due 01/05/98......................       10,000,000       9,993,311
   6.000%, due 01/06/98......................       10,000,000       9,991,667
  U.S. West Capital Funding Corp. 6.100%, due
  01/23/98...................................        1,000,000         996,272
  Whirlpool Corp. 6.750%, due 01/05/98.......        9,000,000       8,993,250
                                                               ---------------
                                                                   414,797,732
                                                               ---------------
  TOTAL SHORT-TERM INVESTMENTS (COST
  $433,739,480)..............................                      433,739,783
                                                               ---------------
  TOTAL INVESTMENTS (COST $1,569,901,748) -
   127.47%...................................                    1,662,898,173
                                                               ---------------
  LIABILITIES, LESS CASH AND OTHER ASSETS -
   (27.47%)..................................                     (358,365,864)
                                                               ---------------
  NET ASSETS - 100%..........................                  $ 1,304,532,309
                                                               ===============

               See accompanying notes to schedule of investments.

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997
 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $1,569,901,748; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............   $150,827,839
         Gross unrealized depreciation............    (57,831,414)
                                                    -------------
            Net unrealized appreciation...........   $ 92,996,425
                                                    =============

 (b)    Non-income producing security
 (c)    Denominated in U.S. dollars.
 (d)    Linked to Canada's retail price index. Reset semi-annually
 FRN: Floating rate note--The rate disclosed is that in effect at December 31, 1997.
 MTN:   Medium term note
 PO:    Principal Only--Security does not pay interest.
 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $21,244,908 or 1.63% of net assets.
 Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

 FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 5)

 The Brinson Global Securities Fund had the following open forward currency contracts as of December 31, 1997:

                           SETTLEMENT     LOCAL        CURRENT     UNREALIZED
                              DATE       CURRENCY       VALUE      GAIN (LOSS)
                           ---------- -------------- ------------ -------------
  FORWARD FOREIGN CURRENCY
   BUY CONTRACTS:
  Australian Dollar.......  02/05/98      27,900,000 $ 18,193,912  $ (1,800,398)
  Belgian Franc...........  02/05/98     550,000,000   14,874,755      (554,906)
  British Pound...........  02/05/98      26,800,000   44,021,025      (504,430)
  Canadian Dollar ........  02/05/98      39,900,000   27,912,248      (192,642)
  Danish Krone............  02/05/98     111,200,000   16,269,536      (345,695)
  French Franc............  02/05/98     102,900,000   17,140,030       152,254
  German Mark.............  02/05/98      56,200,000   31,319,836      (471,919)
  Hong Kong Dollar........  02/05/98      14,500,000    1,866,452        10,497
  Italian Lira............  02/05/98  26,000,000,000   14,702,223       (42,857)
  Japanese Yen............  02/05/98  13,090,000,000  101,200,646   (14,108,831)
  Netherlands Guilder.....  02/05/98      41,500,000   20,515,508      (358,767)
  Spanish Peseta..........  02/05/98     970,000,000    6,370,012       (92,346)
  Swiss Franc.............  02/05/98      26,300,000   18,105,840       179,074
  FORWARD FOREIGN CURRENCY
   SALE CONTRACTS:
  Australian Dollar.......  02/05/98      58,100,000   37,887,680     3,737,604
  Belgian Franc...........  02/05/98     550,000,000   14,874,755      (162,185)
  British Pound...........  02/05/98      66,100,000  108,409,987       666,372
  Canadian Dollar.........  02/05/98      58,900,000   41,203,794     1,433,103
  Danish Krone............  02/05/98     248,600,000   36,372,362      (259,638)
  French Franc............  02/05/98      34,400,000    5,730,000        18,375
  German Mark.............  02/05/98     121,000,000   67,432,386      (337,237)
  Hong Kong Dollar........  02/05/98      37,500,000    4,827,031       (26,724)
  Italian Lira............  02/05/98  26,000,000,000   14,702,223      (172,619)
  Japanese Yen............  02/05/98   9,900,000,000   76,538,304     7,453,959
  Netherlands Guilder.....  02/05/98      65,400,000   32,330,463        83,443
  Spanish Peseta..........  02/05/98   2,453,400,000   16,111,534       519,161
  Swiss Franc.............  02/05/98      10,000,000    6,884,350        47,098
                                                                  -------------
  Total...................                                         $ (5,130,254)
                                                                  =============

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

 December 31, 1997
 NOTES TO SCHEDULE OF INVESTMENTS

 FUTURES CONTRACTS (NOTE 6)
 The Brinson Global Securities Fund had the following open futures contracts as of December 31, 1997:

                               SETTLEMENT    COST/       CURRENT    UNREALIZED
                                  DATE      PROCEEDS      VALUE     GAIN (LOSS)
                               ---------- ------------ ------------ -----------
  U.S. INTEREST RATE FUTURES
   BUY CONTRACTS
  5 year U.S. Treasury Notes,
   964 contracts.............  March 1998 $104,328,621 $104,714,500  $ 385,879
  10 year U.S. Treasury
   Notes,
   49 contracts..............  March 1998    5,459,274    5,495,656     36,382
  30 year U.S. Treasury
   Bonds,
   141 contracts.............  March 1998   16,877,776   16,986,094    108,318
  NON-U.S. INTEREST RATE
   FUTURES
   BUY CONTRACTS
  10 year Canadian Bond, 60
   contracts.................  March 1998    5,170,786    5,181,305     10,519
  10 year French Bond, 22
   contracts.................  March 1998    1,884,983    1,869,538    (15,445)
  10 year German Bond, 153
   contracts.................  March 1998   22,670,572   22,475,332   (195,240)
  10 year Italian Bond, 22
   contracts.................  March 1998    2,949,947    2,926,601    (23,346)
  10 year Spanish Bond, 44
   contracts.................  March 1998    3,125,768    3,098,683    (27,085)
  15 year United Kingdom
   Gilt, 78 contracts........  March 1998    7,948,281    7,893,607    (54,674)
  U.S. INDEX FUTURES SALES
   CONTRACTS
  S&P 500 Index, 546 con-
   tracts....................  March 1998  133,169,903  133,647,150   (477,247)
                                                                    ----------
    Total....................                                        $(251,939)
                                                                    ==========

 The segregated cash and market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1997 were $3,000,000 and $6,949,118, respectively.



                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS:
 Investments, at value (Note 1):
  Unaffiliated issuers (Cost $1,400,862,203)......................  $1,483,664,007
  Affiliated issuers (Cost $169,039,545)..........................     179,234,166
 Foreign currency, at value (Cost $11,920,469)....................      11,940,805
 Cash.............................................................       5,233,760
 Receivables:
  Investment securities sold......................................      44,930,869
  Dividends.......................................................       1,465,189
  Interest........................................................       9,078,924
  Fund shares sold................................................       1,216,855
  Variation margin (Note 6).......................................         255,594
 Other assets.....................................................         104,212
                                                                   ---------------
    TOTAL ASSETS..................................................   1,737,124,381
                                                                   ---------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................      21,721,969
  Securities loaned (Note 7)......................................     155,096,060
  Fund shares redeemed............................................     250,573,690
 Net unrealized depreciation on forward foreign currency con-
  tracts..........................................................       5,130,254
 Other liabilities................................................          70,099
                                                                   ---------------
    TOTAL LIABILITIES.............................................     432,592,072
                                                                   ---------------
NET ASSETS:
 Applicable to 86,647,824 shares; no par value, unlimited shares authorized......................................................  $1,304,532,309
                                                                   ===============
 Net asset value, offering price and redemption price per share
  ($1,304,532,309 / 86,647,824 shares)............................  $      15.0556
                                                                   ===============
NET ASSETS CONSIST OF:
 Paid in capital..................................................  $  777,735,632
 Accumulated net investment income................................     151,083,373
 Accumulated net realized gain....................................     288,280,829
 Net unrealized appreciation......................................      87,432,475
                                                                   ---------------
    NET ASSETS....................................................  $1,304,532,309
                                                                   ===============

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
 Interest (net of $88,598 for foreign taxes withheld, including securities lending income of $217,424)........................  $ 49,725,484
 Dividends (net of $1,092,360 for foreign taxes withheld).......    15,952,439
                                                                 -------------
    TOTAL INCOME................................................    65,677,923
                                                                 -------------
EXPENSES:
 Custodian......................................................       404,345
 Administration.................................................       203,678
 Professional...................................................       113,247
 Accounting.....................................................        94,420
 Other..........................................................        54,945
                                                                 -------------
    TOTAL EXPENSES..............................................       870,635
                                                                 -------------
    NET INVESTMENT INCOME.......................................    64,807,288
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments...................................................   155,868,380
  Futures contracts.............................................   (16,857,667)
  Foreign currency transactions.................................    28,597,551
                                                                 -------------
   Net realized gain............................................   167,608,264
                                                                 -------------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency..............................   (24,383,542)
  Futures contracts.............................................      (253,411)
  Forward contracts.............................................   (12,584,283)
  Translation of other assets and liabilities denominated in
   foreign currency.............................................      (147,197)
                                                                 -------------
   Change in net unrealized appreciation or depreciation........   (37,368,433)
                                                                 -------------
 Net realized and unrealized gain...............................   130,239,831
                                                                 -------------
 Net increase in net assets resulting from operations...........  $195,047,119
                                                                 =============

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                YEAR ENDED        YEAR ENDED
                                             DECEMBER 31, 1997 DECEMBER 31, 1996
                                             ----------------- -----------------
  OPERATIONS:
   Net investment income...................    $   64,807,288    $   55,158,091
   Net realized gain.......................       167,608,264        77,363,628
   Change in net unrealized appreciation or
    depreciation...........................       (37,368,433)       53,605,928
                                              ---------------   ---------------
   Net increase in net assets resulting
    from operations........................       195,047,119       186,127,647
                                              ---------------   ---------------
  CAPITAL SHARE TRANSACTIONS:
   Shares sold.............................       350,379,894       866,421,331
   Shares redeemed.........................      (999,404,170)     (261,593,988)
                                              ---------------   ---------------
   Net increase (decrease) in net assets
    resulting from capital share
    transactions (a).......................      (649,024,276)      604,827,343
                                              ---------------   ---------------
      TOTAL INCREASE (DECREASE) IN NET
       ASSETS..............................      (453,977,157)      790,954,990
  NET ASSETS:
   Beginning of year.......................     1,758,509,466       967,554,476
                                              ---------------   ---------------
   End of year (including accumulated net
    investment income of $151,083,373 and
    $86,276,085, respectively).............    $1,304,532,309    $1,758,509,466
                                              ===============   ===============
(a) A summary of capital share transactions follows:

                                                  SHARES            SHARES
                                              ---------------   ---------------
    Shares sold............................        24,152,140        69,041,410
    Shares redeemed........................       (67,968,919)      (21,146,225)
                                              ---------------   ---------------
     Net increase (decrease) in shares
      outstanding..........................       (43,816,779)       47,895,185
                                              ===============   ===============


              See accompanying notes to the financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                               YEAR ENDED DECEMBER 31,
                               --------------------------    PERIOD ENDED
                                  1997           1996     DECEMBER 31, 1995*
                               -----------    ----------- ------------------
Net asset value, beginning of
 period......................     $13.4788       $11.7181       $10.0000
                               -----------    -----------     ----------
Income from investment opera-
 tions:
 Net investment income.......       0.5456***      0.2844         0.3769
 Net realized and unrealized
  gain.......................       1.0312         1.4763         1.3412
                               -----------    -----------     ----------
  Total income from invest-
   ment operations...........       1.5768         1.7607         1.7181
                               -----------    -----------     ----------
Net asset value, end of peri-
 od..........................     $15.0556       $13.4788       $11.7181
                               ===========    ===========     ==========
Total return (non-
 annualized).................       11.70%         15.03%         17.18%
Ratios/Supplemental data
 Net assets, end of period
  (in 000s)..................  $ 1,304,532    $ 1,758,509       $967,554
 Ratio of expenses to average
  net assets:
  Before expense reimburse-
   ment......................        0.05%          0.05%          0.14%**
  After expense reimburse-
   ment......................          N/A            N/A          0.05%**
 Ratio of net investment in-
  come to average net assets:
  Before expense reimburse-
   ment......................        3.72%          4.36%          4.95%**
  After expense reimburse-
   ment......................          N/A            N/A          5.04%**
 Portfolio turnover rate.....         138%           155%           158%
 Average commission rate paid
  per share..................      $0.0341        $0.0298        $0.0307

*    The Fund commenced operations April 28, 1995.
**   Annualized
*** The net investment income per share data was determined by using average shares outstanding during the period.


                See accompanying notes to financial statements.

 BRINSON GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

The Brinson Global Equity Fund is actively managed, providing a fully integrated approach to the primary equity markets across the world. Market selection and currency strategies are managed within a global asset allocation framework. Industry strategies and individual security selections are based on the fundamental research of our analytical teams in our offices worldwide.

The Brinson Global Equity Fund has provided a return of 0.55% since its performance inception on August 31, 1997, compared to the 2.89% return for the benchmark MSCI World Equity (Free) Index.

For 1997, currency allocation made an important positive contribution to Fund performance. Market allocation strategies, notable for a U.S. equity market underweight, detracted from performance. Security selection also reduced performance; with outstanding stock selection in Japan more than offset by less successful results in the U.S.

Global equity markets in aggregate were strong in 1997. Returns varied considerably, with double-digit rises in Europe and North America contrasting sharply with very weak markets in the Pacific region. The MSCI U.S. component returned 34.1% and was one of the better performers, but not the best during 1997. Still, the underweight of the U.S. market held down returns. Nine markets in the global equity index outperformed the U.S. market, led by Switzerland and Denmark, gaining U.S. dollar-hedged returns of 63.5% and 59.5%, respectively. The performance of the MSCI World Equity (Free) Index was muted by the weakness of Japan, Southeast Asia, New Zealand and Australia. The worst performing market in 1997 was Malaysia, which declined 52.1% in U.S. dollar-hedged terms.

Currency strategies contributed to the performance of the Fund relative to the MSCI World Equity (Free) benchmark. In October, a small underweight of the yen was instated, while increasing the size of the U.S. dollar overweight.

Japan stock selection made a positive contribution, benefiting from overweights of blue chip multinationals and other defensive securities, while avoiding all but the highest quality banks and financials. The U.S. equity portion of the Fund was hurt by its underexposure to large capitalization and consumer products issues, as companies with well-known brand names and stable cash flows outperformed.

 BRINSON GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

TOTAL RETURN

                                8/31/97*
                                   TO
                                12/31/97
----------------------------------------
Brinson Global Equity Fund        0.55%
----------------------------------------
MSCI World Equity (Free) Index    2.89%
----------------------------------------

* Performance inception date of the Brinson Global Equity Fund

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Global Equity Fund and the MSCI World Equity (Free) Index if you had invested $100,000 on August 31, 1997. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON GLOBAL EQUITY FUNDVS. MSCI WORLD EQUITY (FREE) INDEX

                                                             12783B-Global_Eq-dg

                                              MSC1 World Equity
                    Brinson Global Equity       (Free) Index
                    ---------------------     ----------------
    8/29/97             100,000                   100,000
    9/30/97             105,100                   105,437
   10/31/97              98,566                    99,902
   11/30/97              98,689                   101,649
   12/31/97             100,545                   102,892

                                      LOGO

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

 TOP TEN U.S. EQUITY HOLDINGS

 As of December 31, 1997


                               PERCENT OF
                               NET ASSETS
-----------------------------------------
 1. Lockheed Martin Corp.         1.72%
 2. Xerox Corp.                   1.67
 3. Philip Morris Companies,
    Inc.                          1.57
 4. CIGNA Corp.                   1.40
 5. Aon Corp.                     1.38
 6. Schering Plough Corp.         1.22
 7. Burlington Northern Santa
    Fe Corp.                      1.19
 8. Federal Express Corp.         1.17
 9. Goodyear Tire & Rubber
    Co.                           1.14
10. Automatic Data Process-
    ing, Inc.                     1.00
-----------------------------------------

TOP TEN NON-U.S. EQUITY HOLDINGS

As of December 31, 1997

                                                                 PERCENT OF
                                                                 NET ASSETS
---------------------------------------------------------------------------
 1. Glaxo Wellcome PLC                                              1.10%
 2. Lloyds TSB Group PLC                                            0.91
 3. Novartis AG (Reg.)                                              0.86
 4. Royal Dutch Petroleum Co.                                       0.85
 5. Telecom Corp. of New Zealand Ltd.                               0.81
 6. B.A.T. Industries PLC                                           0.79
 7. Allianz AG                                                      0.68
 8. British Petroleum Co. PLC                                       0.68
 9. British Telecommunications PLC                                  0.54
10. Muenchener Rueckver AG (Reg.)                                   0.54
---------------------------------------------------------------------------

 BRINSON GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1997

U.S. EQUITIES
Basic Industries
 Chemicals......................   0.84%
 Housing/Paper..................   2.04
 Metals.........................   0.35
                                 ------
                                   3.23
Capital Investments
 Capital Goods..................   2.83
 Technology.....................   3.46
                                 ------
                                   6.29
Consumer
 Autos/Durables.................   1.57
 Discretionary..................   1.47
 Health: Drugs..................   3.25
 Health: Non-Drugs..............   1.72
 Non-Durables...................   3.89
 Retail/Apparel.................   2.05
                                 ------
                                  13.95
Energy..........................   1.62
Financial
 Banks..........................   3.15
 Non-Banks......................   2.80
                                 ------
                                   5.95
Services/Misc...................   3.80
Transportation..................   2.46
Utilities
 Electric.......................   2.47
 Telephone......................   0.43
                                 ------
                                   2.90
                                 ------
  Total U.S. Equities...........  40.20*
                                 ------
NON-U.S. EQUITIES
Aerospace & Military............   0.12
Airlines........................   0.22
Appliances & Household..........   0.96
Autos/Durables..................   1.82
Banking.........................   6.83
Beverages & Tobacco.............   1.46
Broadcasting & Publishing.......   1.02
Building Materials..............   0.81
Business & Public Service.......   1.88
Chemicals.......................   1.59

Construction....................   0.46%
Data Processing.................   0.40
Electric Components.............   0.59
Electronics.....................   2.06
Energy..........................   4.89
Financial Services..............   1.29
Food & House Products...........   2.03
Forest Products.................   0.73
Gold Mining.....................   0.04
Health: Drugs...................   0.92
Health: Non-Drugs...............   3.21
Industrial Components...........   0.74
Insurance.......................   3.74
Leisure & Tourism...............   0.32
Machinery & Engineering.........   0.10
Merchandising...................   2.60
Metals-Steel....................   0.89
Miscellaneous Materials.........   0.22
Miscellaneous Services..........   0.06
Multi-Industry..................   3.04
Non-Ferrous Metals..............   1.07
Real Estate.....................   0.63
Recreation......................   0.22
Retail & Apparel................   0.36
Shipping........................   0.03
Telecommunications..............   5.04
Textiles & Apparel..............   0.10
Transportation..................   0.54
Utilities.......................   2.57
Wholesale & International
 Trade..........................   0.31
                                 ------
  Total Non-U.S. Equities.......  55.91
                                 ------
SHORT-TERM INVESTMENTS..........   3.83
                                 ------
  TOTAL INVESTMENTS.............  99.94*
CASH AND OTHER ASSETS,
LESS LIABILITIES................   0.06
                                 ------
NET ASSETS...................... 100.00%
                                 ======

* The Fund held a long position in stock index futures on December 31, 1997 which increased U.S. Equity exposure from 40.20% to 42.29%. This adjustment results in a decrease in the Fund's exposure to Short- Term Investments from 3.83% to 1.74%.

 BRINSON GLOBAL EQUITY FUND                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                         SHARES       VALUE
                                                      ------------ ------------

  EQUITIES - 96.11%
  U.S. EQUITIES - 40.20%
  Allergan, Inc. ....................................        2,900  $    97,331
  Alza Corp. (b).....................................        2,900       92,256
  American Home Products Corp. ......................        2,300      175,950
  Aon Corp. .........................................        5,500      322,437
  Automatic Data Processing, Inc. ...................        3,800      233,225
  Baxter International, Inc. ........................        3,700      186,619
  Beckman Instruments, Inc. .........................        1,000       40,000
  Biogen, Inc. (b)...................................        1,100       40,013
  Birmingham Steel Corp. ............................        1,200       18,900
  Boston Technology, Inc. (b)........................        1,100       27,638
  Briggs & Stratton Corp. ...........................          300       14,569
  Burlington Northern Santa Fe Corp. ................        3,000      278,813
  Champion Enterprises, Inc. (b).....................        1,800       37,013
  Chase Manhattan Corp. .............................        1,500      164,250
  CIGNA Corp. .......................................        1,900      328,819
  Circuit City Stores - Circuit City Group...........        4,200      149,363
  Citicorp...........................................        1,400      177,013
  CMS Energy Corp. ..................................        3,700      163,031
  Comerica, Inc. ....................................          800       72,200
  Commscope, Inc. (b)................................        2,200       29,563
  Comverse Technology, Inc. (b)......................          600       23,400
  Corning, Inc. .....................................        6,100      226,463
  Covance, Inc. (b)..................................        1,400       27,825
  CPC International, Inc. ...........................        1,300      140,400
  Crown Cork & Seal Co., Inc. .......................        1,400       70,175
  CVS Corp. .........................................        1,800      115,313
  Dial Corp. ........................................        1,500       31,219
  Eastman Chemical Co. ..............................        1,600       95,300
  Echlin, Inc. ......................................          800       28,950
  EMC Corp. (b)......................................        8,200      224,988
  Enron Corp. .......................................        3,900      162,094
  Entergy Corp. .....................................        7,500      224,531
  Federal Express Corp. (b)..........................        4,500      274,781
  First American Corp. of Tennessee..................          700       34,825
  First Data Corp. ..................................        7,000      204,750
  First Security Corp. ..............................          900       37,688
  FirstEnergy Corp. .................................        2,205       63,945
  Fleetwood Enterprises, Inc. .......................          900       38,194
  Food Lion Inc., Class A............................        5,200       43,875
  Forest Laboratories, Inc. (b)......................        1,300       64,106
  Fort James Corp. ..................................        3,400      130,050
  Gannett Co., Inc. .................................        2,800      173,075
  General Semiconductor, Inc. (b)....................        1,500       17,344
  Genzyme Corp. .....................................        1,200       33,300
  Geon Co. ..........................................          800       18,700

 BRINSON GLOBAL EQUITY FUND                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                         SHARES       VALUE
                                                      ------------ ------------

  U.S. EQUITIES - (CONTINUED)
  Goodyear Tire & Rubber Co. ........................        4,200  $   267,225
  Harnischfeger Industries, Inc. ....................        2,200       77,688
  Health Care and Retirement Corp. (b)...............        1,300       52,325
  Hibernia Corp. ....................................        1,600       30,100
  Informix Corp. (b).................................        1,500        7,125
  Interpublic Group of Companies, Inc. ..............        1,900       94,644
  Kimberly Clark Corp. ..............................        3,200      157,800
  Lear Corp. (b).....................................        1,200       57,000
  Lockheed Martin Corp. .............................        4,100      403,850
  Lyondell Petrochemical Co. ........................        3,100       82,150
  Manor Care, Inc. ..................................        2,200       77,000
  Martin Marietta Materials, Inc. ...................          800       29,250
  Masco Corp. .......................................        3,300      167,888
  Nabisco Holdings Corp. ............................        2,900      140,469
  National Service Industries, Inc. .................          600       29,738
  NextLevel Systems, Inc. (b)........................        6,500      116,188
  Nextel Communications, Inc. (b)....................        4,000      104,000
  Old Republic International Corp. ..................          700       26,031
  Peco Energy Co. ...................................        8,500      206,125
  Pentair, Inc. .....................................        1,500       53,906
  Pharmacia & UpJohn, Inc. ..........................        1,500       54,938
  Philip Morris Companies, Inc. .....................        8,100      367,031
  Raytheon Co., Class B..............................        3,400      171,700
  Regions Financial Corp. ...........................          700       29,531
  Reynolds & Reynolds Co. ...........................        2,800       51,625
  Schering Plough Corp. .............................        4,600      285,775
  Seagate Technology, Inc. (b).......................        2,600       50,050
  Timken Co. ........................................        1,000       34,375
  Tyson Foods, Inc., Class A.........................        5,800      118,900
  Ultramar Diamond Shamrock Corp. ...................        3,300      105,188
  US Bancorp.........................................        1,700      190,294
  Vencor, Inc. (b)...................................        2,600       63,538
  Viad Corp. ........................................        2,800       54,075
  Westvaco Corp. ....................................          700       22,006
  Witco Corp. .......................................          500       20,406
  Xerox Corp. .......................................        5,300      391,206
  York International Corp. ..........................        1,800       71,213
                                                                   ------------
  TOTAL U.S. EQUITIES................................                 9,416,647
                                                                   ------------
  NON-U.S. EQUITIES - 55.91%
  AUSTRALIA - 2.98%
  Amcor Ltd. ........................................        2,800       12,315
  Boral Ltd. ........................................        7,200       18,203
  Brambles Industries Ltd. ..........................        2,000       39,682
  Broken Hill Proprietary Co., Ltd. .................       11,400      105,853
  Coca-Cola Amatil Ltd. .............................        1,800       13,448

 BRINSON GLOBAL EQUITY FUND                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                         SHARES       VALUE
                                                      ------------ ------------

  AUSTRALIA - (CONTINUED)
  CSR Ltd. ..........................................        5,000  $    16,942
  David Jones Ltd. ..................................       17,800       20,065
  Lend Lease Corp., Ltd. ............................        1,500       29,322
  M.I.M. Holdings Ltd. ..............................       10,794        6,611
  Mayne Nickless Ltd. ...............................        2,500       13,211
  National Australia Bank Ltd. ......................        7,400      103,332
  News Corp. Ltd. ...................................       15,600       86,097
  News Corp. Ltd., Preferred.........................        3,300       16,329
  Pacific Dunlop Ltd. ...............................        8,400       17,789
  Qantas Airways Ltd. ...............................        8,900       15,751
  Rio Tinto Ltd. ....................................        3,900       45,496
  Santos Ltd. .......................................        2,000        8,236
  Telstra Corp., Ltd. (b)............................        4,000        8,445
  Westpac Banking Corp., Ltd. .......................       13,000       83,150
  WMC Ltd. ..........................................        6,900       24,054
  Woolworth's Ltd. ..................................        4,000       13,371
                                                                   ------------
                                                                        697,702
                                                                   ------------
  BELGIUM - 2.18%
  Delhaize-Le Lion S.A. .............................          950       48,204
  Electrabel S.A. ...................................          410       94,834
  Fortis AG Strip (b)................................          350       73,021
  Generale de Banque S.A. ...........................           80       34,817
  Groupe Bruxelles Lambert S.A. .....................          180       26,040
  Kredietbank NV.....................................           90       37,772
  Petrofina S.A. ....................................          180       66,435
  Societe Generale de Belgique.......................          290       26,534
  Solvay S.A., Class A...............................          610       38,361
  Tractebel..........................................          500       43,589
  Union Miniere Group S.A. ..........................          300       20,809
                                                                   ------------
                                                                        510,416
                                                                   ------------
  CANADA - 2.14%
  Agrium, Inc. ......................................        1,200       14,590
  Alcan Aluminum Ltd. ...............................        1,000       27,531
  Bank of Montreal...................................          700       30,987
  Barrick Gold Corp. ................................          700       13,035
  Canadian National Railway Co. .....................          700       32,919
  Canadian Pacific Ltd. .............................        1,900       51,114
  Hudson's Bay Co. ..................................          800       17,804
  Imasco Ltd. .......................................          200        7,058
  Imperial Oil Ltd. .................................          800       51,429
  Magna International, Inc., Class A.................          200       12,522
  Moore Corp., Ltd. .................................          900       13,521
  Newbridge Networks Corp. (b).......................          300       10,492
  Noranda, Inc. .....................................        1,100       18,908
  Northern Telecom Ltd. .............................          200       17,770

 BRINSON GLOBAL EQUITY FUND                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                         SHARES       VALUE
                                                      ------------ ------------

  CANADA - (CONTINUED)
  NOVA Corp. ........................................        2,500  $    23,758
  Potash Corp. of Saskatchewan, Inc. ................          300       24,956
  Royal Bank of Canada...............................          800       42,261
  Seagram Co., Ltd. .................................          500       16,159
  TELUS Corp. .......................................        1,200       26,581
  TransCanada Pipelines Ltd. ........................        1,500       33,436
  Westcoast Energy, Inc. ............................          600       13,836
                                                                   ------------
                                                                        500,667
                                                                   ------------
  FINLAND - 0.49%
  Cultor Oyj.........................................          200       10,871
  Merita Ltd., Class A...............................        2,400       13,133
  Metsa-Serla Oyj, Class B...........................          600        4,683
  Nokia Oyj, Class A Preferred.......................          700       49,746
  Outokumpu Oyj, Class A.............................          500        6,106
  Sampo Insurance Co., Ltd., Class A.................          400       13,001
  UPM-Kymmene Corp. .................................          800       16,013
                                                                   ------------
                                                                        113,553
                                                                   ------------
  FRANCE - 3.61%
  Accor S.A. ........................................          169       31,481
  Alcatel Alsthom....................................          265       33,729
  AXA-UAP............................................          481       37,196
  AXA-UAP Rights (b).................................          431          422
  Banque Nationale de Paris..........................          470       24,992
  Cie Bancaire S.A. .................................           12        1,945
  Cie de Saint Gobain................................          372       52,869
  Cie Financiere de Paribas..........................          300       26,080
  Cie Generale Des Eaux..............................          393       54,839
  Dexia France.......................................          226       26,155
  Elf Aquitaine S.A. ................................          488       56,724
  France Telecom S.A. (b)............................        1,000       36,287
  Groupe Danone......................................          150       26,803
  Lafarge S.A. ......................................          225       14,769
  Lagardere S.C.A. ..................................          750       24,809
  Lyonnaise des Eaux S.A. ...........................          350       38,747
  Michelin, Class B..................................          667       33,594
  Pechiney S.A., Class A.............................          592       23,371
  Peugeot S.A. ......................................          398       50,150
  Pinault-Printemps-Redoute S.A. ....................          100       53,374
  Rhone-Poulenc, Class A.............................          821       36,781
  SEITA..............................................          850       30,519
  Societe Generale...................................          368       50,125
  Thomson CSF........................................          775       24,438
  Total S.A., Class B................................          440       47,878
  Usinor Sacilor.....................................          500        7,222
                                                                   ------------
                                                                        845,299
                                                                   ------------

 BRINSON GLOBAL EQUITY FUND                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                         SHARES       VALUE
                                                      ------------ ------------

  GERMANY - 6.36%
  Allianz AG Holding.................................          620  $   159,991
  BASF AG............................................          800       28,563
  Bayer AG...........................................        2,110       78,328
  Bayerische Motoren Werke AG........................           70       52,361
  Commerzbank AG.....................................        1,700       66,181
  Continental AG.....................................        1,550       34,912
  Daimler-Benz AG....................................          800       56,504
  Deutsche Bank AG...................................        1,650      115,438
  Deutsche Telekom AG................................        6,240      115,562
  Henkel KGaA-Vorzug AG, Preferred...................          640       40,042
  Hochtief AG........................................          440       18,108
  Hoechst AG.........................................          650       22,521
  M.A.N. AG..........................................          110       31,781
  Mannesmann AG......................................          120       60,264
  Metro AG...........................................        1,270       45,062
  Muenchener Rueckver AG.............................          330      125,532
  Preussag AG........................................          170       52,283
  RWE AG.............................................        1,180       63,328
  Schering AG........................................          790       76,228
  Siemens AG.........................................        1,430       86,288
  VEBA AG............................................        1,540      104,916
  Volkswagen AG......................................          100       55,892
                                                                   ------------
                                                                      1,490,085
                                                                   ------------
  HONG KONG - 0.68%
  Cheung Kong Holdings, Ltd. ........................        4,000       26,199
  China Light & Power Co., Ltd. .....................        2,500       13,874
  Citic Pacific Ltd. ................................        2,000        7,950
  Hang Seng Bank Ltd. ...............................        2,000       19,294
  Hong Kong and China Gas Co., Ltd. .................       12,000       23,230
  Hong Kong Telecommunications Ltd. .................        7,784       16,023
  Hutchison Whampoa Ltd. ............................        5,000       31,361
  Sun Hung Kai Properties Ltd. ......................        2,000       13,938
  Swire Pacific Ltd., Class A........................        1,500        8,227
                                                                   ------------
                                                                        160,096
                                                                   ------------
  ITALY - 2.80%
  Aeroporti di Roma Spa (b)..........................        1,000       10,379
  Assicurazioni Generali.............................        2,700       66,353
  Banca Commerciale Italiana.........................        7,000       24,349
  Credito Italiano Spa...............................       12,000       37,024
  Danieli & Co. Savings (Risp).......................        5,000       17,986
  Edison Spa.........................................        2,000       12,104
  ENI ADR (c)........................................          600       34,237
  ENI Spa............................................       12,000       68,075
  Fiat Spa-Priv Preferred............................       21,000       32,069
  INA-Istituto Nazionale delle Assicurazioni.........       12,000       24,332

 BRINSON GLOBAL EQUITY FUND                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                         SHARES       VALUE
                                                      ------------ ------------

  ITALY - (CONTINUED)
  Instituto Mobiliare Italiano Spa...................        3,000  $    35,632
  Italgas Spa........................................        4,000       16,515
  La Rinascente Spa..................................        4,000       29,863
  La Rinascente Spa RNC..............................        4,000       14,932
  Mediobanca Spa.....................................        1,000        7,856
  Montedison Spa.....................................       40,000       35,949
  SAI - Savings (Risp)...............................        3,000       13,235
  Telecom Italia Mobile Spa..........................        8,000       36,945
  Telecom Italia Mobile Spa RNC......................       19,000       54,054
  Telecom Italia Spa.................................        4,000       25,565
  Telecom Italia Spa RNC.............................       13,000       57,351
                                                                   ------------
                                                                        654,805
                                                                   ------------
  JAPAN - 7.72%
  Amada Co., Ltd. ...................................        4,000       14,920
  Bank of Tokyo-Mitsubushi Ltd. .....................        3,000       41,530
  Canon, Inc. .......................................        3,000       70,140
  Canon Sales Co., Inc. .............................        1,000       11,459
  Citizen Watch Co., Ltd. ...........................        3,000       20,188
  Dai Nippon Printing Co., Ltd. .....................        3,000       56,528
  Daiichi Pharmaceutical Co., Ltd. ..................        3,000       33,916
  Daikin Industries Ltd. ............................        4,000       15,135
  Daiwa House Industry Co., Ltd. ....................        2,000       10,613
  Fanuc..............................................        1,500       56,989
  Fujitsu............................................        2,000       21,534
  Hitachi Ltd. ......................................        7,000       50,067
  Honda Motor Co. ...................................        1,000       36,839
  Inax...............................................        3,000        8,744
  Ito Yokado Co., Ltd. ..............................        1,000       51,144
  Kaneka Corp. ......................................        4,000       18,120
  Keio Teito Electric Railway........................        4,000       15,351
  Kinki Nippon Railway...............................        4,000       21,442
  Kirin Brewery Co., Ltd. ...........................        4,000       29,225
  Kokuyo.............................................        1,000       17,304
  Kuraray Co., Ltd. .................................        4,000       33,224
  Kyocera Corp. .....................................          800       36,424
  Marui Co., Ltd. ...................................        2,000       31,225
  Matsushita Electric Industrial Co. ................        6,000       88,137
  Mitsubishi Paper Mills.............................        8,000       11,259
  NGK Insulators.....................................        6,000       53,528
  Nintendo Co., Ltd. ................................          600       59,066
  Nippon Denso Co., Ltd. ............................        2,000       36,147
  Nippon Meat Packers, Inc. .........................        2,000       27,379
  Nippon Steel Co. ..................................        3,000        4,453
  Okumura............................................        4,000        9,537
  Osaka Gas Co. .....................................        7,000       16,043

 BRINSON GLOBAL EQUITY FUND                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                         SHARES       VALUE
                                                      ------------ ------------

  JAPAN - (CONTINUED)
  Sankyo Co., Ltd. ..................................        3,000  $    68,064
  Secom Co., Ltd. ...................................        1,000       64,141
  Seino Transportation...............................        3,000       15,020
  Sekisui House Ltd. ................................        6,000       38,716
  Sony Corp. ........................................        1,300      115,978
  Sumitomo Bank......................................        4,000       45,837
  Sumitomo Chemical Co. .............................        4,000        9,229
  Sumitomo Electric Industries.......................        3,000       41,069
  Takeda Chemical Industries.........................        2,000       57,220
  TDK Corp. .........................................        1,000       75,678
  Tokio Marine & Fire Insurance Co. .................        3,000       34,147
  Tokyo Electric Power...............................        1,000       18,304
  Tonen Corp. .......................................        3,000       16,243
  Toray Industries, Inc. ............................       13,000       58,489
  Toshiba Corp. .....................................        9,000       37,585
  Toyo Suisan Kaisha.................................        4,000       27,810
  Toyota Motor Corp. ................................        2,000       57,527
  Yamazaki Baking Co., Ltd. .........................        2,000       19,535
                                                                   ------------
                                                                      1,808,202
                                                                   ------------
  MALAYSIA - 0.73%
  Hume Industries (Malaysia) Bhd.....................        4,000        4,193
  Kuala Lumpur Kepong Bhd............................        9,000       19,306
  Land & General Holdings Bhd........................        6,000        1,110
  Malayan Banking Bhd................................        5,000       14,515
  Malaysian International Shipping Bhd (Frgn.).......        4,000        5,857
  Nestle (Malaysia) Bhd..............................        2,000        9,249
  New Strait Times Press Bhd.........................        4,000        4,953
  Perusahaan Otomobil Nasional Bhd...................        3,000        2,929
  Petronas Gas Bhd...................................        5,000       11,368
  Public Bank Bhd....................................        1,200          373
  Public Bank Bhd (Frgn.)............................        8,400        2,892
  Public Bank Bhd Rights (b).........................          200           11
  Public Bank Bhd Rights (Frgn.) (b).................        1,400           72
  Resorts World Bhd..................................        4,000        6,731
  Rothmans of Pall Mall Bhd..........................        2,000       15,543
  Sime Darby Bhd.....................................       13,000       12,491
  Telekom Malaysia Bhd...............................        9,000       26,590
  Tenaga Nasional Bhd................................       11,000       23,455
  UMW Holdings Bhd...................................        2,000        1,516
  United Engineers Ltd. .............................        3,000        2,497
  YTL Corp. Bhd......................................        4,500        6,069
                                                                   ------------
                                                                        171,720
                                                                   ------------
  NETHERLANDS - 2.69%
  ABN AMRO Holdings NV...............................        2,704       52,685
  Akzo Nobel NV......................................          100       17,245

 BRINSON GLOBAL EQUITY FUND                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                         SHARES       VALUE
                                                      ------------ ------------

  NETHERLANDS - (CONTINUED)
  Elsevier NV........................................        3,000  $    48,537
  Heineken NV........................................          225       39,178
  Hoogovens NV.......................................          262       10,739
  ING Groep NV.......................................        1,553       65,399
  KLM Royal Dutch Air Lines NV.......................          406       15,020
  Philips Electronics NV.............................          813       48,735
  Royal Dutch Petroleum Co...........................        3,625      199,015
  Royal PTT Nederland NV.............................        1,572       65,611
  Unilever NV........................................        1,100       67,824
                                                                   ------------
                                                                        629,988
                                                                   ------------
  NEW ZEALAND - 1.91%
  Brierley Investments Ltd. .........................       92,300       65,926
  Carter Holt Harvey Ltd. ...........................       31,900       49,275
  Fletcher Challenge Building........................       10,400       21,258
  Fletcher Challenge Energy..........................       11,600       40,619
  Fletcher Challenge Forests Ltd. ...................       22,700       18,850
  Fletcher Challenge Paper...........................       20,900       27,307
  Lion Nathan Ltd. ..................................        5,000       11,207
  Telecom Corp. of New Zealand Ltd. .................       39,300      190,560
  Telecom Corp. of New Zealand Ltd. ADS (c)..........          600       23,250
                                                                   ------------
                                                                        448,252
                                                                   ------------
  SINGAPORE - 0.88%
  City Developments Ltd. ............................        3,000       13,887
  DBS Land Ltd. .....................................        5,000        7,656
  Development Bank of Singapore Ltd. ................        3,000       25,638
  Elec & Eltek International Co., Ltd. ..............        1,100        5,038
  Fraser & Neave Ltd. ...............................        1,000        4,332
  Hotel Properties Ltd. .............................        8,000        5,223
  Keppel Corp., Ltd. ................................        3,000        8,617
  Keppel Land Ltd. ..................................        3,000        4,131
  Oversea-Chinese Banking Corp., Ltd. ...............        4,000       23,264
  Singapore Airlines Ltd. (Frgn.)....................        4,000       26,113
  Singapore Press Holdings Ltd. (Frgn.)..............        1,000       12,522
  Singapore Telecommunications Ltd. .................       21,000       39,134
  United Overseas Bank Ltd. (Frgn.)..................        5,000       27,745
  Wing Tai Holdings Ltd. ............................        3,000        3,507
                                                                   ------------
                                                                        206,807
                                                                   ------------
  SPAIN - 1.46%
  Acerinox S.A. .....................................           75       11,106
  Banco Bilbao-Vizcaya S.A. .........................        1,125       36,388
  Banco Central Hispanoamericano.....................          850       20,690
  Banco Popular Espanol S.A. ........................          400       27,949
  Banco Santander S.A. ..............................          900       30,055
  Empresa National de Electridad S.A. ...............        2,350       41,705

 BRINSON GLOBAL EQUITY FUND                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                        SHARES       VALUE
                                                     ------------ ------------

  SPAIN - (CONTINUED)
  Fomento de Construcciones y Contratas S.A. .......          500  $    19,026
  Gas Natural SDG S.A. .............................          500       25,915
  Iberdrola S.A. ...................................        2,525       33,215
  Mapfre Corp. .....................................          400       10,602
  Repsol S.A. ......................................          575       24,521
  Telefonica de Espana..............................        1,350       38,528
  Vallehermoso S.A. ................................          300        9,192
  Viscofan Envolturas Celulosicas S.A. .............          500       12,548
                                                                  ------------
                                                                       341,440
                                                                  ------------
  SWEDEN - 1.07%
  ABB AB, A Shares..................................        1,100       13,031
  Astra AB, A Shares................................        2,600       45,056
  Electrolux AB, B Shares...........................          200       13,889
  Hennes & Mauritz AB, B Shares.....................          600       26,466
  Nordbanken Holding AB ............................        5,900       33,387
  Securitas AB, B Shares............................          500       15,124
  Skanska AB, B Shares..............................          300       12,307
  Svenska Handelsbanken, A Shares...................          500       17,298
  Swedish Match AB..................................        4,000       13,359
  Telefonaktiebolaget LM Ericsson, B Shares.........          900       33,858
  Volvo AB, B Shares................................        1,000       26,844
                                                                  ------------
                                                                       250,619
                                                                  ------------
  SWITZERLAND - 3.08%
  ABB AG, Bearer....................................           14       17,298
  CS Holdings AG (Reg.).............................          435       67,323
  Holderbank Financiere Glarus AG, B Shares.........           22       17,979
  Nestle S.A. (Reg.)................................           61       91,546
  Novartis AG (Reg.)................................          124      200,668
  Roche Holding AG (Gen.)...........................           13      124,306
  Sairgroup (b).....................................           14       19,196
  Schweizerische Lebensversicherungs-und
   Rentenanstalt....................................           30       23,591
  Sulzer AG.........................................           24       15,237
  Swiss Reinsurance Co. (Reg.)......................           31       58,064
  UBS (Bearer)......................................           32       45,611
  Zurich Versicherungs (Reg.).......................           85       40,679
                                                                  ------------
                                                                       721,498
                                                                  ------------
  UNITED KINGDOM - 15.13%
  Abbey National PLC................................        5,250       94,245
  Barclays PLC......................................        2,000       53,246
  Bass PLC..........................................        2,200       34,190
  B.A.T. Industries PLC.............................       20,250      184,590
  BG PLC............................................       18,203       82,066
  Billiton PLC (b)..................................       14,000       35,935
  Booker PLC........................................        8,630       45,440

 BRINSON GLOBAL EQUITY FUND                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                         SHARES       VALUE
                                                      ------------ ------------

  UNITED KINGDOM - (CONTINUED)
  British Energy PLC.................................        9,750  $    67,861
  British Petroleum Co. PLC..........................       12,120      159,539
  British Sky Broadcasting Group PLC.................        5,000       37,515
  British Steel PLC..................................       16,250       34,893
  British Telecommunications PLC.....................       16,180      127,390
  BTR PLC............................................        6,000       18,165
  Cable & Wireless PLC...............................        4,000       35,212
  Cadbury Schweppes PLC..............................        7,000       70,662
  Centrica PLC (b)...................................       14,880       21,913
  Charter PLC........................................        3,480       42,888
  Coats Viyella PLC..................................       13,750       20,588
  Diageo PLC.........................................        7,580       69,782
  FKI PLC............................................       17,470       54,904
  General Electric Co. PLC...........................       15,780      102,430
  Glaxo Wellcome PLC.................................       10,880      257,790
  Greenalls Group PLC................................        5,000       36,035
  Hanson PLC.........................................        6,250       27,933
  Hillsdown Holdings PLC.............................       18,000       43,834
  House of Fraser PLC................................       19,750       65,319
  HSBC Holdings PLC..................................        4,000      102,674
  Inchcape PLC.......................................       10,000       26,820
  Legal & General Group PLC..........................        8,750       76,594
  Lloyds TSB Group PLC...............................       16,410      212,500
  Marks & Spencer PLC................................       12,380      122,018
  Mirror Group PLC...................................       20,000       64,171
  National Westminster Bank PLC......................        3,450       57,448
  Northern Foods PLC.................................        9,500       41,267
  Peninsular & Oriental Steam Navigation Co..........        7,000       79,761
  Reckitt & Colman PLC...............................        2,040       32,056
  Reuters Holdings PLC...............................        4,000       43,768
  Rio Tinto PLC......................................        5,680       70,001
  RJB Mining PLC.....................................       10,500       21,942
  Royal & Sun Alliance Insurance Group PLC...........        5,545       55,929
  Scottish Hydro-Electric PLC........................        4,550       37,583
  Sears PLC..........................................       22,750       19,840
  Sedgwick Group PLC.................................       15,000       35,047
  SmithKline Beecham PLC.............................       11,450      117,373
  Smurfit (Jefferson) Group PLC......................       13,730       38,180
  Tate & Lyle PLC....................................        5,000       41,218
  Tesco PLC..........................................        8,750       71,267
  Thames Water PLC...................................        6,500       96,952
  The Great Universal Stores PLC.....................        6,250       78,877
  Unilever PLC.......................................        5,000       42,863
  Vodafone Group PLC.................................        9,900       71,511
  Williams PLC.......................................       11,250       62,567
                                                                   ------------
                                                                      3,544,592
                                                                   ------------
  TOTAL NON-U.S. EQUITIES............................                13,095,741
                                                                   ------------
  TOTAL EQUITIES (COST $22,421,294)..................                22,512,388
                                                                   ------------

 BRINSON GLOBAL EQUITY FUND                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                         FACE
                                                        AMOUNT       VALUE
                                                     ------------ ------------

  SHORT-TERM INVESTMENTS - 3.83%
  COMMERCIAL PAPER - 3.83%
  Bausch and Lomb Inc.
   8.000%, due 01/02/98 (COST $897,800).............   $  898,000  $   897,800
                                                                  ------------
  TOTAL INVESTMENTS (COST $23,319,094) - 99.94%
   (A)..............................................                23,410,188
                                                                  ------------
  CASH AND OTHER ASSETS, LESS LIABILITIES - 0.06%...                    13,702
                                                                  ------------
  NET ASSETS - 100%.................................               $23,423,890
                                                                  ============




               See accompanying notes to schedule of investments.

 BRINSON GLOBAL EQUITY FUND                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997
 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $23,319,094; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............  $ 1,562,234
         Gross unrealized depreciation............   (1,471,140)
                                                   ------------
             Net unrealized appreciation..........  $    91,094
                                                   ============

 (b) Non-income producing security
 (c) Denominated in U.S. dollars.
 (d) Linked to Canada's retail price index. Reset semi-annually

 FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 5)
 The Brinson Global Equity Fund had the following open forward currency contracts as of December 31, 1997:

                                   SETTLEMENT    COST/     CURRENT   UNREALIZED
                                      DATE     PROCEEDS     VALUE    GAIN (LOSS)
                                   ---------- ----------- ---------- -----------
  FORWARD FOREIGN CURRENCY
   BUY CONTRACTS:
  Canadian Dollar.................  06/03/98      175,000 $  122,749   $  (987)
  Danish Krone....................  06/03/98      800,000    117,700    (1,730)
  French Franc....................  06/03/98      700,000    117,359    (1,741)
  Japanese Yen....................  06/03/98  148,000,000  1,164,878    (2,337)
  Swedish Krona...................  06/03/98    2,300,000    290,921    (5,006)
  Swiss Franc.....................  06/03/98      240,000    167,448    (3,614)
  FORWARD FOREIGN CURRENCY
   SALE CONTRACTS:
  Australian Dollar...............  06/03/98      550,000    359,696    13,974
  Belgian Franc...................  06/03/98   11,600,000    315,780     4,158
  British Pound...................  06/03/98    1,175,000  1,919,151    36,689
  French Franc....................  06/03/98      700,000    117,359       869
  German Mark.....................  06/03/98      700,000    392,694     5,389
  Hong Kong Dollar................  02/05/98    1,200,000    154,465       124
  Italian Lira....................  06/03/98  230,000,000    130,188     2,225
  Japanese Yen....................  06/03/98  119,000,000    936,625    13,854
  Singapore Dollar................  06/03/98      200,000    117,354     6,409
  Swedish Krona...................  06/03/98    2,300,000    290,921       958
                                                                      --------
    Total.........................                                     $69,234
                                                                      ========

 FUTURES CONTRACTS (NOTE 6)
 The Brinson Global Equity Fund had the following open futures contracts as of December 31, 1997:

                                        SETTLEMENT          CURRENT  UNREALIZED
                                           DATE      COST    VALUE      LOSS
                                        ---------- -------- -------- ----------
  INDEX FUTURES BUY CONTRACTS
  Standard & Poor's 500, 2 contracts... March 1998 $492,514 $489,550   $2,964
                                                                      =======

 The segregated cash pledged to cover margin requirements for the open futures positions at December 31, 1997 was $25,000.

              See accompanying notes to the financial statements.

 BRINSON GLOBAL EQUITY FUND                               FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS:
 Investments, at value (Cost $23,319,094) (Note 1):..............  $23,410,188
 Foreign currency, at value (Cost $137,962)......................      136,374
 Cash............................................................       30,721
 Receivables:
  Investment securities sold.....................................      117,847
  Dividends......................................................       28,815
  Net unrealized appreciation on forward foreign currency con-
   tracts........................................................       69,234
  Due from Advisor (Note 2)......................................        6,435
 Other assets....................................................       10,100
                                                                  ------------
    TOTAL ASSETS.................................................   23,809,714
                                                                  ------------
LIABILITIES:
 Payables:
  Investment securities purchased................................      383,213
  Variation margin (Note 6)......................................          100
 Other liabilities...............................................        2,511
                                                                  ------------
    TOTAL LIABILITIES............................................      385,824
                                                                  ------------
NET ASSETS:
 Applicable to 2,329,539 shares; no par value, unlimited shares authorized.....................................................  $23,423,890
                                                                  ============
 Net asset value, offering price and redemption price per share
  ($23,423,890 / 2,329,539 shares)...............................  $   10.0552
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital.................................................  $23,295,395
 Accumulated net investment income...............................      138,842
 Accumulated net realized loss...................................     (174,866)
 Net unrealized appreciation.....................................      164,519
                                                                  ------------
    NET ASSETS...................................................  $23,423,890
                                                                  ============

                See accompanying notes to financial statements.

 BRINSON GLOBAL EQUITY FUND                               FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1997*

INVESTMENT INCOME:
 Dividends (net of $11,770 for foreign taxes withheld).............  $ 134,349
 Interest..........................................................      8,358
                                                                    ----------
    TOTAL INCOME...................................................    142,707
                                                                    ----------
EXPENSES:
 Professional......................................................      6,466
 Custodian.........................................................      1,366
 Registration......................................................        848
 Directors.........................................................        636
 Other.............................................................        984
                                                                    ----------
    TOTAL EXPENSES.................................................     10,300
                                                                    ----------
    Expenses reimbursed by Advisor (Note 2)........................     (6,435)
                                                                    ----------
    NET EXPENSES...................................................      3,865
                                                                    ----------
    NET INVESTMENT INCOME..........................................    138,842
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments......................................................   (187,169)
  Futures contracts................................................      4,108
  Foreign currency transactions....................................      8,195
                                                                    ----------
   Net realized loss...............................................   (174,866)
                                                                    ----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency.................................     89,506
  Futures contracts................................................     (2,964)
  Forward contracts................................................     69,234
  Translation of other assets and liabilities denominated in for-
   eign currency...................................................      8,743
                                                                    ----------
   Change in net unrealized appreciation or depreciation...........    164,519
                                                                    ----------
 Net realized and unrealized loss..................................    (10,347)
                                                                    ----------
 Net increase in net assets resulting from operations..............  $ 128,495
                                                                    ==========

*The Fund commenced operations on August 29, 1997.

                See accompanying notes to financial statements.

 BRINSON GLOBAL EQUITY FUND                               FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                PERIOD ENDED
                                                             DECEMBER 31, 1997*
                                                             ------------------
OPERATIONS:
 Net investment income......................................     $   138,842
 Net realized loss..........................................        (174,866)
 Change in net unrealized appreciation or depreciation......         164,519
                                                                ------------
 Net increase in net assets resulting from operations.......         128,495
                                                                ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold................................................      23,295,385
                                                                ------------
 Net increase in net assets resulting from capital share
  transactions (a)..........................................      23,295,385
                                                                ------------
    TOTAL INCREASE IN NET ASSETS............................      23,423,880
                                                                ------------
NET ASSETS:
 Beginning of period........................................              10
                                                                ------------
 End of period (including accumulated net investment income
  of $138,842)..............................................     $23,423,890
                                                                ============

(a)  A summary of capital share transactions follows:

                                                                   SHARES
                                                                ------------
     Shares sold............................................       2,329,538
                                                                ------------
      Net increase in shares outstanding....................       2,329,538
                                                                ============

*The Fund commenced operations on August 29, 1997.


              See accompanying notes to the financial statements.

 BRINSON GLOBAL EQUITY FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout period presented.

                                                                 PERIOD ENDED
                                                              DECEMBER 31, 1997*
                                                              ------------------
Net asset value, beginning of period.........................      $10.0000
                                                                  ---------
Income from investment operations:
 Net investment income.......................................        0.0596
 Net realized and unrealized loss............................       (0.0044)
                                                                  ---------
  Total income from investment operations....................        0.0552
                                                                  ---------
Net asset value, end of period...............................      $10.0552
                                                                  =========
Total return (non-annualized)................................         0.55%
Ratios/Supplemental data
 Net assets, end of period (in 000s).........................       $23,424
 Ratio of expenses to average net assets:
  Before expense reimbursement...............................         0.13%**
  After expense reimbursement................................         0.05%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement...............................         1.71%**
  After expense reimbursement................................         1.79%**
 Portfolio turnover rate.....................................           15%
 Average commission rate paid per share......................       $0.0321

*    The Fund commenced operations on August 29, 1997.
**   Annualized


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------


The Brinson U.S. Equity Fund is an actively managed portfolio invested in common stocks of U.S. corporations. The Fund is diversified by issue and industry; it is typically 70% invested in large capitalization stocks, with the remaining 30% in intermediate and small capitalization stocks. Investment strategies emphasize stock selection with attention to the management of factor and industry exposures.

Since its performance inception on August 31, 1997, the Brinson U.S. Equity Fund has provided a total return of 3.07% compared to 7.68% for the benchmark Wilshire 5000 Index.

The Brinson U.S. Equity Fund underperformed its benchmark in 1997. Almost all of the underperformance occurred in the fourth quarter against the backdrop of a stock market environment heavily influenced by a "flight to quality" mentality on the part of investors. Such an environment was precipitated by difficulties in the Southeast Asian economies. There were indications of trouble in the region earlier in 1997, but the problems came to the fore in the final quarter as the magnitude of credit excesses became more apparent, future economic growth rates were revised sharply lower and currency values in country after country plummeted. U.S. financial markets and the dollar were viewed as a safe haven. Not surprisingly, the strongest relative performance within the stock market was posted by the highest quality, largest capitalization issues.

The Brinson U.S. Equity Fund was not positioned well for these fourth quarter developments. The problem was not an unusually heavy weight in low quality, small capitalization issues. Rather, the problem was that the Fund was minimally weighted in those few very large, very high quality issues which have come to dominate the market in recent years and which performed strongly in the fourth quarter. The 20 largest U.S. stocks now account for over 30% of the total market value of the S&P 500, and most of them are concentrated in the relatively defensive consumer nondurable, international oil and telephone utility industries. Our researchers recognize the strong products, capable managements and worldwide market positions which characterize most of these companies, and they have taken these factors into account in formulating their future estimates of profitability and growth. However, based upon their work, we found these stocks to be relatively overvalued throughout 1997, a mispricing that by the end of the year was as high as we have observed since the inception of our present organization in 1981.

As we enter 1998, our price/value discipline leads us to maintain an underweight in such issues. More specifically, the Fund is positioned with factor overweightings in the traditional value measures of book-price, earnings-price and yield, and underweights in growth, size and foreign earnings. From an industry standpoint, meaningful deviations from the benchmark include overweightings in healthcare, defense and electric utilities. Important underweights include energy, telephone utilities, miscellaneous finance and semiconductor/personal computer issues.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------


TOTAL RETURN

                          8/31/97*
                             TO
                          12/31/97
----------------------------------
Brinson U.S. Equity Fund
                            3.07%
----------------------------------
Wilshire 5000 Index         7.68%
----------------------------------

* Performance inception date of the Brinson U.S. Equity Fund

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund and the Wilshire 5000 Index if you had invested $100,000 on August 31, 1997. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON U.S. EQUITY FUND
VS. WILSHIRE 5000 INDEX

                                                                 12783C-US_Eq_dg

                  Brinson U.S. Equity Fund       Wilshire 5000 Index
                  ------------------------       -------------------
      8/29/97             100,000                      100,000
      9/30/97             104,257                      105,901
     10/31/97              98,531                      102,373
     11/30/97             100,718                      105,725
     12/31/97             103,067                      107,679

                                      LOGO

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1997

U.S. EQUITIES
Basic Industries
  Chemicals.....................   1.85%
  Housing/Paper.................   4.49
  Metals........................   0.78
                                 ------
                                   7.12
Capital Investments
  Capital Goods.................   6.23
  Technology....................   7.59
                                 ------
                                  13.82
Consumer
  Autos/Durables................   3.45
  Descretionary.................   3.22
  Health: Drugs.................   7.13
  Health: Non-Drugs.............   3.77
  Non-Durables..................   8.55
  Retail/Apparel................   4.49
                                 ------
                                  30.61
Energy..........................   3.57
Financial
  Banks.........................   6.92
  Non-Banks.....................   6.15
                                 ------
                                  13.07
Services/Misc...................   8.33
Transportation..................   5.42
Utilities
  Electric......................   5.42
  Telephone.....................   0.94
                                 ------
                                   6.36
                                 ------
  Total U.S. Equities...........  88.30*
                                 ------
SHORT-TERM INVESTMENTS..........   2.65*
                                 ------
  TOTAL INVESTMENTS.............  90.95
CASH AND OTHER ASSETS,
LESS LIABILITIES................   9.05
                                 ------
  NET ASSETS.................... 100.00%
                                 ======

--------------------------------------------------------------------------------

* The Fund held a long position in stock index futures on December 31, 1997 which increased U.S. Equity exposure from 88.30% to 99.60%. This adjustment results in a decrease in the Fund's exposure to Short-Term investments from 2.65% to -8.65%.

 TOP TEN U.S. EQUITY HOLDINGS

 As of December 31, 1997

                                     PERCENT OF
                                     NET ASSETS
-----------------------------------------------
   1. Lockheed Martin Corp.             3.76%
   2. Xerox Corp.                       3.61
   3. Philip Morris Companies, Inc.     3.43
   4. CIGNA Corp.                       3.03
   5. Aon Corp.                         2.93
   6. Schering Plough Corp.             2.66
   7. Burlington Northern
      Santa Fe Corp.                    2.63
   8. Federal Express Corp.             2.55
   9. Goodyear Tire & Rubber Co.        2.45
  10. Automatic Data
      Processing, Inc.                  2.16

--------------------------------------------------------------------------------

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                        SHARES        VALUE
                                                      ----------- -------------

  U.S. EQUITIES - 88.30%
  Allergan, Inc......................................      20,300  $    681,319
  Alza Corp. (b).....................................      19,800       629,887
  American Home Products Corp........................      15,500     1,185,750
  Aon Corp...........................................      36,750     2,154,469
  Automatic Data Processing, Inc.....................      25,900     1,589,612
  Baxter International, Inc..........................      25,600     1,291,200
  Beckman Instruments, Inc. .........................       7,500       300,000
  Biogen, Inc. (b)...................................       7,700       280,087
  Birmingham Steel Corp..............................       7,900       124,425
  Boston Technology, Inc. (b)........................       7,900       198,487
  Briggs & Stratton Corp.............................       1,500        72,844
  Burlington Northern Santa Fe Corp..................      20,800     1,933,100
  Champion Enterprises, Inc. (b).....................      12,400       254,975
  Champion International Corp........................         600        27,187
  Chase Manhattan Corp...............................      10,600     1,160,700
  CIGNA Corp.........................................      12,900     2,232,506
  Circuit City Stores, Inc. - Circuit City Group.....      29,200     1,038,425
  Citicorp...........................................       9,600     1,213,800
  CMS Energy Corp....................................      25,500     1,123,594
  Comerica, Inc......................................       5,400       487,350
  Commscope, Inc. (b)................................      15,066       202,449
  Comverse Technology, Inc. (b)......................       3,900       152,100
  Corning, Inc.......................................      42,700     1,585,238
  Covance, Inc. (b)..................................      10,000       198,750
  CPC International, Inc.............................       8,600       928,800
  Crown Cork & Seal Co., Inc. .......................       9,400       471,175
  CVS Corp...........................................      12,500       800,781
  Dial Corp. ........................................      10,200       212,287
  Eastman Chemical Co. ..............................      10,900       649,231
  Echlin, Inc........................................       5,500       199,031
  EMC Corp. (b)......................................      56,500     1,550,219
  Enron Corp.........................................      26,500     1,101,406
  Entergy Corp.......................................      51,600     1,544,775
  Federal Express Corp. (b)..........................      30,700     1,874,619
  First American Corp. of Tennessee..................       5,200       258,700
  First Data Corp....................................      47,800     1,398,150
  First Security Corp. ..............................       6,500       272,187
  FirstEnergy Corp...................................      15,395       446,455
  Fleetwood Enterprises, Inc.........................       6,000       254,625
  Food Lion Inc., Class A............................      36,100       304,594
  Forest Laboratories, Inc. (b)......................       9,100       448,744
  Fort James Corp. ..................................      23,100       883,575
  Gannett Co., Inc...................................      19,600     1,211,525
  General Semiconductor, Inc. (b)....................      10,200       117,937
  Genzyme Corp.......................................       8,000       222,000
  Geon Co............................................       5,400       126,225

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                        SHARES        VALUE
                                                      ----------- -------------

  U.S. EQUITIES - (CONTINUED)
  Goodyear Tire & Rubber Co..........................      28,400  $  1,806,950
  Harnischfeger Industries, Inc......................      15,000       529,687
  Health Care and Retirement Corp. (b)...............       9,100       366,275
  Hibernia Corp......................................      11,000       206,938
  Informix Corp. (b).................................       8,800        41,800
  Interpublic Group of Companies, Inc................      12,850       640,091
  Kimberly Clark Corp................................      23,600     1,163,775
  Lear Corp. (b).....................................       8,500       403,750
  Lockheed Martin Corp...............................      28,100     2,767,850
  Lyondell Petrochemical Co. ........................      21,600       572,400
  Manor Care, Inc. ..................................      15,200       532,000
  Martin Marietta Materials, Inc. ...................       5,800       212,062
  Masco Corp.........................................      23,000     1,170,125
  Nabisco Holdings Corp..............................      20,100       973,594
  National Service Industries, Inc. .................       3,900       193,294
  NextLevel Systems, Inc. (b)........................      45,100       806,163
  Nextel Communications, Inc. (b)....................      26,200       681,200
  Old Republic International Corp....................       4,300       159,906
  Peco Energy Co.....................................      58,900     1,428,325
  Pentair, Inc.......................................      10,500       377,344
  Pharmacia & UpJohn, Inc............................      10,600       388,225
  Philip Morris Companies, Inc.......................      55,800     2,528,438
  Raytheon Co., Class B..............................      23,400     1,181,700
  Regions Financial Corp.............................       5,100       215,156
  Reynolds & Reynolds Co.............................      19,300       355,844
  Schering Plough Corp...............................      31,500     1,956,938
  Seagate Technology, Inc. (b).......................      17,600       338,800
  Sears, Roebuck and Co..............................       2,100        95,025
  Timken Co..........................................       5,600       192,500
  Tyson Foods, Inc., Class A.........................      40,200       824,100
  Ultramar Diamond Shamrock Corp.....................      22,500       717,188
  US Bancorp.........................................      13,599     1,522,238
  Vencor, Inc. (b)...................................      19,500       476,531
  Viad Corp. ........................................      19,400       374,663
  Westvaco Corp......................................       4,700       147,756
  Witco Corp.........................................       3,200       130,600
  Xerox Corp.........................................      36,000     2,657,250
  York International Corp............................      12,300       486,619
                                                                  -------------
  TOTAL EQUITIES (COST $64,772,517)..................                65,018,395
                                                                  -------------

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                    FACE
                                                    VALUE        VALUE
                                                 ----------- -------------

  SHORT-TERM INVESTMENTS - 2.65%
  COMMERCIAL PAPER - 2.65%
  Bausch and Lomb, Inc.
   8.000%, due 01/02/98 (COST $1,949,567)....... $ 1,950,000  $  1,949,567
                                                             -------------
  TOTAL INVESTMENTS (COST $66,722,084) - 90.95%
   (A)..........................................                66,967,962
                                                             -------------
  CASH AND OTHER ASSETS, LESS LIABILITIES -
    9.05%.......................................                 6,662,826
                                                             -------------
  NET ASSETS - 100%.............................               $73,630,788
                                                             =============

               See accompanying notes to schedule of investments.

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997
 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $66,722,084; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............   $ 3,228,773
         Gross unrealized depreciation............    (2,982,895)
                                                    ------------
            Net unrealized appreciation...........   $   245,878
                                                    ============

 (b) Non-income producing security

 FUTURES CONTRACTS (NOTE 6)
 The Brinson U.S. Equity Fund had the following open futures contracts as of December 31, 1997:

                                   SETTLEMENT             CURRENT   UNREALIZED
                                      DATE       COST      VALUE       GAIN
                                   ---------- ---------- ---------- ----------
  INDEX FUTURES BUY CONTRACTS
  Standard & Poor's 500, 34 con-
   tracts......................... March 1998 $8,319,588 $8,322,350   $2,762
                                                                     =======

 The segregated cash pledged to cover margin requirements for the open futures positions at December 31, 1997 was $75,000.






                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS:
 Investments, at value (Cost $66,722,084) (Note 1)................  $66,967,962
 Cash.............................................................       98,444
 Receivables:
  Investment securities sold......................................      371,744
  Fund shares sold................................................    6,500,000
  Dividends.......................................................       90,845
  Variation margin (Note 6).......................................        8,236
  Due from Advisor (Note 2).......................................        7,316
 Other assets.....................................................        6,365
                                                                   ------------
    TOTAL ASSETS..................................................   74,050,912
                                                                   ------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................      416,988
  Accrued expenses................................................        3,136
                                                                   ------------
    TOTAL LIABILITIES.............................................      420,124
                                                                   ------------
NET ASSETS:
 Applicable to 7,143,967 shares; no par value, unlimited shares authorized......................................................  $73,630,788
                                                                   ============
 Net asset value, offering price and redemption price per share
  ($73,630,788 / 7,143,967 shares)................................  $   10.3067
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital..................................................  $72,956,740
 Accumulated net investment income................................      356,005
 Accumulated net realized gain....................................       69,403
 Net unrealized appreciation......................................      248,640
                                                                   ------------
    NET ASSETS....................................................  $73,630,788
                                                                   ============

                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1997*

INVESTMENT INCOME:
 Dividends..........................................................  $ 320,832
 Interest...........................................................     36,846
                                                                     ----------
    TOTAL INCOME....................................................    357,678
                                                                     ----------
EXPENSES:
 Professional.......................................................      6,465
 Registration.......................................................        848
 Other..............................................................      1,676
                                                                     ----------
    TOTAL EXPENSES..................................................      8,989
                                                                     ----------
    Expenses reimbursed by Advisor (Note 2).........................     (7,316)
                                                                     ----------
    NET EXPENSES....................................................      1,673
                                                                     ----------
    NET INVESTMENT INCOME...........................................    356,005
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments.......................................................    294,742
  Futures contracts.................................................   (225,339)
                                                                     ----------
   Net realized gain................................................     69,403
                                                                     ----------
 Change in net unrealized appreciation or depreciation on:
  Investments.......................................................    245,878
  Futures contracts.................................................      2,762
                                                                     ----------
   Change in net unrealized appreciation or depreciation............    248,640
                                                                     ----------
 Net realized and unrealized gain...................................    318,043
                                                                     ----------
 Net increase in net assets resulting from operations...............  $ 674,048
                                                                     ==========

* The Fund commenced operations August 29, 1997.


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                PERIOD ENDED
                                                             DECEMBER 31, 1997*
                                                             ------------------
OPERATIONS:
 Net investment income......................................     $   356,005
 Net realized gain..........................................          69,403
 Change in net unrealized appreciation or depreciation......         248,640
                                                                ------------
 Net increase in net assets resulting from operations.......         674,048
                                                                ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold................................................      72,956,730
                                                                ------------
 Net increase in net assets resulting from capital share
  transactions (a)..........................................      72,956,730
                                                                ------------
    TOTAL INCREASE IN NET ASSETS............................      73,630,778
NET ASSETS:
 Beginning of period........................................              10
                                                                ------------
 End of period (including accumulated net investment
  income of $356,005).......................................     $73,630,788
                                                                ============
(a)  A summary of capital share transactions follows:

                                                                   SHARES
                                                                ------------
     Shares sold............................................       7,143,966
                                                                ------------
      Net increase in shares outstanding....................       7,143,966
                                                                ============

* The Fund commenced operations August 29, 1997.


              See accompanying notes to the financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout period presented.

                                                                 PERIOD ENDED
                                                              DECEMBER 31, 1997*
                                                              ------------------
Net asset value, beginning of period.........................      $10.0000
                                                                  ---------
Income from investment operations:
 Net investment income.......................................        0.0498
 Net realized and unrealized gain............................        0.2569
                                                                  ---------
  Total income from investment operations....................        0.3067
                                                                  ---------
Net asset value, end of period...............................      $10.3067
                                                                  =========
Total return (non-annualized)................................         3.07%
Ratios/Supplemental data
 Net assets, end of period (in 000s).........................       $73,631
 Ratio of expenses to average net assets:
  Before expense reimbursement...............................         0.05%**
  After expense reimbursement................................         0.01%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement...............................         2.01%**
  After expense reimbursement................................         2.05%**
 Portfolio turnover rate.....................................            9%
 Average commission rate paid per share......................       $0.0309

*    The Fund commenced operations August 29, 1997.
**   Annualized


                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------


The Brinson Post-Venture Fund invests in common stocks of companies with market capitalizations between $50 and $620 million, which represents the lower 7.5% of value of the Wilshire 5000 Equity Index. We define this equity sector as the "mini-cap" sector. The Fund's emphasis is on companies that developed with the assistance of professional venture capitalists since, we believe, venture-backed companies have stronger management and are better positioned for growth in the future.

The Brinson Post-Venture Fund has provided a 29.75% annualized return since its performance inception on April 30, 1995, versus a 23.22% return for its benchmark, the Wilshire Small Stock Index. The Wilshire Small Stock Index is a market capitalization weighted index of roughly 3,300 mini-cap companies. For the year ended December 31, 1997, the Post-Venture Fund had a 31.56% return, compared to a 22.82% return of the Wilshire Small Stock Index.

The Brinson Post-Venture Fund's 1997 performance benefited from good stock selection in consumer nondurables, materials and services, and capital goods. Specific stocks that enhanced performance included: Silicon Valley Banc-shares, a California-based regional bank which serves emerging growth and middle-market companies; Pool Energy Services, which provides well servicing, workover, and drilling services; Applied Power, a maker of hydraulic tools and enclosures for electronic equipment; North Fork Bancorp., a regional bank holding company with operations in the New York City metropolitan area and Connecticut; and Integrated Circuit Systems, a leading supplier of high performance mixed signal integrated circuits. The Fund also benefited from its underweight in drugs and medicine and overweight in apparel.

The strategy of the Brinson Post-Venture Fund is to invest in companies with strong management teams, significant competitive strengths in growing markets, and strong financial positions. This entails identifying target companies that exhibit, among other attributes, innovative management, low ratios of market capitalization to sales, and previous venture capital backing. Each company selected for inclusion in the Fund is scrutinized through on-site visits, discussions with investment banking firms and venture capitalists, and intensive valuation techniques. Investments in 35 new companies were made in 1997 using this process, while 33 companies were removed. Consistent with its focus to add value through detailed screening of the operating potential of smaller companies, the Fund emphasizes stock selection and does not make use of market hedging strategies.

Entering 1998, we are particularly encouraged by the relative total return potential of our larger Fund holdings. These holdings include: DT Industries, a maker of automated production systems used to package industrial and consumer products; Methode Electronics, a provider of electronic connectors for manufacturers of automobiles and data processing equipment; and Coachmen Industries, a leading maker of recreational vehicles and modular homes.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------


TOTAL RETURN

                            6 MONTHS  1 YEAR  ANNUALIZED
                             ENDED    ENDED    04/30/95*
                            12/31/97 12/31/97 TO 12/31/97
---------------------------------------------------------
Brinson Post-Venture Fund    17.29%   31.56%     29.75%
---------------------------------------------------------
Wilshire Small Stock Index   11.48%   22.82%     23.22%
---------------------------------------------------------

* Performance inception date of the Brinson Post-Venure Fund

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Post-Venture Fund and the Wilshire Small Stock Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON POST-VENTURE FUND
VS. WILSHIRE SMALL STOCK INDEX

                                                          12783D-Post_Venture-dg

               Brinson Post-Venture Fund        Wilshire Small Stock Index
               -------------------------        --------------------------
    4/30/95            100,000                            100,000
                       100,802                            102,030
    6/30/95            105,306                            107,958
                       109,310                            114,392
                       113,508                            117,835
    9/30/95            113,864                            120,475
                       112,673                            114,391
                       117,557                            117,308
   12/31/95            119,936                            119,959
                       118,542                            120,835
                       121,360                            124,279
    3/31/96            125,800                            127,895
                       134,578                            137,283
                       141,097                            146,233
    6/30/96            135,051                            139,755
                       126,673                            126,283
                       135,902                            132,155
    9/30/96            140,758                            136,477
                       142,806                            134,334
                       148,199                            138,203
   12/31/96            152,509                            142,100
                       154,820                            146,931
                       153,430                            143,038
    3/31/97            149,872                            135,628
                       147,152                            132,536
                       161,939                            147,685
    6/30/97            171,055                            156,561
                       183,111                            164,561
                       191,387                            170,222
    9/30/97            205,843                            184,606
                       199,239                            177,074
                       198,700                            173,745
   12/31/97            200,633                            174,527
   --------------------------------------------------------------

                                     LOGO

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------

 INDUSTRY DIVERSIFICATION

 As a Percent of Net Assets
 As of December 31, 1997

  U.S. EQUITIES
   Capital Goods................   6.77%
  Consumer
   Durables.....................   6.20
   Non-Durables.................  16.69
                                 ------
                                  22.89
  Energy........................   1.24
  Finance.......................  23.74
   Materials & Services.........  19.26
   Technology...................  14.69
  Transportation................   3.53
  Utilities.....................   3.24
                                 ------
    Total U.S. Equities.........  95.36*
                                 ------
  SHORT-TERM INVESTMENTS........   4.96*
                                 ------
    TOTAL INVESTMENTS........... 100.32
  LIABILITIES, LESS CASH AND
  OTHER ASSETS..................  (0.32)
                                 ------
    NET ASSETS.................. 100.00%
                                 ======
 ---------------------------------------

 * The Fund held a long position in stock index futures on December 31, 1997 which increased U.S. Equity exposure from 95.36% to 98.98%. This adjustment results in a decrease in the Fund's exposure to Short-Term investments from 4.96% to 1.34%.

 TOP TEN U.S. EQUITY HOLDINGS

 As of December 31, 1997

                                                  PERCENT OF
                                                  NET ASSETS
------------------------------------------------------------
   1. Financial Security Assurance Holdings Ltd.     2.73%
   2. LTC Properties, Inc.                           2.40
   3. Applied Power, Inc., Class A                   2.22
   4. Shorewood Packaging Corp.                      1.93
   5. RFS Hotel Investors, Inc.                      1.90
   6. North Fork Bancorporation, Inc.                1.72
   7. INMC Mortgage Holdings, Inc.                   1.67
   8. BancTec, Inc.                                  1.66
   9. Connecticut Energy Corp.                       1.65
  10. DT Industries, Inc.                            1.51
------------------------------------------------------------

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                       SHARES         VALUE
                                                    ------------- -------------

  EQUITIES - 95.36%
  U.S. EQUITIES - 95.36%
  AFC Cable Systems, Inc. (b)......................       159,763  $  4,752,934
  Align-Rite International, Inc. (b)...............       130,000     1,657,500
  Allied Capital Corp. II..........................        99,100     2,861,512
  Allied Life Financial Corp. .....................       120,825     2,643,047
  Alpharma, Inc., Class A..........................        51,800     1,126,650
  Altron Inc. (b)..................................       152,200     2,016,650
  Ambassador Apartments, Inc. .....................       186,700     3,839,019
  American Business Products, Inc. ................       233,070     5,040,139
  Amerus Life Holdings, Inc., Class A..............        42,500     1,567,187
  Applied Power, Inc., Class A.....................       130,400     8,997,600
  Atmos Energy Corp. ..............................       150,250     4,545,062
  Bacou USA, Inc. (b)..............................       236,400     4,137,000
  BancTec, Inc. (b)................................       251,500     6,743,344
  BEI Medical Systems Co., Inc. ...................       195,200       805,200
  BEI Technologies, Inc. ..........................       195,200     2,391,200
  Bell Microproducts, Inc. (b).....................       230,500     1,815,187
  Benchmark Electronics, Inc. (b)..................       147,100     3,282,169
  Bon-Ton Stores, Inc. (b).........................       229,619     3,444,285
  Cadmus Communications Corp. .....................       198,600     4,071,300
  Carmike Cinemas, Inc., Class A (b)...............       106,100     3,043,744
  Celadon Group, Inc. (b)..........................       148,100     1,999,350
  CenterPoint Properties Corp. ....................       162,100     5,693,762
  CFI ProServices, Inc. (b)........................       100,800     1,234,800
  Chandler Insurance Co., Ltd. (b).................       203,800     1,171,850
  Chico's FAS, Inc. (b)............................       187,000     1,262,250
  Clean Harbors, Inc. (b)..........................       274,800       429,375
  Coachmen Industries, Inc. .......................       271,799     5,860,666
  Commonwealth Industries, Inc. ...................       267,000     3,871,500
  Communications Central, Inc. (b).................       148,300     1,492,269
  Connecticut Energy Corp. ........................       222,100     6,690,762
  Continental Natural Gas, Inc. (b)................        96,600     1,038,450
  Coventry Corp. (b)...............................       181,395     2,766,274
  Crown Crafts, Inc. ..............................       164,500     2,570,312
  Davco Restaurants, Inc. (b)......................       158,800     3,096,600
  Dayton Superior Corp. (b)........................       155,900     2,572,350
  Delta Financial Corp. (b)........................       197,600     2,642,900
  Department 56, Inc. (b)..........................       103,400     2,972,750
  Dress Barn, Inc. (b).............................       113,050     3,207,794
  Drug Emporium, Inc. (b)..........................       126,100       496,519
  DSI Toys, Inc. (b)...............................        94,900       177,937
  DT Industries, Inc. .............................       180,500     6,137,000
  Electromagnetic Sciences, Inc. (b)...............       172,000     3,483,000
  Emulex Corp. (b).................................       100,500     1,381,875
  Eskimo Pie Corp. ................................        72,600       834,900
  Evans & Sutherland Computer Corp. (b)............       147,500     4,277,500

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                       SHARES         VALUE
                                                    ------------- -------------

  U.S. EQUITIES - (CONTINUED)
  Exabyte Corp. (b)................................       367,800  $  2,367,713
  FBL Financial Group, Inc., Class A...............       119,800     4,806,975
  Fidelity National Corp. (b)......................       118,200     1,093,350
  Financial Security Assurance Holdings Ltd. ......       229,173    11,057,597
  Golf Trust of America, Inc. .....................       111,200     3,224,800
  Gradall Industries, Inc. (b).....................       143,200     2,362,800
  Granite Broadcasting Corp. (b)...................       209,100     1,894,969
  Granite Broadcasting Corp., Preferred............        31,100     1,508,350
  Haggar Corp. ....................................       172,400     2,715,300
  Harborside Healthcare Corp. (b)..................       136,400     2,693,900
  Hardinge, Inc. ..................................        81,400     3,032,150
  Hartmarx Corp. (b)...............................       354,300     2,701,537
  Helen of Troy Ltd. (b)...........................       267,800     4,318,275
  Huffy Corp. .....................................       215,350     2,907,225
  Hycor Biomedical, Inc. (b).......................       200,700       313,594
  INMC Mortgage Holdings, Inc. ....................       288,300     6,757,031
  Innkeepers USA Trust.............................       359,300     5,569,150
  Insilco Corp. (b)................................        57,400     1,894,200
  InterTan, Inc. (b)...............................       256,900     1,380,837
  InTEST Corp. (b).................................       156,800     1,097,600
  Jason, Inc. (b)..................................       345,100     2,760,800
  JLM Industries, Inc. (b).........................       160,400     1,644,100
  Kellwood Co. ....................................       128,975     3,869,250
  Kevco, Inc. (b)..................................       107,100     1,767,150
  KLLM Transport Services, Inc. (b)................       128,065     1,568,796
  Landstar System, Inc. (b)........................       195,200     5,148,400
  LTC Properties, Inc. ............................       468,200     9,715,150
  Mac-Gray Corp. (b)...............................        72,400     1,131,250
  MacNeal-Schwendler Corp. (b).....................       161,120     1,550,780
  M/A/R/C, Inc. ...................................       137,270     2,470,860
  Marquette Medical Systems (b)....................       185,600     4,941,600
  Maxim Group, Inc. (b)............................       228,000     3,548,250
  Methode Electronics, Inc., Class A...............       228,280     3,709,550
  Michael Anthony Jewelers, Inc. (b)...............       244,635       596,298
  Microsemi Corp. (b)..............................       263,800     4,632,987
  Midway Airlines, Corp. (b).......................        94,400     1,427,800
  M.S. Carriers, Inc. (b)..........................       108,400     2,696,450
  National Computer Systems, Inc. .................       154,920     5,460,930
  National Insurance Group.........................       112,450       983,937
  National Patent Development Corp. (b)............        57,580       798,923
  NCI Building Systems, Inc. (b)...................       129,100     4,583,050
  Newport Corp. ...................................       150,580     2,117,531
  Nichols Research Corp. (b).......................       203,654     5,091,350
  North Fork Bancorporation, Inc. .................       207,400     6,960,862
  Norton McNaughton, Inc. (b)......................       167,700       880,425
  OPTEK Technology, Inc. (b).......................        94,200     1,878,113

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                       SHARES         VALUE
                                                    ------------- -------------

  U.S. EQUITIES - (CONTINUED)
  OSI Systems, Inc. (b)............................       148,900  $  1,824,025
  Piccadilly Cafeterias, Inc. .....................       196,700     2,581,688
  Pluma, Inc. (b)..................................       151,100     1,293,794
  Pool Energy Services Co. (b).....................       201,600     4,485,600
  Premier Financial Bancorp, Inc. .................       114,100     2,852,500
  ProCyte Corp. (b)................................       384,000       360,000
  Quixote Corp. ...................................       210,000     1,680,000
  Rainbow Technologies, Inc. (b)...................       178,100     5,164,900
  Ramsay Health Care, Inc. (b).....................       146,900       440,700
  Rare Hospitality International, Inc. (b).........       158,661     1,427,949
  Regal Beloit Corp. ..............................       178,620     5,280,454
  RFS Hotel Investors, Inc.........................       386,700     7,709,831
  Safeguard Health Enterprises, Inc. (b)...........       128,100     1,729,350
  Sanfilippo (John B.) & Son, Inc. (b).............       237,700     1,871,888
  Scotsman Industries, Inc. .......................       235,500     5,755,031
  Shaw Group, Inc. (b).............................        72,900     1,676,700
  Shelby Williams Industries, Inc. ................       185,000     3,052,500
  Sholodge, Inc. (b)...............................       251,200     3,956,400
  Shorewood Packaging Corp. (b)....................       291,800     7,805,650
  Silicon Valley Bancshares (b)....................       105,590     5,939,438
  SkyWest, Inc. ...................................        39,800     1,179,075
  SOS Staffing Services, Inc. (b)..................       164,300     3,101,163
  Southern Pacific Funding Corp. (b)...............       215,350     2,826,469
  Special Metals Corp. (b).........................       112,600     2,026,800
  Stanley Furniture Co., Inc. (b)..................       100,360     2,797,535
  Storage USA, Inc.................................       120,700     4,820,456
  Stratasys, Inc. (b)..............................        42,200       485,300
  Sun Healthcare Group, Inc. (b)...................        87,580     1,696,863
  TBC Corp. (b)....................................       227,900     2,179,294
  Team, Inc. (b)...................................       153,380       536,830
  Teltrend, Inc. (b)...............................        25,500       436,688
  Ticketmaster Group, Inc. (b).....................       115,500     2,656,500
  Tractor Supply Co. (b)...........................        61,900       913,025
  Trans Financial, Inc.............................       105,300     4,093,538
  Vans, Inc. (b)...................................       139,000     2,102,375
  Varlen Corp......................................        54,200     1,328,747
  Xircom Inc. (b)..................................       122,300     1,230,644
  York Group, Inc..................................       142,600     3,475,875
                                                                  -------------
  TOTAL EQUITIES (COST $303,412,479)...............                 386,550,994
                                                                  -------------

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                       FACE
                                                      AMOUNT         VALUE
                                                   ------------- -------------

  SHORT-TERM INVESTMENTS - 4.96%
  U.S. GOVERNMENT OBLIGATION - 0.16%
  U.S. Treasury Bill,
   5.180%, due 05/28/98..........................  $     670,000  $    655,762
                                                                 -------------
  COMMERCIAL PAPER - 4.80%
  Bausch & Lomb Inc.
   8.000%, due 01/02/98..........................      2,502,000     2,501,444
   6.750%, due 01/05/98..........................      7,000,000     6,994,750
  Case Credit Corp.
   6.020%, due 03/12/98..........................      1,500,000     1,483,350
   6.000%, due 01/23/98..........................      1,000,000       996,334
  GTE Corp., 6.050%, due 02/23/98................      1,000,000       991,093
  Marriott Corp., 6.050%, due 02/09/98...........      1,500,000     1,490,169
  Nabisco Inc., 6.120%, due 01/16/98.............      1,000,000       997,450
  Occidental Petroleum Corp., 6.000%, due
   01/16/98......................................      1,000,000       997,500
  Tenneco, Inc., 6.250%, due 01/22/98............      1,000,000       996,354
  U.S. West Capital Funding Corp., 6.100%, due
   01/23/98......................................      1,000,000       996,272
  Whirlpool Corp., 6.750%, due 01/05/98..........      1,000,000       999,250
                                                                 -------------
                                                                    19,443,966
                                                                 -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $20,098,968)..................................                   20,099,728
                                                                 -------------
  TOTAL INVESTMENTS (COST $323,511,447) - 100.32%
   (A)...........................................                  406,650,722
                                                                 -------------
  LIABILITIES, LESS CASH AND OTHER ASSETS -
    (0.32%)......................................                   (1,298,675)
                                                                 -------------
  NET ASSETS - 100%..............................                 $405,352,047
                                                                 =============


               See accompanying notes to schedule of investments.

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $323,511,447; and net unrealized appreciation consisted of:

         Gross unrealized appreciation...........   $ 98,003,701
         Gross unrealized depreciation...........    (14,864,426)
                                                   -------------
            Net unrealized appreciation..........   $ 83,139,275
                                                   =============

 (b) Non-income producing security

 FUTURES CONTRACTS (NOTE 6)
 The Brinson Post-Venture Fund had the following open futures contracts as of December 31, 1997:

                                  SETTLEMENT               CURRENT   UNREALIZED
                                     DATE       COST        VALUE       LOSS
                                  ---------- ----------- ----------- ----------
  INDEX FUTURES BUY CONTRACTS
  Standard & Poor's 500, 60 con-
   tracts.......................  March 1998 $14,693,745 $14,686,500   $7,245
                                                                      =======

 The segregated cash and market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1997 were $80,000 and $655,762, respectively.




                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS:
 Investments, at value (Cost $323,511,447) (Note 1)................  $406,650,722
 Cash..............................................................        86,910
 Receivables:
  Investment securities sold.......................................     2,229,266
  Dividends........................................................       188,506
  Due from Advisor (Note 2)........................................        18,501
                                                                    -------------
    TOTAL ASSETS...................................................   409,173,905
                                                                    -------------
LIABILITIES:
 Payables:
  Investment securities purchased..................................     3,800,357
  Variation margin (Note 6)........................................         3,000
  Accrued expenses.................................................        18,501
                                                                    -------------
    TOTAL LIABILITIES..............................................     3,821,858
                                                                    -------------
NET ASSETS:
 Applicable to 20,203,483 shares; no par value, unlimited shares authorized.......................................................  $405,352,047
                                                                    =============
 Net asset value, offering and redemption price per share
  ($405,352,047 / 20,203,483 shares)...............................  $    20.0635
                                                                    =============
NET ASSETS CONSIST OF:
 Paid in capital...................................................  $201,183,173
 Accumulated net investment income.................................    14,577,807
 Accumulated net realized gain.....................................   106,459,037
 Net unrealized appreciation.......................................    83,132,030
                                                                    -------------
    NET ASSETS.....................................................  $405,352,047
                                                                    =============


                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
 Dividends........................................................  $ 4,863,543
 Interest.........................................................    1,329,455
                                                                   ------------
    TOTAL INCOME..................................................    6,192,998
                                                                   ------------
EXPENSES:
 Accounting.......................................................       38,502
 Professional.....................................................       38,314
 Administration...................................................       11,878
 Custodian........................................................       10,420
 Other............................................................        7,304
                                                                   ------------
    TOTAL EXPENSES................................................      106,418
                                                                   ------------
    Expenses reimbursed by Advisor (Note 2).......................     (106,418)
                                                                   ------------
    NET EXPENSES..................................................            0
                                                                   ------------
    NET INVESTMENT INCOME.........................................    6,192,998
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on:
  Investments.....................................................   47,945,430
  Futures contracts...............................................    2,625,776
                                                                   ------------
   Net realized gain..............................................   50,571,206
                                                                   ------------
 Change in net unrealized appreciation or depreciation on:
  Investments.....................................................   38,155,879
  Futures contracts...............................................      204,305
                                                                   ------------
   Change in net unrealized appreciation or depreciation..........   38,360,184
                                                                   ------------
 Net realized and unrealized gain.................................   88,931,390
                                                                   ------------
 Net increase in net assets resulting from operations.............  $95,124,388
                                                                   ============

                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                               YEAR ENDED        YEAR ENDED
                                            DECEMBER 31, 1997 DECEMBER 31, 1996
                                            ----------------- -----------------
OPERATIONS:
 Net investment income.....................    $  6,192,998      $  4,830,476
 Net realized gain.........................      50,571,206        37,696,001
 Change in net unrealized appreciation or
  depreciation.............................      38,360,184        19,063,701
                                              -------------     -------------
 Net increase in net assets resulting from
  operations...............................      95,124,388        61,590,178
                                              -------------     -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...............................      44,110,536       247,887,694
 Shares redeemed...........................     (32,861,125)     (267,309,948)
                                              -------------     -------------
 Net increase (decrease) in net assets
  resulting from capital share transactions
  (a)......................................      11,249,411       (19,422,254)
                                              -------------     -------------
    TOTAL INCREASE IN NET ASSETS...........     106,373,799        42,167,924
NET ASSETS:
 Beginning of year.........................     298,978,248       256,810,324
                                              -------------     -------------
 End of year (including accumulated net
  investment income of $14,577,807 and
  $8,384,809, respectively)................    $405,352,047      $298,978,248
                                              =============     =============

(a)  A summary of capital share transactions follows:

                                                 SHARES            SHARES
                                              -------------     -------------
     Shares sold...........................       2,434,473        16,920,464
     Shares redeemed.......................      (1,835,022)      (18,728,639)
                                              -------------     -------------
      Net increase (decrease) in shares
       outstanding.........................         599,451        (1,808,175)
                                              =============     =============

                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------    PERIOD ENDED
                                        1997        1996     DECEMBER 31, 1995*
                                     ----------- ----------- ------------------
Net asset value, beginning of
 period.............................    $15.2509    $11.9936      $10.0000
                                     ----------- -----------     ---------
Income from investment operations:
 Net investment income..............      0.2938      0.2617        0.1660
 Net realized and unrealized gain...      4.5188      2.9956        1.8276
                                     ----------- -----------     ---------
  Total income from investment
   operations.......................      4.8126      3.2573        1.9936
                                     ----------- -----------     ---------
Net asset value, end of period......    $20.0635    $15.2509      $11.9936
                                     =========== ===========     =========
Total return (non-annualized).......      31.56%      27.16%        19.94%
Ratios/Supplemental data
 Net assets, end of period (in
  000s).............................    $405,352    $298,978      $256,810
 Ratio of expenses to average net
  assets:
  Before expense reimbursement......       0.03%       0.09%         0.17%**
  After expense reimbursement.......       0.00%       0.00%         0.00%**
 Ratio of net investment income to
  average net assets:
  Before expense reimbursement......       1.76%       1.78%         1.85%**
  After expense reimbursement.......       1.79%       1.87%         2.02%**
 Portfolio turnover rate............         45%         39%           25%
 Average commission rate paid per
  share.............................     $0.0598     $0.0359       $0.0255

*    The Fund commenced operations April 28, 1995.
**   Annualized


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

The Brinson Emerging Markets Equity Fund invests in the common stocks of less developed countries and also considers those not covered in our developed markets portfolios. We continually examine newly emerging markets in anticipation of gaining broad diversification benefits and identifying discrepancies between prices and fundamental values across markets.

Since July 31, 1995, the first month-end after the Fund became fully invested, the Brinson Emerging Markets Equity Fund has generated an annualized rate of return of -3.33% compared to -5.72% for the Brinson Emerging Markets Normal benchmark. The International Finance Corporation Investable Index (IFCI), a recognized emerging market benchmark, produced an annualized -4.65% for the same period. Annualized volatility of the Brinson Emerging Markets Equity Fund was 17.59%, lower than that of both the Normal Index benchmark at 18.27% or the IFCI at 18.93%. The Fund returned -10.04% for 1997, compared to -15.30% for the Brinson Emerging Markets Normal Index benchmark and -14.74% for the IFCI.

Emerging markets produced a wide regional dispersion of returns. Latin America was up 29.27% in dollar terms, reflecting domestic demand growth in Mexico and Argentina and privatization in Brazil.

In contrast, Asia lost a staggering 56.65%. Thailand, Korea, Indonesia and the Philippines buckled under a mountain of foreign corporate debt after the mid-summer Thai baht devaluation triggered a regional domino effect. Even countries without debt problems, such as Taiwan and India, experienced a contagion of negative sentiment.

The Europe, Middle East and Africa region returned a modest 12.45%. Eastern European markets rose strongly at the beginning of the year, led by Hungary and Russia, before falling back in the wake of the Asian crisis. The region continued to display its customary volatility, with Turkey ending the year up to 117.08%, while South Africa slipped back 11.45%.

Market and currency selection, which is combined for emerging market equity performance attribution, made a strong contribution. Underweights in Malaysia and Korea added to performance, as did overweights in Mexico, Argentina, Poland and Greece. Partially offsetting these were a premature move into Thailand (later reversed) and an early-year underweight in Turkey.

Stock selection was also positive, with significant contributions in Argentina, Brazil, Peru, China, the Philippines, Thailand, Greece, Portugal, Russia and South Africa. Much of this came from top-down sectorial bets, such as the banking and real estate underweight in Thailand and the overweight in those sectors likely to be privatized in Brazil.

The Fund is currently fully invested with overweights in EMEA and Latin America offset by a significant underweight in the Asia region.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

TOTAL RETURN

                                         6 MONTHS   1 YEAR   ANNUALIZED
                                          ENDED     ENDED     06/30/95*
                                         12/31/97  12/31/97  TO 12/31/97
-------------------------------------------------------------------------
BRINSON EMERGING MARKETS EQUITY FUND/1/    -25.29%   -10.04%       -3.42%
-------------------------------------------------------------------------
BRINSON EMERGING MARKETS EQUITY FUND/2/    -27.51    -12.72        -4.01
-------------------------------------------------------------------------
Brinson Emerging Markets Normal Index      -28.51    -15.30        -4.47
-------------------------------------------------------------------------
IFCI Index                                 -26.56    -14.74        -3.25
-------------------------------------------------------------------------

 * Inception date of the Brinson Emerging Markets Equity Fund.
/1/Total return based on NAV--Does not include the payment of a 1.50%
   transaction charge on Fund share purchases and redemptions.
/2/Standardized total return--Includes the payment of a 1.50% transaction charge on Fund share purchases and redemptions in each period presented where applicable.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Equity Fund, the Brinson Emerging Markets Normal Index and the IFCI Index if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON EMERGING MARKETS EQUITY FUND
VS. BRINSON EMERGING MARKETS NORMAL INDEX
AND IFCI INDEX

                                                             12783E-Em_Mkt_Eq-dg

                    Brinson Emerging Markets Equity Fund/1/    Brinson Emerging Markets Normal Index/2/   IFCI Investable Index
                    ---------------------------------------    ----------------------------------------   ---------------------
 6/30/95                      100,000                                      100,000                            100,000
                               99,469                                      102,846                            103,182
                               94,941                                       98,380                            100,416
                               95,041                                       97,952                             99,655
                               92,298                                       94,968                             95,895
                               90,060                                       92,628                             95,416
12/31/95                       93,164                                       95,466                             98,736
                               99,521                                      103,741                            107,008
                               98,213                                      103,127                            104,632
                               98,505                                      103,399                            106,160
                              103,176                                      108,202                            110,442
                              102,136                                      107,412                            109,471
 6/30/96                      104,115                                      109,536                            110,772
                               97,377                                      102,864                            103,494
                               99,312                                      105,105                            106,703
                              100,193                                      106,494                            108,276
                               97,118                                      102,987                            105,951
                               99,276                                      104,879                            107,518
12/31/96                      100,334                                      105,399                            107,988
                              109,793                                      115,791                            115,616
                              113,173                                      118,997                            121,279
                              111,467                                      116,647                            118,241
                              111,942                                      115,739                            116,234
                              116,716                                      121,101                            120,186
 6/30/97                      120,807                                      124,766                            125,375
                              122,407                                      125,801                            126,585
                              108,731                                      112,952                            110,424
                              113,911                                      116,437                            114,016
                               97,571                                       98,930                             95,311
                               91,421                                       91,900                             90,873
12/31/97                       90,260                                       89,192                             92,075
  -------------------------------------------------------------------------------------------------------------------

                                     LOGO

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

 MARKET ALLOCATION

 As of December 31, 1997

                          BENCHMARK   NORMAL   STRATEGY
                    CLASS EXPOSURE* EXPOSURE** EXPOSURE
 ------------------------------------------------------------
  LATIN AMERICA              41.4%     24.1%     27.3%
  Argentina.......     1      4.9       5.6       6.3
  Brazil..........     1     12.4       5.6       5.6
  Chile...........     1      6.1       5.6       5.1
  Mexico..........     1     14.4       5.6       7.6
  Peru............     3      1.3       1.9       1.9
  Bolivia.........     4      0.0       0.0       0.0
  Colombia........     4      1.3       0.0       0.0
  Venezuela.......     4      1.2       0.0       1.0
  ASIA                       23.9      44.4      33.9
  India...........     1      2.0       5.6       5.6
  Indonesia.......     1      1.8       5.6       3.6
  Korea...........     1      1.9       5.6       3.6
  Malaysia........     1      6.0       5.6       4.1
  Philippines.....     1      1.5       5.6       4.1
  Taiwan..........     1      8.4       5.6       5.1
  Thailand........     1      0.7       5.6       3.6
  China...........     2      0.7       3.7       3.2
  Pakistan........     3      0.7       1.9       1.4
  Sri Lanka.......     4      0.1       0.0       0.0
  Vietnam.........     4      0.0       0.0       0.0
  EUROPE/MIDEAST/
   AFRICA                    34.6      31.5      35.8
  South Africa....     1     12.5       5.6       5.6
  Turkey..........     1      4.7       5.6       5.0
  Greece..........     2      2.3       3.7       3.0
  Israel..........     2      2.6       3.7       4.0
  Poland..........     2      0.9       3.7       5.7
  Portugal........     2      3.1       3.7       3.5
  Czech Republic..     3      0.3       1.9       1.3
  Hungary.........     3      1.5       1.9       1.9
  Russia..........     3      4.7       1.9       2.9
  Bulgaria........     4      0.0       0.0       0.3
  Egypt...........     4      0.9       0.0       0.9
  Jordan..........     4      0.2       0.0       0.0
  Kazakhstan......     4      0.0       0.0       1.3
  Mauritius.......     4      0.0       0.0       0.0
  Morocco.........     4      0.9       0.0       0.0
  Romania.........     4      0.0       0.0       0.4
  Slovakia........     4      0.2       0.0       0.0
  Slovenia........     4      0.0       0.0       0.0
  Tunisia.........     4      0.0       0.0       0.0
  Ukraine.........     4      0.0       0.0       0.3
  Zimbabwe........     4      0.1       0.0       0.0
  Cash............            0.0       0.0       3.0
                            -----     -----     -----
  TOTALS                    100.0%    100.0%    100.0%
                            =====     =====     =====
 ------------------------------------------------------------

  * International Finance Corporation Investable Index as of December 31, 1997 ** Current Strategy will fall in this range with 95% frequency
 Note: Totals may not add due to rounding

 TOP TEN NON-U.S. EQUITY HOLDINGS

 As of December 31, 1997

                                                    PERCENT OF
                                                    NET ASSETS
--------------------------------------------------------------
   1. Chile Fund, Inc.                                 1.77%
   2. Telecomunicacoes Brasileiras S.A., Preferred     1.74
   3. Telefonos de Mexico S.A., Series L               1.37
   4. Phillippine Long Distance Telephone Co.          1.19
   5. YPF Sociedad Anonima S.A., Class D               1.09
   6. Perez Companc S.A., B Shares                     1.08
   7. Telefonica de Argentina S.A., Class B            1.02
   8. Regent Central Asia Investments                  0.96
   9. Telekomunikasi Indonesia                         0.90
  10. YPF Sociedad Anonima S.A. Class D ADR            0.86
 -------------------------------------------------------------

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                       SHARES         VALUE
                                                    ------------- -------------

  EQUITIES - 78.50%
  ARGENTINA - 6.32%
  Banco de Galicia y Buenos Aires S.A.............        150,317  $    962,221
  Banco Frances del Rio de la Plata S.A...........        122,597     1,137,928
  CEI Citicorp Holdings S.A. (b)..................        111,308       445,321
  Central Puerto S.A., Class B....................        301,000       842,969
  Disco S.A. ADR (b,c)............................          3,500       155,750
  Perez Companc S.A., B Shares....................        684,126     4,885,637
  Quilmes Industrial S.A. ADR (c) ................         43,200       591,300
  Siderca S.A., Class A...........................        871,629     2,423,613
  Telecom Argentina S.A., Class B.................        394,000     2,837,367
  Telefonica de Argentina S.A., Class B...........      1,234,000     4,628,426
  Transportadora de Gas del Sur S.A., Class B.....        378,000       858,232
  YPF Sociedad Anonima S.A., Class D..............        146,000     4,921,184
  YPF Sociedad Anonima S.A. Class D ADR (c).......        113,000     3,863,187
                                                                  -------------
                                                                     28,553,135
                                                                  -------------
  ASIA - 1.51%
  Central Asia Regional Growth Fund (b)...........         97,150       971,500
  IS Himalayan Fund (b,c).........................        139,218     1,479,191
  Regent Central Asia Investments (b,c)...........        415,000     4,353,350
                                                                  -------------
                                                                      6,804,041
                                                                  -------------
  BALKAN REPUBLIC - 0.13%
  Regent Balkan Fund (c)..........................         90,000       585,000
                                                                  -------------
  BRAZIL - 5.53%
  Aracruz Celulose S.A. Preferred B...............        266,000       367,028
  Brazil Fund, Inc. (c)...........................         20,266       425,586
  Centrais Electricas Brasileiras S.A. ...........     33,500,000     1,665,845
  Centrais Electricas Brasileiras S.A., Preferred
   B..............................................     18,000,000       919,272
  Cia de Electricidade do Estado do Rio de Janeiro
   (b)............................................  1,078,500,000       695,744
  Cia Energetica de Minas Gerais, ADR (c).........         12,600       547,457
  Cia Energetica de Minas Gerais, Preferred.......     11,400,000       495,284
  Cia Paranaense de Energia.......................     45,420,000       508,691
  Cia Paranaense de Energia-Copel, Preferred B....     67,000,000       909,461
  Cia Vale Do Rio Doce, Preferred.................         87,246     1,754,926
  Electricas de Santa Catarina S.A., Preferred B..        892,000     1,110,904
  Light Participacoes S.A. .......................      1,504,000       451,429
  Petroleo Brasileiro S.A., Preferred.............     10,700,000     2,502,195
  Telebras ADR (c)................................         19,200     2,235,600
  Telecomunicacoes Brasileiras S.A., Preferred....     69,030,000     7,873,415
  Telecomunicacoes de Sao Paulo S.A. (b)..........      3,330,000       757,806
  Telecomunicacoes de Sao Paulo S.A., Preferred...      6,667,724     1,774,256
                                                                  -------------
                                                                     24,994,899
                                                                  -------------
  CHILE - 4.80%
  Chile Fund, Inc. (c)............................        449,700     8,010,281
  Chilectra S.A. ADR (c)..........................         30,100       768,826

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                      SHARES         VALUE
                                                   ------------- -------------

  CHILE - (CONTINUED)
  Chilgener S.A. ADR (c)..........................        49,326  $  1,208,487
  Cia Cervecerias Unidas S.A. ADR (c).............        18,900       555,187
  Cia de Telecomunicaciones de Chile S.A. ADR
   (c)............................................       113,250     3,383,344
  Distribucion y Servicio D&S S.A. ADR (b,c)......        28,900       536,456
  Embotelladora Andina S.A., Class B ADR (c)......        31,200       606,450
  Empresa Nacional de Electricidad S.A. ADR (c)...       124,100     2,195,019
  Enersis S.A. ADR (c)............................        50,400     1,461,600
  Laboratorio Chile ADR (c).......................        35,400       787,650
  Madeco S.A. ADR (c).............................        49,000       747,250
  Maderas y Sinteticos Sociedad Anonima S.A. ADR
   (c)............................................        74,500       707,750
  Quimica y Minera Chile S.A. ADR (c).............         8,800       387,200
  Vina Concha y Toro S.A. ADR (c).................        14,000       353,500
                                                                 -------------
                                                                    21,709,000
                                                                 -------------
  CHINA - 0.12%
  Huaneng Power International, Inc. ADR (b,c).....        22,500       521,719
                                                                 -------------
  CZECH REPUBLIC - 1.24%
  Czeske Energeticke Zavody 2 A.S. (b)............         5,000       112,910
  Czeske Energeticke Zavody A.S. (b)..............        33,000     1,080,220
  CKD Praha Holding A.S. (b)......................        18,958       628,771
  Ceska Sporitelna A.S............................        26,000       171,716
  Cokoladovny A.S.................................         3,000       415,130
  Inzenyrske a Prumyslove Stavby A.S..............        93,014       519,962
  Komercni Banka A.S..............................        11,700       440,351
  Leciva Praha (b)................................         1,838       111,318
  SPT Telecom A.S. (b)............................        11,600     1,237,833
  Skoda Plzen A.S. (b)............................        11,700       206,509
  Tabak A.S.......................................         1,900       432,895
  Unipetrol A.S. (b)..............................        90,000       258,215
                                                                 -------------
                                                                     5,615,830
                                                                 -------------
  EGYPT - 0.50%
  Egypt Investment Co. (b,c)......................        61,000       915,000
  The Egypt Fund (b,c)............................        76,300     1,279,551
  The Egypt Trust (c).............................         5,000        70,625
                                                                 -------------
                                                                     2,265,176
                                                                 -------------
  GREECE - 3.06%
  A.G. Petzetakis S.A. (b)........................       118,250       637,702
  Aktor S.A.......................................        15,925       135,838
  Alpha Credit Bank...............................        43,294     2,529,336
  Aluminium of Greece S.A.........................         9,250       512,204
  Athens Medical Center S.A.......................        63,290       748,433
  Atti-Kat........................................        33,000       172,148
  Attica Enterprises S.A..........................        32,270       360,565
  Delta Dairy S.A.................................        27,520       312,342
  Delta Dairy S.A., Preferred.....................        25,000       224,701

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--------------------------------------------------------------------------------

 December 31, 1997

                                                       SHARES         VALUE
                                                    ------------- -------------

  GREECE - (CONTINUED)
  Ergo Bank S.A. .................................         33,122  $  1,713,831
  Hellenic Bottling Co. S.A.......................         46,840     1,087,997
  Hellenic Telecommunications Organization S.A. ..         37,421       767,651
  Heracles General Cement Co. S.A. ...............         19,820       411,825
  Intracom S.A. ..................................         10,400       480,209
  Loulis Flour Mills S.A. ........................         98,680       408,688
  Michaniki S.A. .................................        134,612       690,354
  Michaniki S.A., Preferred New Shares............          3,552        14,022
  National Bank of Greece S.A. (b)................          2,752       242,453
  Omega Fund (b,c)................................         14,530     1,200,000
  Titan Cement Co. S.A. ..........................         12,630       576,499
  Titan Cement Co. S.A., Preferred................         14,320       580,452
                                                                  -------------
                                                                     13,807,250
                                                                  -------------
  HONG KONG - 3.13%
  Beijing Datang Power Generation Co., Ltd. H
   Shares (b).....................................      1,860,000       852,165
  Beijing Enterprises Holdings Ltd. (b)...........        264,000       678,015
  China Everbright Ltd. (b).......................        588,000       474,285
  China Merchants Holdings International Co.,
   Ltd. ..........................................        588,000       603,291
  China Resources Enterprise Ltd. ................        489,000     1,091,785
  CNPC Hong Kong Ltd. (b).........................      1,290,000       362,102
  Cosco Pacific Ltd. .............................      1,500,000     1,219,591
  First Tractor Co., Ltd., H Shares (b)...........        600,000       362,006
  Guandong Brewery Holdings Ltd. (b)..............         47,710         6,773
  Guangdong Investment Ltd. ......................      1,338,000       889,295
  Guangdong Kelon Elec Holding H Shares...........        770,000       790,024
  Guangnan Holdings...............................        870,000       712,977
  Jiangsu Expressway Co., Ltd., H Shares (b)......      3,026,000       624,843
  Lippo China Resources Ltd. .....................        200,000        29,425
  New World Infrastructure Ltd. (b)...............        871,000     1,961,534
  NG Fung Hong Ltd. ..............................        770,000       809,899
  Qingling Motors Co. ............................      2,306,000     1,130,903
  Shanghai Industrial Holdings Ltd. ..............        242,000       899,477
  Zhejiang Expressway Co., Ltd. H Shares (b)......      3,150,000       638,253
                                                                  -------------
                                                                     14,136,643
                                                                  -------------
  HUNGARY - 1.19%
  BorsodChem Rt. .................................          8,000       288,310
  Danubius Hotel and Spa Rt. (b)..................          3,852       116,942
  EGIS Rt. .......................................          3,700       231,901
  Graboplast Rt. GDR (b,c)........................         16,000       146,400
  Graboplast Rt. .................................          2,000       105,766
  MOL Maygar Olaj-es Gazipari Rt. ................         25,000       605,949
  MOL Maygar Olaj-es Gazipari Rt. GDR Reg. S (c)..         13,000       317,200
  Magyar Tavkozlesi Rt. (b).......................        208,000     1,104,037
  Mezogazdasagi Gepgyarto Rt. (b).................          5,445       138,641
  OTP Bank Rt. GDR (c)............................          8,000       300,000

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--------------------------------------------------------------------------------

 December 31, 1997

                                                      SHARES         VALUE
                                                   ------------- -------------

  HUNGARY - (CONTINUED)
  Pannonplast Rt. ................................         5,580  $    293,748
  Pick Szeged Rt. ................................         3,400       271,367
  Richter Gedeon Rt. .............................         9,700     1,101,684
  Richter Gedeon Rt. GDR Reg. S (c)...............           500        52,500
  Zalakeramia Rt. ................................         6,500       301,726
                                                                 -------------
                                                                     5,376,171
                                                                 -------------
  INDIA - 5.22%
  Aptech Ltd. ....................................        18,000       250,191
  Arvind Mills Ltd., B Shares.....................            50           113
  Asea Brown Boveri Ltd. .........................        40,500       485,463
  BSES Ltd. ......................................        27,500       119,931
  Bajaj Auto Ltd. ................................        13,300       205,216
  Bharat Heavy Electricals Ltd. ..................        65,100       576,121
  Bharat Petroleum Corp. Ltd. ....................        57,700       612,538
  Cipla Ltd. .....................................        42,400       683,958
  Cummins India Ltd. .............................        22,000       266,514
  Digital Equipment Ltd. .........................        58,600       206,991
  EIH Ltd. .......................................        12,000       128,998
  EIH Ltd. GDR (c)................................         4,050        52,083
  Glaxo India Ltd. ...............................        71,300       741,913
  Gujarat Ambuja Cements Ltd. ....................        17,500       123,183
  HDFC Bank Ltd. .................................       145,000       288,447
  Hindalco Industries Ltd. .......................        22,100       418,778
  Hindalco Industries Ltd. GDR (c)................         3,000        59,062
  Hindustan Lever Ltd. ...........................        40,000     1,411,375
  Hindustan Petroleum Corp. Ltd. .................       118,800     1,467,957
  Icici Banking Corp. (b).........................       537,500       579,173
  India Cements Ltd. .............................        37,500        64,078
  India Public Sector Fund Ltd. ..................       147,059     1,442,649
  Indian Hotels Co., Ltd. ........................        17,000       270,110
  Indian Hotels Co., Ltd. GDR (c).................        20,300       381,894
  Indian Petrochemicals Corp. Ltd. ...............        73,500       132,622
  Indian Petrochemicals Corp. Ltd. GDR (c)........       100,200       501,000
  ITC Ltd. .......................................        64,000     1,009,538
  Kopran Ltd. ....................................        11,000        30,088
  Larsen & Toubro Ltd. ...........................         5,000        25,854
  Madras Cements, Ltd. Class B....................           140        16,335
  Mahanagar Telephone Nigam Ltd. .................       276,000     1,816,067
  Mahanagar Telephone Nigam Ltd. GDR (b,c)........        25,000       386,250
  Mahindra & Mahindra Ltd. .......................        73,000       598,559
  Morgan Stanley India Investment Fund, Inc.
   (b,c)..........................................       231,600     1,939,650
  National Aluminum Co., Ltd. ....................       300,000       225,708
  Oriental Bank of Commerce.......................        76,000       123,565
  Pfizer Ltd. ....................................        28,800       299,862
  Reliance Industries Ltd. .......................       210,000       886,381
  Reliance Industries Ltd. GDR (c)................        73,000       615,937

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--------------------------------------------------------------------------------

 December 31, 1997

                                                       SHARES         VALUE
                                                    ------------- -------------

  INDIA - (CONTINUED)
  Satyam Computer Services........................        132,000  $    575,669
  SKF Bearings India Ltd. ........................          4,030       128,783
  State Bank of India Ltd. .......................        117,000       725,096
  State Bank of India Ltd. GDR (c)................         18,500       321,438
  Steel Authority of India Ltd. ..................        700,000       174,063
  Steel Authority of India Ltd. GDR (c)...........         95,200       304,640
  TVS Suzuki Ltd. ................................         41,550       469,967
  Tata Engineering & Locomotive Co., Ltd. ........          8,200        61,955
  Tata Engineering & Locomotive Co., Ltd. GDR
   (c)............................................         11,300        94,185
  Tata Iron & Steel Co., Ltd. ....................             50           171
  Tata Power Co., Ltd. ...........................         33,000        92,158
  Tata Tea Ltd. ..................................         17,000       182,747
  Videsh Sanchar Nigam Ltd. ......................         38,000       833,945
  Videsh Sanchar Nigam Ltd. GDR (b,c).............         10,600       137,005
  Wockhardt Ltd. .................................          7,000        32,983
                                                                  -------------
                                                                     23,578,957
                                                                  -------------
  INDONESIA - 3.78%
  Astra Agro Niaga Lestari Tbk (b)................      2,405,000       886,283
  Astra International Inc. .......................      1,665,000       431,779
  Bank Bali.......................................        674,000        82,793
  Bank Dagang Nasional Indonesia..................          1,062            68
  Bank Dagang Nasional Indonesia Warrants "20"
   (b)............................................         47,218           438
  Bank Internasional Indonesia Warrants "00" (b)..         29,210           399
  Bimantara Citra.................................      1,530,000       292,357
  Ciputra Development.............................        141,000         6,415
  Citra Marga Nusaphala Persada...................      4,730,000       516,470
  Gadjah Tunggal..................................      1,670,000       159,554
  GT Kabel Indonesia..............................        214,000        16,551
  Gudang Garam....................................      2,205,000     3,360,668
  Gulf Indonesia Resources Ltd. (b)...............         47,000     1,034,000
  Hanjaya Mandala Sampoerna.......................        844,000       637,416
  Indah Kiat Pulp & Paper Corp. ..................      2,665,624       472,973
  Indah Kiat Pulp & Paper Corp. Warrants "01"
   (b)............................................          8,510           333
  Indah Kait Pulp & Paper Corp. Warrants "02"
   (b)............................................         62,368         1,703
  Indocement Tunggal Prakarsa.....................      1,503,000       492,338
  Indofood Sukses Makmur..........................        666,715       218,396
  Indosat.........................................      1,082,000     2,008,444
  Inti Indorayon Utama (b)........................      1,418,500       141,979
  Kalbe Farma.....................................        360,000        63,876
  Lippo Bank......................................        888,500        97,015
  London Sumatra Indonesia........................      1,040,000       591,447
  Matahari Putra Prima Tbk........................         60,000         4,914
  Modern Photo Film Co. ..........................        256,000        74,540
  Ramayana Lestari Sentosa........................        333,000       313,608
  Semen Cibinong..................................        743,000        33,803
  Semen Gresik....................................        426,500       250,312

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--------------------------------------------------------------------------------

 December 31, 1997

                                                      SHARES         VALUE
                                                   ------------- -------------

  INDONESIA - (CONTINUED)
  Tambang Timah...................................       745,000  $    799,909
  Telekomunikasi Indonesia........................     7,626,000     4,059,336
  Unilever Indonesia..............................         3,000        16,379
  United Tractors.................................       304,500        36,019
                                                                 -------------
                                                                    17,102,515
                                                                 -------------
  ISRAEL - 3.44%
  Agis Industries Ltd. ...........................        70,800       576,423
  Bank Hapoalim Ltd. .............................       791,800     1,900,374
  Bank Leumi Le-Israel............................       632,000     1,061,254
  Blue Square Chain Investments & Properties Ltd.
   (b)............................................        71,317       681,437
  Clal Industries Ltd. ...........................        80,807       451,618
  Clal Israel Ltd. ...............................     1,970,353       584,856
  Dead Sea Bromine................................           700         6,214
  ECI Telecommunications Ltd. ....................        11,600       295,800
  Formula Systems (1985) Ltd. (b).................        27,600       849,675
  IDB Development Corp. Ltd. .....................        13,410       324,503
  Industrial Buildings Corp. Warrants (b).........        25,448         3,108
  Israel Chemicals Ltd. ..........................       719,000       973,599
  Koor Industries Ltd. ...........................         9,635     1,067,711
  Makhteshim Chemical Works Ltd. (b)..............        76,164       551,195
  Nice Systems Ltd. ADR (b,c).....................        20,000       840,000
  Orbotech Ltd. (b)...............................        14,000       447,125
  Supersol Ltd. ..................................        77,980       221,106
  Supersol Ltd. ADR (c)...........................        51,700       727,031
  Tadiran Ltd. ...................................        29,077     1,037,349
  Teva Pharmaceutical Industries Ltd. ............        62,480     2,963,799
                                                                 -------------
                                                                    15,564,177
                                                                 -------------
  KAZAKHSTAN - 0.14%
  Peregrine Kazakhstan Fund (b)...................       160,000       640,000
                                                                 -------------
  KOREA - 1.65%
  Dae Duck Electronics Co. .......................         2,000        55,575
  Daeduck Industries..............................         1,780        53,558
  Daehan City Gas Co. ............................         6,000       123,894
  Daewoo Heavy Industries.........................        34,000        97,487
  Housing & Commercial Bank, Korea GDR (c)........        57,041       376,471
  Hyundai Engineering & Construction Co. (b)......         6,656        42,410
  Hyundai Marine & Fire Insurance Co. (b).........         5,000        46,018
  Hyundai Merchant Marine (b).....................         7,000        28,909
  Kookmin Bank....................................        11,392        60,152
  Korea Asia Fund Ltd. IDR (b,c)..................         2,470     1,235,000
  Korea Electric Power Corp. .....................        27,260       252,497
  Korea Europe Fund IDR (b,c).....................           400       300,000
  LG Chemical Ltd. ...............................        13,000        59,823
  LG Construction Ltd. ...........................         8,000        20,484
  LG Information & Communication Ltd. ............         7,160       200,649

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--------------------------------------------------------------------------------

 December 31, 1997

                                                       SHARES         VALUE
                                                    ------------- -------------

  KOREA - (CONTINUED)
  LG Insurance Co., Ltd. ..........................         4,370  $     82,759
  Medison Co., Ltd. ...............................        17,420       573,473
  Mirae Co. .......................................         1,400        98,702
  Nong Shim Co., Ltd. .............................         2,286        38,302
  Pohang Iron & Steel Co., Ltd. ...................        36,770     1,035,547
  S1 Corp. ........................................         1,020       102,301
  Samchully Co. ...................................         5,500        73,982
  Samsung Electronics Co. .........................        13,818       314,610
  Samsung Fire & Marine Insurance..................         7,250       834,071
  Seoul City Gas Co., Ltd. ........................         5,680        87,127
  Sindo Ricoh Co. .................................         6,509       157,445
  SK Telecom Co., Ltd. ............................           880       273,196
  Ssangyong Oil Refining Co., Ltd. ................         9,670        40,905
  Sungmi Telecom Electronics Co. ..................         4,420       125,168
  Sunkyong Industries (b)..........................           180           654
  Youngone Corp. ..................................        70,000       640,118
  Yukong Ltd. .....................................         5,000        39,823
                                                                  -------------
                                                                      7,471,110
                                                                  -------------
  MALAYSIA - 2.59%
  Berjaya Sports Toto Bhd..........................       203,000       518,908
  Hume Industries Bhd..............................       256,000       268,331
  Jaya Tiasa Holdings Bhd..........................       269,000       494,117
  Kentucky Fried Chicken Bhd.......................       115,000       186,127
  Kuala Lumpur Kepong Bhd..........................       381,500       818,375
  Land & General Holdings Bhd......................       427,000        78,983
  Malayan Banking Bhd..............................       225,000       653,179
  Malayan Cement Bhd...............................       327,000       222,620
  Malaysian International Shipping Bhd (Frgn.).....       316,000       462,736
  Malaysian Pacific Industries Bhd.................       122,000       293,051
  Nestle (Malaysia) Bhd............................       154,000       712,139
  New Strait Times Press Bhd.......................       315,000       390,058
  Perusahaan Otomobil Nasional Bhd.................        58,000        56,622
  Petronas Gas Bhd.................................       471,000     1,070,867
  Public Bank Bhd (Frgn.)..........................       750,400       258,326
  Public Bank Bhd Rights (Frgn.) (b)...............       125,066         6,426
  Resorts World Bhd................................       249,000       418,998
  Rothmans of Pall Mall Bhd........................       134,000     1,041,362
  Sime Darby Bhd...................................       936,000       899,330
  Tan Chong Motor Holdings Bhd.....................       217,000        94,772
  Tanjong PLC......................................       216,000       357,919
  Telekom Malaysia Bhd.............................       237,500       701,670
  Tenaga Nasional Bhd..............................       340,000       724,984
  UMW Holdings Bhd.................................       165,000       125,048
  United Engineers Bhd.............................       190,000       158,150
  YTL Corp. Bhd....................................       506,000       682,466
  YTL Power International Bhd (b)..................        16,400        12,598
                                                                  -------------
                                                                     11,708,162
                                                                  -------------

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--------------------------------------------------------------------------------

 December 31, 1997

                                                      SHARES         VALUE
                                                   ------------- -------------

  MEXICO - 7.68%
  Alfa S.A., Series A.............................       238,226  $  1,613,389
  Apasco S.A. ....................................       125,500       860,847
  ARA, S.A. (b)...................................       186,000       904,391
  Carso Global Telecom Series A-1.................       350,276     1,418,570
  Cemex S.A. Series A (b).........................       207,744       941,831
  Cemex S.A. CPO (b)..............................       289,000     1,312,007
  Cifra S.A., Series C............................       180,000       401,885
  Cifra S.A., Series V............................       945,130     2,323,552
  Corporacion GEO, S.A., Series B (b).............       135,000       830,563
  Desc S.A. ADR (c)...............................        20,000       750,000
  Desc S.A., Series B.............................       100,000       947,656
  Desc S.A., Series C.............................       148,330     1,398,298
  El Puerto de Liverpool S.A., Series 1...........        25,000        40,933
  El Puerto de Liverpool S.A., Series C-1.........         1,250         1,752
  Fomento Economico Mexicano S.A., Series B.......       256,011     2,045,039
  Grupo Carso S.A., Series A1.....................       324,276     2,159,963
  Grupo Casa Autrey S.A...........................        98,000       198,139
  Grupo Casa Autrey S.A. ADR (c)..................         9,100       185,981
  Grupo Elektra S.A. de C.V. CPO..................       348,000       613,813
  Grupo Elektra S.A. de C.V. CPO GDR (b,c)........         3,250       114,359
  Grupo Financeiro Banamex Accival S.A., Series B
   (b)............................................       107,000       319,859
  Grupo Financiero Banamex Accival S.A., Series L
   (b)............................................           510         1,316
  Grupo Financiero Bancomer S.A., Series B (b)....     1,120,000       727,958
  Grupo Financiero Inbursa S.A., Series B.........         2,276         9,316
  Grupo Imsa S.A. ADR (c).........................        33,700       794,056
  Hylsamex S.A. Series BCP........................       129,000       768,048
  Kimberly-Clark de Mexico S.A., Series A.........       140,020       663,454
  Kimberly-Clark de Mexico S.A., Series B.........        20,585        97,027
  Organizacion Soriana S.A. ......................       158,000       689,854
  Panamerican Beverages, Inc., Series A...........        25,000       815,625
  TV Azteca, S.A. ADR (b,c).......................        22,000       496,375
  Telefonos de Mexico S.A., Series L..............     2,197,850     6,202,070
  Telefonos de Mexico S.A., Series L ADR (c)......        47,000     2,634,937
  Tubos de Acero de Mexico S.A. (b)...............        67,500     1,431,717
                                                                 -------------
                                                                    34,714,580
                                                                 -------------
  PAKISTAN - 1.33%
  Engro Chemicals Ltd. ...........................       267,000       692,589
  Fauji Fertilizer Co., Ltd. .....................       448,000       857,701
  Pakistan Investment Fund, Inc. (c)..............       335,600     1,636,050
  Pakistan State Oil Co., Ltd. ...................       109,800       934,420
  Pakistan Telecommunications Corp. GDR (c).......        10,500       777,848
  The Hub Power Co., Ltd. GDR (c).................        35,000     1,089,375
                                                                 -------------
                                                                     5,987,983
                                                                 -------------

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--------------------------------------------------------------------------------

 December 31, 1997

                                                       SHARES         VALUE
                                                    ------------- -------------

  PERU - 1.86%
  Cementos Lima S.A. .............................         36,269  $    790,041
  Cerveceria Backus & Johnston S.A., T Shares.....      1,228,353     1,126,516
  Cia de Minas Buenaventura S.A., A Shares........         34,836       258,778
  Cia de Minas Buenaventura S.A., Trabajo Shares..         90,978       540,995
  Credicorp Ltd. (c)..............................         87,207     1,569,726
  Ferreyros S.A. .................................         64,692        68,347
  Ferreyros S.A., 144A ADR (c)....................          9,732       205,638
  Telefonica del Peru S.A. ADR (c)................         84,300     1,965,244
  Telefonica del Peru S.A., B Shares..............        844,115     1,885,789
                                                                  -------------
                                                                      8,411,074
                                                                  -------------
  PHILIPPINES - 3.98%
  Ayala Corp. Class B.............................      4,509,875     1,780,214
  Ayala Land, Inc., Class B.......................      2,352,250       943,258
  Belle Corp. (b).................................     12,070,000       471,910
  Belle Corp. Warrants "00" (b)...................        818,800         1,283
  Benpres Holdings Corp. GDR (b,c)................        485,660     1,456,980
  DMCI Holdings, Inc. (b).........................     11,360,000       341,654
  Digital Telecommunications Phils., Inc.
   (Digitel) (b)..................................      1,513,000        55,363
  Filivest Land Inc. (b)..........................      6,753,000       270,797
  International Container Terminal Services, Inc.
   (b)............................................      3,027,000       379,323
  JG Summit Holdings, Inc., Class B...............      1,000,000        82,707
  Manila Electric Co., Class B....................        641,465     2,154,293
  Metropolitan Bank & Trust Co. ..................        157,718     1,077,149
  Petron Corp. ...................................      7,173,600       602,295
  Phillippine Long Distance Telephone Co. ........        244,100     5,383,659
  Robinson's Land Corp., Series B (b).............      2,651,000        91,689
  San Miguel Corp., Class B.......................      1,306,508     1,620,856
  SM Prime Holdings, Inc. ........................      8,353,400     1,256,150
                                                                  -------------
                                                                     17,969,580
                                                                  -------------
  POLAND - 2.06%
  Agros Holdings S.A., Class C (b)................         20,460       423,711
  Amica Wronki S.A. (b)...........................         21,900       372,766
  Bank Inicjatyw Gospodarczych S.A. ..............        624,000       610,723
  Bank Rozwoju Eksportu S.A. .....................         37,000       766,241
  Bank Slaski S.A. ...............................         19,550     1,081,489
  DROSED S.A. (b).................................         22,013       293,507
  Elektrim Spolka Akcyjna S.A. ...................         98,000       948,028
  Exbud S.A. (b)..................................         22,500       210,638
  Przedsiebiorstwo Farmaceutyczne JELFA S.A. (b)..         14,200       314,213
  Mostostal-Export S.A. ..........................         55,000       138,865
  Polifarb Cieszyn-Wroclaw S.A. (b)...............        175,000       829,078
  Prokom Software S.A. GDR (b,c)..................         53,700       575,933
  Sokolowskie Zaklady Miesne S.A. ................        300,000       365,958
  Stomil Olsztyn S.A. ............................         97,000       742,979
  Wielkopolski Bank Kredytowy S.A. ...............        135,753       681,653

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                      SHARES         VALUE
                                                   ------------- -------------

  POLAND - (CONTINUED)
  Zaklady Celulozy i Papieru w Swieciu S.A. (b)...        57,880  $    290,631
  Zaclady Metali Lekkich Kety (b).................        12,100       185,362
  Zaklady Piwowarskie w Zywcu S.A. ...............         2,300       193,135
  Zaklady Przemyslu Cukierniczego Jutrzenka
   S.A. ..........................................        16,200       298,723
                                                                 -------------
                                                                     9,323,633
                                                                 -------------
  PORTUGAL - 3.51%
  BPI-SGPS, S.A. .................................        16,000       389,448
  Banco Comercial Portugues S.A. .................        21,720       444,678
  Banco Espirito Santo e Comercial de Lisboa
   S.A. ..........................................        79,100     2,356,436
  Banco Totta & Acores S.A. ......................        25,354       498,392
  Brisa-Auto Estradas de Portugal, S.A. (b).......        28,000     1,004,101
  Cimentos de Portugal S.A. ......................        37,050       972,147
  CIN-Corparacao Industrial do Norte, S.A. .......         7,000       441,284
  EDP Electricidade de Portugal S.A. .............        37,000       701,360
  EDP Electricidade de Portugal S.A. ADR (b,c)....        10,000       387,500
  Engil-SGPS......................................        23,500       229,695
  INAPA-Investimentos Participacoes e Gestao,
   S.A. ..........................................        33,000       385,912
  Jeronimo Martins, SGPS, S.A. ...................        25,200       800,479
  Mota e Companhia, S.A. .........................        13,000       206,473
  Mundicenter-Sociedade Imobiliaria, S.A. ........        28,000       334,446
  Portugal Telecom S.A. ..........................        50,400     2,341,126
  Semapa-Sociedade de Investimento e Gestao, SGPS
   S.A. ..........................................        45,000     1,097,770
  Somague-SGPS S.A. ..............................        96,501     1,012,512
  Sonae Imobiliaria S.A. (b)......................        40,000       485,396
  Sonae Investimentos-SGPS S.A. ..................        17,500       708,567
  Telecel Commincacaoes Pessoais S.A. (b).........        10,000     1,066,630
                                                                 -------------
                                                                    15,864,352
                                                                 -------------
  ROMANIA - 0.41%
  Romanian Investment Fund (b,c)..................         1,950     1,866,091
                                                                 -------------
  RUSSIA - 2.19%
  Firebird Republics Fund (b,c)...................        10,288     2,020,000
  Framlington Russia Investment Fund (b)..........         9,721        80,198
  Gazprom ADR (c).................................        18,000       434,250
  Gorkovsky Auto Plant (b)........................         2,000       212,000
  Kirowsky Tire (b,c).............................         5,000       325,000
  Krasny Oktyabr (RED October) RDC (b,c)..........             3       285,000
  Lukoil Holding Co. (c)..........................         4,000        92,080
  Lukoil Holding Co. ADR (c)......................        22,000     2,020,150
  Mosenergo ADR (c)...............................        11,000       411,400
  Nizhny Novgorod Sviazinform RDC (b,c)...........             1        90,000
  Norilsk Nickel (b,c)............................        60,000       375,000
  Regent Red Tiger Investment Fund (b,c)..........        20,000       878,200
  Rostelcom Preferred (b,c).......................       172,000       387,000
  Surgutneftegaz Preferred ADR (c)................        50,000       500,000
  Trade House GUM ADR (c).........................        25,000       137,885

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                       SHARES         VALUE
                                                    ------------- -------------

  RUSSIA - (CONTINUED)
  Unified Energy Systems GDR (b,c).................        19,100  $    582,550
  Vimpel-Communications ADR (b,c)..................        26,200       933,375
  Yuganskneftegaz (b,c)............................        10,000       147,500
                                                                  -------------
                                                                      9,911,588
                                                                  -------------
  SOUTH AFRICA - 5.17%
  Amalgamated Banks of South Africa................       264,515     1,521,919
  Anglo American Corp. of South Africa, Ltd. ......        37,550     1,515,426
  Anglo American Industrial Corp., Ltd. ...........        25,307       611,549
  Anglovaal Ltd., N Shares.........................        37,268       412,004
  Barlow Ltd. .....................................       136,100     1,155,025
  De Beers Centenary AG............................        62,433     1,270,085
  Dimension Data Holdings Ltd. ....................       309,600     1,335,991
  Energy Africa Ltd. (b)...........................        66,000       349,224
  Fedsure Holdings Ltd. ...........................       113,700     1,399,492
  Gencor Ltd. .....................................        12,400        20,512
  Impala Platinum Holdings Ltd. ...................        73,822       705,378
  Investec Bank Ltd. ..............................        20,600       792,422
  Johannesburg Consolidated........................        73,100       778,091
  Liberty Life Association of Africa Ltd. .........        90,000     2,311,723
  Metro Cash & Carry Ltd. .........................       499,900       436,571
  Nedcor Ltd. .....................................       100,768     2,236,298
  Pick 'n Pay Stores Ltd. .........................       253,300       369,032
  Pick 'n Pay Stores Ltd., N Shares................        75,800       102,801
  Rembrandt Group Ltd. ............................       228,619     1,667,723
  SA Iron & Steel Industries Corp. ................     1,098,061       324,917
  Samancor Ltd. ...................................        60,000       274,324
  Sappi Ltd. ......................................        64,749       325,974
  Sasol Ltd. ......................................       177,312     1,854,553
  South African Breweries Ltd. ....................        58,200     1,435,118
  Tiger Oats Ltd. .................................         7,000        96,661
  Woolworths Holdings Ltd. (b).....................        46,440        64,700
                                                                  -------------
                                                                     23,367,513
                                                                  -------------
  TAIWAN - 0.06%
  Taiwan Fund, Inc. (c)............................        17,700       292,050
                                                                  -------------
  THAILAND - 2.37%
  Advanced Info Service Public Co., Ltd. ..........        35,000       168,640
  Advanced Info Service Public Co., Ltd. (Frgn.)...       140,800       672,565
  Bangkok Bank Public Co., Ltd. ...................       208,600       519,875
  Bangkok Expressway Public Co., Ltd. (b)..........       882,000       490,000
  Banpu Public Co., Ltd. ..........................        50,700       203,221
  BEC World Public Co., Ltd. ......................        60,700       242,044
  BEC World Public Co., Ltd. (Frgn.) (b)...........       164,300       655,153
  Delta Electronics Public Co., Ltd. ..............         9,500        78,920
  Delta Electronics Public Co., Ltd. (Frgn.) (b)...        15,500       128,764
  Electricity Generating Public Co., Ltd. .........       657,000     1,228,037

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                       SHARES         VALUE
                                                    ------------- -------------

  THAILAND - (CONTINUED)
  Grammy Entertainment Public Co., Ltd. ..........          3,000  $     13,084
  Grammy Entertainment Public Co., Ltd. (Frgn.)...         40,000       174,455
  K.R. Precision Public Co., Ltd. ................         40,700       153,840
  KCE Electronics Public Co., Ltd. ...............         50,000       132,918
  KCE Electronics Public Co., Ltd. (Frgn.)........         37,300        99,157
  Lanna Lignite Public Co., Ltd. .................         60,000       122,118
  PTT Exploration & Production Public Co., Ltd. ..        175,800     2,022,704
  Ruam Pattana Fund II (b)........................     15,000,000     1,526,480
  Saha-Union Public Co., Ltd. ....................        290,500       167,422
  Shinawatra Satellite Public Co., Ltd. (Frgn.)...        551,100        45,782
  Siam Cement Public Co., Ltd. ...................         37,500       295,950
  Siam Makro Public Co., Ltd. ....................         45,300        54,097
  Siam Makro Public Co., Ltd. (Frgn.).............        234,700       280,275
  Thai Farmers Bank Public Co., Ltd. (Frgn.)......        382,000       694,185
  Thai Petrochemical Industry Public Co., Ltd. ...         95,725         9,145
  The Cogeneration Public Co., Ltd. (Frgn.).......        422,800       250,255
  TelecomAsia Corp. (Frgn.) (b)...................        573,000       109,483
  Tipco Asphalt Public Co., Ltd. .................         35,000        26,895
  Tipco Asphalt Public Co., Ltd. (Frgn.)..........         69,000        53,022
  Total Access Communication Public Co., Ltd. ....        210,000        71,400
                                                                  -------------
                                                                     10,689,886
                                                                  -------------
  TURKEY - 2.04%
  Adana Cimento Sanayii, Class A..................      5,360,000       452,867
  Akbank T.A.S....................................      6,600,000       581,533
  Aksigorta A.S. .................................      6,500,000       415,812
  Alarko GayrimenKul Yatrium Ortakligi A.S. (b)...     12,400,000       335,256
  Alarko Holding A.S. ............................      3,400,000       730,477
  Arcelik A.S. ...................................      5,445,000       512,625
  Demirbank T.A.S. ...............................        728,000        22,143
  Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.
   (b)............................................     11,500,000       521,907
  Eczacibasi Yatrim Holding (b)...................     10,268,000       302,401
  Enka Holding Yatirim A.S. ......................        538,000       311,696
  Eregli Demir Ve Celik Fabrikalari T.A.S. .......      1,500,000       231,744
  Guney Biracilik ve Malt Sanayii A.S. ...........      3,560,000       232,034
  Kordsa Kord Bezi Sanayi.........................      7,000,000       608,328
  Migros Turk T.A.S. .............................        659,000       596,560
  Netas-Northern Elektrik Telekomunikasyon A.S.
   (b)............................................      1,210,000       438,141
  Olmuska Mukavva Sanayi Ve Ticaret A.S. (b)......      3,940,000       171,201
  Trakya Cam Sanayii A.S. ........................      8,996,408       521,216
  Turk Siemens Kablo Ve Elektrik Sanayii A.S. ....      4,118,000       308,167
  Turk Sise Ve Cam Fabrikalari A.S. ..............      5,000,000       368,135
  Turkiye Garanti Bankasi A.S. ...................      8,015,776       396,677
  Yapi Ve Kredi Bankasi A.S. .....................     28,583,000     1,090,190
                                                                  -------------
                                                                      9,149,110
                                                                  -------------

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                   SHARES             VALUE
                                            --------------------- -------------

  UKRAINE - 0.11%
  Ukraine Investment Fund (b,c)...........                 50,000  $    506,500
                                                                  -------------
  UNITED STATES - 0.58%
  Societe Generale Arab Fund (b,c)........                 16,000     1,616,000
  Societe Generale Ladenburg Thalmann
   (b,c)..................................                 10,000     1,000,600
                                                                  -------------
                                                                      2,616,600
                                                                  -------------
  VENEZUELA - 0.80%
  Ceramica Carabobo, Class B ADR (c)......                311,770       247,296
  Cia Anonima Nacional Telefonos de Vene-
   zuela ADR (c)..........................                 50,300     2,093,738
  Mavesa, S.A. ADR (c)....................                 38,000       242,250
  Mercantil Services ADR (b,c)............                 20,000       315,000
  Siderurgica Venezolana Sivensa S.A.C.A.
   ADR (c)................................                172,000       719,665
                                                                  -------------
                                                                      3,617,949
                                                                  -------------
  TOTAL EQUITIES (COST $420,248,484)......                          354,722,274
                                                                  -------------
                                                    FACE
                                                    VALUE
                                            ---------------------
  BONDS - 1.71%
  CONVERTIBLE BOND - 0.02%
  CHINA - 0.02%
  Qingling Motors Co. Series 144A,
   3.500%, due 01/22/02 (c)...............  $             100,000        94,500
                                                                  -------------
  NON-U.S. GOVERNMENT BOND - 1.69%
  POLAND - 1.69%
  Government of Poland, 12.000%, due
   02/12/03...............................  PLN        37,000,000     7,614,023
                                                                  -------------
  TOTAL BONDS (COST $7,897,717) ..........                            7,708,523
                                                                  -------------
  SHORT-TERM INVESTMENTS - 21.63%
  NON-U.S. GOVERNMENT OBLIGATION - 1.00%
  TURKEY
  Turkish Treasury Bill 114.492%, due
   06/04/98...............................  TRL 1,360,000,000,000     4,546,385
                                                                  -------------
  U.S. COMMERCIAL PAPER - 19.34%
  American Stores Co., 5.950%, due
   03/23/98...............................  $           2,500,000     2,467,778
  Bausch & Lomb Inc.
   8.000%, due 01/02/98...................                518,000       517,885
   6.750%, due 01/05/98...................              8,000,000     7,994,000
  Case Credit Corp.
   6.000%, due 01/13/98...................              2,500,000     2,495,000
   6.000%, due 01/23/98...................              2,000,000     1,992,667
   6.030%, due 03/10/98...................              1,000,000       989,150
   6.020%, due 03/12/98...................              2,000,000     1,977,652
   6.050%, due 03/13/98...................              2,000,000     1,977,328
  Crown Cork & Seal Co., Inc., 6.050%, due
   01/28/98...............................              1,480,000     1,473,285
  Eastman Chemical Co., 6.750%, due
   01/08/98...............................              3,250,000     3,245,734
  General American Transportation Corp.,
   7.000%, due 01/16/98...................              2,500,000     2,492,708
  GATX Capital Corp., 6.250%, due
   01/22/98...............................              4,000,000     3,985,417

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                       FACE
                                                       VALUE         VALUE
                                                   ------------- -------------

  U.S. COMMERCIAL PAPER - (CONTINUED)
  GTE Corp.
   6.100%, due 02/20/98..........................  $   1,000,000  $    991,528
   6.120%, due 02/20/98..........................      2,491,000     2,469,827
   6.050%, due 02/23/98..........................      3,000,000     2,973,279
   6.050%, due 02/27/98..........................      1,000,000       990,421
   6.020%, due 03/02/98..........................      2,500,000     2,475,949
  Marriot Corp.
   5.970%, due 01/28/98..........................      5,000,000     4,977,613
   5.990%, due 02/06/98..........................      3,000,000     2,982,030
   6.050%, due 02/09/98..........................      2,000,000     1,986,892
  Nabisco Inc., 6.120%, due 01/16/98.............      5,000,000     4,987,250
  Norfolk Southern Corp., 6.100%, due 01/21/98...      5,000,000     4,983,056
  Occidental Petroleum Corp., 6.000%, due
   01/16/98......................................      3,000,000     2,992,500
  Safeway Inc.
   6.700%, due 01/02/98..........................      5,000,000     4,999,070
   5.920%, due 01/22/98..........................      5,000,000     4,982,734
  Tenneco, Inc., 6.250%, due 01/22/98............      3,000,000     2,989,063
  Texas Utilities Co., 6.120%, due 01/09/98......      5,000,000     4,993,200
  U.S. West Capital Funding Corp., 6.100%, due
   01/23/98......................................      3,000,000     2,988,817
  Whirpool Corp., 6.750%, due 01/05/98...........      2,000,000     1,998,500
                                                                 -------------
                                                                    87,370,333
                                                                 -------------
  NON-U.S. RUSSIAN TREASURY BILL - 1.29%
  Cargill Russian GKO 17.750%, due 06/19/98......      6,296,416     5,825,100
                                                                 -------------
  TOTAL SHORT TERM INVESTMENTS (COST
   $100,982,473).................................                   97,741,818
                                                                 -------------
  TOTAL INVESTMENTS (COST $529,128,674) - 101.84%
   (A)...........................................                  460,172,615
                                                                 -------------
  LIABILITIES, LESS CASH AND OTHER ASSETS -
    (1.84%)......................................                   (8,299,277)
                                                                 -------------
  NET ASSETS - 100%..............................                 $451,873,338
                                                                 =============


               See accompanying notes to schedule of investments.

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------


 December 31, 1997
 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $529,128,674; and net unrealized depreciation consisted of:

         Gross unrealized appreciation...........  $ 17,874,603
         Gross unrealized depreciation...........   (86,830,662)
                                                  -------------
             Net unrealized depreciation.........  $(68,956,059)
                                                  =============

 (b) Non-income producing security
 (c) Denominated in U.S. Dollars.
 (d) Denominated in Hong Kong Dollars.
 ADR: American Depositary Receipt
 GDR: Global Depositary Receipt
 GKO: Russian Government Short-Term Obligations
 PLN: Polish Zloty
 TRL: Turkish Lira
 RDC: Russian Depositary Certificates
 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997 the value of these securities amounted to $300,138 or 0.07% of net assets.

 EQUITY SWAP CONTRACTS (NOTE 4)
 The Brinson Emerging Markets Equity Fund has entered into equity swap contracts as of December 31, 1997. These swaps serve to reduce the Fund's exposure to short-term investments, as a percentage of net assets, from 21.63% to 4.56% and increase the Fund's exposure to various countries. The following reflects the open swap positions as of December 31, 1997, aggregated by country exposure:

                                                      NET UNREALIZED
   NOTIONAL AMOUNTS     MATURITY DATES     COUNTRY     GAIN/(LOSS)      EXPOSURE
   ----------------    -----------------   --------   --------------    --------
      $ 2,665,531          08/17/98        Hungary     $    467,799       0.69%
       12,310,012      01/12/98-11/16/98   Korea         (5,926,106)      1.41%
       11,937,706      04/15/98-11/14/98   Malaysia      (4,938,936)      1.55%
        1,000,000          09/24/98        Mexico           (23,239)      0.22%
        8,737,839      09/25/98-12/12/98   Poland          (862,962)      1.74%
       22,869,829      01/15/98-11/16/98   Taiwan        (1,611,131)      4.71%
        8,382,772      06/11/98-11/14/98   Thailand      (4,016,757)      0.97%
        9,232,117      03/16/98-06/15/98   Turkey         1,889,405       2.46%
     ------------                                     -------------      ------
      $77,135,806                                      $(15,021,927)     13.75%
     ============                                     =============      ======

                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS:
 Investments, at value (Cost $529,128,674) (Note 1)...............  $460,172,615
 Cash.............................................................     5,584,365
 Foreign currency, at value (Cost $3,056,591).....................     3,047,285
 Receivables:
  Dividends.......................................................       681,642
  Interest........................................................       276,258
  Net unrealized appreciation on equity swap contracts (Note 4)...       108,470
 Other assets.....................................................       259,380
                                                                   -------------
    TOTAL ASSETS..................................................   470,130,015
                                                                   -------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................     3,066,664
  Net unrealized depreciation on equity swap contracts (Note 4)...    15,130,397
 Accrued expenses.................................................        59,616
                                                                   -------------
    TOTAL LIABILITIES.............................................    18,256,677
                                                                   -------------
NET ASSETS:
 Applicable to 49,312,343 shares; no par value, unlimited shares authorized......................................................  $451,873,338
                                                                   =============
 Net asset value per share ($451,873,338 / 49,312,343 shares).....  $     9.1635
                                                                   =============
 Maximum offering price per share (net asset value, plus 1.52% of
  net asset value, or 1.50% of offering price) (Note 8)...........  $     9.3030
                                                                   =============
 Redemption price per share (net asset value, less 1.50% of net
  asset value or 1.52% of redemption value) (Note 8)..............  $     9.0260
                                                                   =============
NET ASSETS CONSIST OF:
 Paid in capital..................................................  $534,407,672
 Accumulated net investment income................................    13,362,870
 Accumulated net realized loss....................................   (11,866,490)
 Net unrealized depreciation......................................   (84,030,714)
                                                                   -------------
    NET ASSETS....................................................  $451,873,338
                                                                   =============

                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
 Dividends (net of $520,098 for foreign taxes withheld).........  $  5,368,853
 Interest.......................................................     3,947,095
                                                                 -------------
    TOTAL INCOME................................................     9,315,948
                                                                 -------------

EXPENSES:
 Custodian......................................................       603,381
 Administration.................................................       193,273
 Professional...................................................        80,131
 Other..........................................................        73,319
                                                                 -------------
    TOTAL EXPENSES..............................................       950,104
                                                                 -------------
    NET INVESTMENT INCOME.......................................     8,365,844
                                                                 -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments...................................................   (10,517,867)
  Equity swap contracts.........................................     2,718,303
  Foreign currency transactions.................................    (1,683,698)
                                                                 -------------
   Net realized loss............................................    (9,483,262)
                                                                 -------------
 Change in net unrealized appreciation or depreciation on:
  Investments, equity swap contracts and foreign currency.......   (85,729,084)
  Translation of other assets and liabilities denominated in
   foreign currency.............................................       (50,585)
                                                                 -------------
   Change in net unrealized appreciation or depreciation........   (85,779,669)
                                                                 -------------
 Net realized and unrealized loss...............................   (95,262,931)
                                                                 -------------
 Net decrease in net assets resulting from operations...........  $(86,897,087)
                                                                 =============

                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                               YEAR ENDED        YEAR ENDED
                                            DECEMBER 31, 1997 DECEMBER 31, 1996
                                            ----------------- -----------------
OPERATIONS:
 Net investment income.....................    $  8,365,844      $  4,002,337
 Net realized loss.........................      (9,483,262)       (1,482,828)
 Change in net unrealized appreciation
  or depreciation..........................     (85,779,669)        5,411,782
                                              -------------     -------------
 Net increase (decrease) in net assets re-
  sulting from operations..................     (86,897,087)        7,931,291
                                              -------------     -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold (Note 8)......................     366,188,354       130,419,803
 Shares redeemed...........................      (6,756,104)      (49,141,891)
                                              -------------     -------------
 Net increase in net assets resulting from
  capital share transactions (a)...........     359,432,250        81,277,912
                                              -------------     -------------
    TOTAL INCREASE IN NET ASSETS...........     272,535,163        89,209,203

NET ASSETS:
 Beginning of year.........................     179,338,175        90,128,972
                                              -------------     -------------
 End of year (including accumulated net
  investment income of $13,362,870 and
  $4,997,026, respectively)................    $451,873,338      $179,338,175
                                              =============     =============
(a)A summary of capital share transactions
 follows:
                                                 SHARES            SHARES
                                              -------------     -------------
  Shares sold..............................      32,314,985        12,742,970
  Shares redeemed..........................        (608,644)       (4,811,226)
                                              -------------     -------------
   Net increase in shares outstanding......      31,706,341         7,931,744
                                              =============     =============

                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                   YEAR ENDED DECEMBER 31,
                                   --------------------------    PERIOD ENDED
                                      1997           1996     DECEMBER 31, 1995*
                                   -----------    ----------- ------------------
Net asset value, beginning of pe-
 riod............................  $   10.1862    $    9.3164      $10.0000
                                   -----------    -----------      --------
Income from investment
 operations:
 Net investment income...........       0.2561***      0.1810        0.1028
 Net realized and unrealized gain
  (loss).........................      (1.2788)        0.6888       (0.7864)
                                   -----------    -----------      --------
  Total income (loss) from
   investment operations.........      (1.0227)        0.8698       (0.6836)
                                   -----------    -----------      --------
Net asset value, end of period...  $    9.1635    $   10.1862      $ 9.3164
                                   ===========    ===========      ========
Total return (non-annualized)....     (10.04)%          9.34%       (6.84)%
Ratios/Supplemental data
 Net assets, end of period (in
  000s)..........................  $   451,873    $   179,338      $ 90,129
 Ratio of expenses to average net
  assets.........................        0.28%          0.46%         0.50%**
 Ratio of net investment income
  to average net assets..........        2.44%          3.42%         3.86%**
 Portfolio turnover rate.........          62%            25%            2%
 Average commission rate paid per
  share..........................  $    0.0027    $    0.0016      $ 0.0016

*    The Fund commenced operations June 30, 1995
**   Annualized
*** The net investment income per share data was determined by using average shares outstanding during the period.


                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND
--------------------------------------------------------------------------------

The Brinson Short-Term Fund provides an effective means for short-term investment of assets designed for near-term disbursement or set aside as future buying reserves. Investment emphasis with the Fund is on high quality, short-term money market instruments with a high degree of marketability and liquidity. Our investment staff is guided by two basic objectives when investing the Fund's assets. The first is to provide for safety of principal, and the second is to earn a rate of return that is competitive with alternative short-term investment vehicles.

Since its inception on June 30, 1996, the Brinson Short-Term Fund has provided an annualized return of 6.01% compared to the benchmark British Bank Association 30-Day LIBOR (LIBOR) which returned 5.82% over the same period. In 1997, the Fund returned 5.92% which exceeded the 5.87% LIBOR return by 5 basis points.

U.S. short-term interest rates were unusually stable during 1997, consistent with the stable underlying performance of the real economy and the continued decline in inflation. Federal Reserve interest rate policy changed only once during the year when the overnight funds target was increased from 5.25% to 5.50% in March. The one month LIBOR began the year at 5.50% and rose in parallel with the 25 basis point increase in the overnight funds target.

The Brinson Short-Term Fund derives its investment performance record from an investment process which emphasizes portfolio maturity structure, credit risk management, sector and issue selection and competitive execution. The Fund does not utilize derivative securities with leveraged structures or other high risk devices to enhance yield at the risk of safety of principal.

 BRINSON SHORT-TERM FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                       FACE
                                                      AMOUNT        VALUE
                                                   ------------ -------------

  SHORT-TERM INVESTMENTS - 1,172.51%
  COMMERCIAL PAPER - 1,172.51%
  ITT Industries Inc., 6.250%, due 01/06/98....... $  4,102,000  $  4,098,439
  Marriott Corp., 5.840%, due 01/30/98............   10,000,000     9,952,956
  Nabisco Inc., 6.750%, due 01/05/98..............    5,155,000     5,151,134
  Peco Energy Co., 6.430%, due 01/02/98...........   20,000,000    19,996,428
  Raytheon Co., 6.500%, due 01/02/98..............   20,000,000    19,996,388
  Safeway Inc., 6.700%, due 01/02/98..............    7,597,000     7,595,586
                                                                -------------
  TOTAL INVESTMENTS (COST $66,790,931) -
   1,172.51%......................................                 66,790,931
                                                                -------------
  LIABILITIES, LESS CASH AND OTHER ASSETS -
   (1,072.51%)....................................                (61,094,533)
                                                                -------------
  NET ASSETS - 100%...............................               $  5,696,398
                                                                =============

                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS:
 Investments, at value (Cost $66,790,931) (Note 1)...............  $66,790,931
 Cash............................................................        1,503
 Due from Advisor (Note 2).......................................       21,316
                                                                  ------------
    TOTAL ASSETS.................................................   66,813,750
                                                                  ------------
LIABILITIES:
 Payables:
  Fund shares redeemed...........................................   61,105,012
  Accrued expenses...............................................       12,340
                                                                  ------------
    TOTAL LIABILITIES............................................   61,117,352
                                                                  ------------
NET ASSETS:
 Applicable to 521,838 shares; no par value; unlimited shares au-
  thorized.......................................................  $ 5,696,398
                                                                  ============
 Net asset value, offering and redemption price per share
  ($5,696,398 / 521,838 shares)..................................  $   10.9160
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital.................................................  $ 2,049,820
 Accumulated net investment income...............................    3,648,319
 Accumulated net realized loss...................................       (1,741)
                                                                  ------------
    NET ASSETS...................................................  $ 5,696,398
                                                                  ============

                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
 Interest..........................................................  $3,113,519
                                                                    -----------
    TOTAL INCOME...................................................   3,113,519
                                                                    -----------
EXPENSES:
 Accounting........................................................      21,027
 Professional......................................................      11,404
 Transfer agent....................................................       9,187
 Administration....................................................       3,552
 Custodian.........................................................       3,527
 Other.............................................................       3,788
                                                                    -----------
    TOTAL EXPENSES.................................................      52,485
    Expenses reimbursed by Advisor (Note 2)........................     (26,044)
                                                                    -----------
    NET EXPENSES...................................................      26,441
                                                                    -----------
    NET INVESTMENT INCOME..........................................   3,087,078
                                                                    -----------
NET REALIZED LOSS:
 Net realized loss.................................................      (1,639)
                                                                    -----------
 Net increase in net assets resulting from operations..............  $3,085,439
                                                                    ===========

                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                               YEAR ENDED        PERIOD ENDED
                                            DECEMBER 31, 1997 DECEMBER 31, 1996*
                                            ----------------- ------------------
OPERATIONS:
 Net investment income.....................   $   3,087,078      $     561,241
 Net realized loss.........................          (1,639)              (102)
                                             --------------     --------------
 Net increase in net assets resulting from
  operations...............................       3,085,439            561,139
                                             --------------     --------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...............................     173,988,092         38,354,747
 Shares redeemed...........................    (193,084,500)       (17,218,519)
                                             --------------     --------------
 Net increase (decrease) in net assets re-
  sulting from capital share transactions
  (a)......................................     (19,096,408)        21,136,228
                                             --------------     --------------
    TOTAL INCREASE (DECREASE) IN NET
     ASSETS................................     (16,010,969)        21,697,367
NET ASSETS:
 Beginning of period.......................      21,707,367             10,000
                                             --------------     --------------
 End of period (including accumulated net
  investment income of $3,648,319 and
  $561,241, respectively)..................   $   5,696,398      $  21,707,367
                                             ==============     ==============

(a)A summary of capital share transactions follows:

                                                 SHARES             SHARES
                                             --------------     --------------
  Shares sold..............................      16,246,918          3,789,397
  Shares redeemed..........................     (17,831,378)        (1,684,099)
                                             --------------     --------------
   Net increase (decrease) in shares out-
    standing...............................      (1,584,460)         2,105,298
                                             ==============     ==============

* The Fund commenced operations June 28, 1996.


              See accompanying notes to the financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                              YEAR ENDED        PERIOD ENDED
                                           DECEMBER 31, 1997 DECEMBER 31, 1996*
                                           ----------------- ------------------
Net asset value, beginning of period......      $10.3059          $10.0000
                                               ---------         ---------
Income from investment operations:
 Net investment income....................        0.7642***         0.3060***
 Net realized loss........................       (0.1541)          (0.0001)
                                               ---------         ---------
  Total income from investment opera-
   tions..................................        0.6101            0.3059
                                               ---------         ---------
Net asset value, end of period............      $10.9160          $10.3059
                                               =========         =========
Total return (non-annualized).............         5.92%             3.06%
Ratios/Supplemental data
 Net assets, end of period (in 000s)......        $5,696           $21,707
 Ratio of expenses to average net assets:
  Before expense reimbursement............         0.10%             0.94%**
  After expense reimbursement.............         0.05%             0.05%**
 Ratio of net investment income to average
  net assets:
  Before expense reimbursement............         5.80%             4.84%**
  After expense reimbursement.............         5.85%             5.73%**

*    The Fund commenced operations June 28, 1996.
**   Annualized
*** The net investment income per share data was determined by using average shares outstanding during the period.


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

The Brinson High Yield Fund is an actively managed portfolio that invests primarily in the below-investment grade U.S. dollar-denominated fixed income market. This can be an attractive asset class for those who wish to take advantage of the higher expected returns in the higher risk segments of the fixed income market. Diversification and intensive credit analysis are emphasized as a means of managing overall risk.

The Brinson High Yield Fund has provided an annualized total return of 13.30% since its performance inception on April 30, 1995, versus 13.10% for its benchmark, the First Boston High Yield Bond Index. In 1997, the Brinson High Yield Fund achieved a total return of 13.37%, exceeding the benchmark return of 12.63%. This relative performance advantage was due to good individual credit selection and our focus on the middle quality tier of the market.

During 1997, the best performing quality tier of the index was the middle tier which gained 14.14%. Our overweight throughout the year in the middle tier benefited performance. The lower tier was the laggard with a 4.45% total return, due largely to the poor performance of defaulted securities. Our overweight of the lower tier detracted from performance, but only marginally because the Fund has a 0% weight in defaulted securities. The upper tier gained 11.13% and not-rated securities achieved a total return of 12.96%. We believe that with currently compressed yield spreads the upper tier can offer potentially attractive total return opportunities and that the lower tier has special credit situations where extensive due diligence will be rewarded.

The best performing industries in 1997 were conglomerates, communications and media. Our underweights in communications and media detracted from performance. The worst performing industries were supermarkets/drug stores, financial and consumer manufacturing. Our underweights of supermarkets and financial bonds benefited performance, but our overweight in consumer manufacturing reduced our returns. Our largest industry overweights are a function of our bottom-up credit selection process. Our largest industry underweights generally reflect weak fundamental outlooks or poor risk/reward tradeoffs within the sector and include communications, energy and gaming.

We purchased 29 new credits for the Fund in 1997. We sold, redeemed or tendered 41 issues. The Fund holds approximately 50 credits. During 1997, nearly 70% of the new credits added to the Fund were bought in the new issue market. Included in the new additions were several emerging market credits. Our benchmark maintains a 7.4% weight in emerging market corporates and a 7.7% weight in non-U.S./non-emerging market corporates. The Fund is well diversified by industry, quality, coupon, maturity and security type.

The new issue market shattered all previous records with $126.0 billion of issuance and approximately 700 issues in 1997. Of this amount, 79.8% were completed as 144A issues. Mutual funds and the dramatic increase in high yield collateralized bond obligations (CBO's) were the primary drivers of demand. Despite the strong performance of high yield bonds, average spreads to Treasuries widened from 355 to 386 basis points. The average yield of the index declined from 9.71% to 9.58%. Defaults rose modestly to a 1.81% annual rate. The current economic climate remains favorable for high yield bonds, pending the outcome of the Asian crisis. Demand/supply fundamentals are positive, but could change if high yield mutual fund outflows were spurred by an equity market correction.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

TOTAL RETURN

                                    6 MONTHS   1 YEAR   ANNUALIZED
                                     ENDED     ENDED     04/30/95*
                                    12/31/97  12/31/97  TO 12/31/97
--------------------------------------------------------------------
Brinson High Yield Fund                 6.49%    13.37%       13.30%
--------------------------------------------------------------------
First Boston High Yield Bond Index      6.40%    12.63%       13.10%
--------------------------------------------------------------------

*Performance inception date of the Brinson High Yield Fund.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson High Yield Fund and the First Boston High Yield Bond Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON HIGH YIELD FUND
VS. FIRST BOSTON HIGH YIELD BOND INDEX

                                                              12783F-Hi_Yield-dg

            Brinson High Yield Fund       First Boston High Yield Bond Index
            -----------------------       ----------------------------------
  4/30/95        100,000                              100,000
                 100,662                              102,820
  6/30/95        100,553                              103,499
                 101,729                              105,103
                 102,291                              105,397
  9/30/95        103,491                              106,609
                 104,956                              107,793
                 105,941                              108,299
 12/31/95        107,361                              109,675
                 108,820                              111,758
                 110,836                              112,351
  3/31/96        110,503                              112,047
                 111,210                              112,652
                 112,623                              113,565
  6/30/96        112,963                              113,815
                 113,584                              114,839
                 115,713                              116,091
  9/30/96        119,121                              118,088
                 119,625                              119,080
                 121,423                              120,937
 12/31/96        123,175                              123,295
                 124,846                              124,196
                 126,409                              126,530
  3/31/97        122,735                              125,113
                 124,892                              126,227
                 128,738                              128,764
  6/30/97        131,130                              130,515
                 134,858                              133,282
                 135,479                              134,002
  9/30/97        139,078                              136,655
                 137,523                              136,641
                 139,649                              137,611
 12/31/97        139,645                              138,864
-------------------------------------------------------------

                                     LOGO

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1997

U.S. BONDS
Corporate Bonds
 Auto...........................   4.24%
 Business Services..............   3.64
 Consumer Goods.................  16.47
 Electronics and Electric
  Components....................   4.66
 Energy.........................   4.81
 Financial......................   2.00
 Health.........................   4.34
 Industrial.....................  10.20
 Leisure and Tourism............   4.06
 Retail.........................   4.22
 Telecommunications.............  11.76
                                 ------
  Total U.S. Corporate Bonds....  70.40
                                 ------
International Dollar Bonds......  10.72
                                 ------
  Total U.S. Bonds..............  81.12
                                 ------
U.S. EQUITIES
Common Stock....................   0.34
Preferred Stock.................  11.92
Warrants........................   0.48
                                 ------
  Total U.S. Equities...........  12.74
                                 ------
SHORT-TERM INVESTMENTS..........   5.59
                                 ------
  TOTAL INVESTMENTS.............  99.45
  CASH AND OTHER ASSETS,
   LESS LIABILITIES.............   0.55
                                 ------
  NET ASSETS.................... 100.00%
                                 ======

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                         FACE
                                                        AMOUNT        VALUE
                                                     ------------ -------------

  U.S. BONDS - 81.12%
  U.S. CORPORATE BONDS - 70.40%
  Amphenol Corp., 9.875%, due 05/15/07.............    $3,000,000  $  3,195,000
  BTI Telecom Corp., 144A, 10.500%, due 09/15/07...     3,000,000     3,060,000
  Burke Industries Inc., 144A, 10.000%, due
   08/15/07........................................     3,000,000     3,123,750
  California Energy Co., Inc., 9.500%, due
   09/15/06........................................     3,000,000     3,277,500
  Cobblestone Golf Group, Inc., Series B,
   11.500%, due 06/01/03...........................     3,000,000     3,255,000
  Coinmach Corp., Series B, 11.750%, due 11/15/05..     3,000,000     3,330,000
  Communications Instruments Corp., 144A,
   10.000%, due 09/15/04...........................     3,000,000     3,052,500
  Corporate Express, Inc., 4.500%, due 07/01/00....     3,000,000     2,731,080
  Delco Remy International Inc., 8.625%, due
   12/15/07........................................       500,000       506,250
  Details Inc., 144A, 0.000%, due 11/15/07 (c).....     7,000,000     4,095,000
  DVI Inc., 9.875%, due 02/01/04...................     3,000,000     3,127,500
  E & S Holdings Corp., Series B, 10.375%, due
   10/01/06........................................     3,000,000     2,760,000
  Florist Transworld Delivery, Series B,
   14.000%, due 12/15/01...........................     3,000,000     3,337,500
  Fortress Group, Inc., 13.750%, due 05/15/03......     3,500,000     3,955,000
  Fundy Cable Ltd., 11.000%, due 11/15/05..........     3,000,000     3,217,500
  Globalstar LP, 11.375%, due 02/15/04.............     3,000,000     3,015,000
  Hines Horticulture Inc., Series B, 11.750%, due
   10/15/05........................................     3,000,000     3,300,000
  Icon Fitness Corp., 0.000%, due 11/15/06 (d).....     7,000,000     4,060,000
  J.B. Poindexter & Co., 12.500%, due 05/15/04.....     3,000,000     3,060,000
  Lear Seating Corp., 8.250%, due 02/01/02.........     3,000,000     3,041,250
  Leslie's Poolmart, 10.375%, due 07/15/04.........     3,000,000     3,105,000
  National Equipment Services, 144A, 10.000%,
   due 11/30/04....................................     3,000,000     2,970,000
  Nextel Communications, Inc., 144A,
   0.000%, due 09/15/07 (e)........................     6,500,000     4,070,625
  Nuevo Energy Co., 9.500%, due 04/15/06...........     4,000,000     4,255,000
  Pillowtex Corp., 144A, 9.000%, due 12/15/07......       500,000       512,500
  Plastic Containers, Inc., Series B, 10.000%, due
   12/15/06........................................     3,000,000     3,195,000
  Remington Product Co. LLC, Series B,
   11.000%, due 05/15/06...........................     2,500,000     2,150,000
  Riverwood International Corp., 10.875%, due
   04/01/08........................................     3,000,000     2,850,000
  Specialty Foods Corp., Series B, 11.125%, due
   10/01/02........................................     3,000,000     3,045,000
  Tultex Corp., 10.625%, due 03/15/05..............     3,300,000     3,415,500
  Vencor Inc., 8.625%, due 07/15/07................     3,000,000     2,992,500
  Vialog Corp., Units, 12.750%, due 11/15/01.......     1,000,000     1,045,000
  Victory Markets, Inc., 12.500%, due 03/15/00
   (b,h)...........................................     2,000,000        40,000
  Werner Holdings Co., Inc., 144A, 10.000%, due
   11/15/07........................................     3,000,000     3,082,500
  William Carter Co., Series A, 10.375%, due
   12/01/06........................................     3,000,000     3,150,000
  Wireless One, Inc., 0.000%, due 08/01/06 (f).....     5,000,000     1,000,000
  Wright Medical Technology, 144A, Series C,
   11.750%, due 07/01/00...........................     3,770,000     3,807,700
  Young Broadcasting Corp., 9.000%, due 01/15/06...     3,000,000     3,000,000
                                                                  -------------
                                                                    110,186,155
                                                                  -------------

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                         FACE
                                                        AMOUNT        VALUE
                                                      ----------- -------------

  INTERNATIONAL DOLLAR BONDS - 10.72%
  Euramax International PLC, 11.250%, due 10/01/06..   $3,000,000  $  3,247,500
  Fage Dairy Industries S.A., 9.000%, due 02/01/07..    3,000,000     2,917,500
  Mexican United States Global Bond, 9.875%, due
   01/15/07.........................................    3,000,000     3,131,250
  Royal Oak Mines Inc., Series B, 11.000%, due
   08/15/06.........................................    3,000,000     2,160,000
  Telesystem International Wireless Corp., 144A,
   0.000%, due 11/01/07 (g).........................    5,000,000     2,775,000
  Venezuela - DCB, Series DL, FRN, 6.813%, due
   12/18/07.........................................    2,857,143     2,557,143
                                                                  -------------
                                                                     16,788,393
                                                                  -------------
  TOTAL U.S. BONDS (COST $128,523,928)..............                126,974,548
                                                                  -------------
                                                        SHARES
                                                      -----------
  U.S. EQUITIES - 12.74%
  American Radio Systems, Series B,
   PIK Convertible Preferred, 11.375% (b)...........       31,584     3,647,952
  Cablevision Systems Corp., Series M,
   PIK Convertible Preferred, 11.125% (b)...........       31,944     3,721,476
  F.T.D. Corp., Class B (b).........................       40,625       325,000
  Icon Health & Fitness Capital, Inc., Warrants "99"
   (b)..............................................        4,000       200,000
  Nextel Communications, Inc. (b)...................        7,746       201,396
  Nextel Communications, Inc., Warrants "98" (b)....        2,315           278
  Nextlink Communications, Inc.,
   PIK Convertible Preferred, 14.000% (b)...........       66,547     4,109,277
  Pegasus Communications, Series A,
   PIK Convertible Preferred, 12.750% (b)...........        3,366     3,634,962
  Pegasus Communications, Warrants "07" (b).........        3,000        97,500
  Renaissance Cosmetics, Inc.
   PIK Convertible Preferred, 14.000% (b)...........        7,100     3,550,000
  Renaissance Cosmetics, Inc., Warrants "01" (b)....        4,000        40,000
  Renaissance Cosmetics, Inc., Warrants "06" (b)....        5,000        50,000
  S.D. Warren Co., Warrants "06" (b)................       60,000       300,000
  Town & Country Corp., Convertible Preferred.......       20,871             0
  Wright Medical Technology, Warrants "03" (b)......          618        61,788
                                                                  -------------
  TOTAL U.S. EQUITIES (COST $18,967,506)............                 19,939,629
                                                                  -------------
                                                         FACE
                                                        AMOUNT
                                                      -----------
  SHORT-TERM INVESTMENTS - 5.59%
  COMMERCIAL PAPER - 5.59%
  Bausch & Lomb Inc.
   8.000%, due 01/02/98.............................   $1,826,000     1,825,594
   6.750%, due 01/05/98.............................    5,000,000     4,996,250
  GTE Corp., 6.100%, due 02/20/98...................      934,000       926,087
  Whirpool Corp., 6.750%, due 01/05/98..............    1,000,000       999,250
                                                                  -------------
  TOTAL SHORT-TERM INVESTMENTS (COST $8,747,181)....                  8,747,181
                                                                  -------------
  TOTAL INVESTMENTS - (COST $156,238,615) - 99.45%
   (A)..............................................                155,661,358
                                                                  -------------
  CASH AND OTHER ASSETS, LESS LIABILITIES - 0.55%...                    859,168
                                                                  -------------
  NET ASSETS - 100%.................................               $156,520,526
                                                                  =============

               See accompanying notes to schedule of investments.

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $156,238,615; and net unrealized depreciation consisted of:

         Gross unrealized appreciation............  $ 7,622,366
         Gross unrealized depreciation............   (8,199,623)
                                                   ------------
             Net unrealized depreciation..........  $  (577,257)
                                                   ============

 (b)Non-income producing security
 (c)Interest rate 0.000% until 11/15/02, then 12.500% to maturity
 (d)Interest rate 0.000% until 11/15/01, then 14.000% to maturity
 (e)Interest rate 0.000% until 09/15/02, then 10.650% to maturity
 (f)Interest rate 0.000% until 08/01/01, then 13.500% to maturity
 (g)Interest rate 0.000% until 11/01/02, then 10.500% to maturity
 (h)Security in default as to payment of interest
 FRN: Floating rate note--The rate disclosed is that in effect at December 31,
      1997.
 PIK: Payment in kind, interest payment in cash or additional securities. 144A: Security exempt from registration under Rule 144A of the Securities
       Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $30,549,575 or 19.52% of net assets.



                 See accompanying note to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS:
 Investments, at value (Cost $156,238,615) (Note 1)...............  $155,661,358
 Cash.............................................................         6,402
 Receivables:
  Fund shares sold................................................     8,030,110
  Dividend........................................................       291,522
  Interest........................................................     2,732,839
  Due from Advisor (Note 2).......................................        36,816
                                                                   -------------
    TOTAL ASSETS..................................................   166,759,047
                                                                   -------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................       201,705
  Fund shares redeemed............................................    10,000,000
  Accrued expenses................................................        36,816
                                                                   -------------
    TOTAL LIABILITIES.............................................    10,238,521
                                                                   -------------
NET ASSETS:
 Applicable to 11,208,425 shares; no par value, unlimited shares authorized......................................................  $156,520,526
                                                                   =============
 Net asset value, offering price and redemption price per share
  ($156,520,526 / 11,208,425 shares)..............................  $    13.9645
                                                                   =============
NET ASSETS CONSIST OF:
 Paid in capital..................................................  $113,085,855
 Accumulated net investment income................................    32,438,054
 Accumulated net realized gain....................................    11,573,874
 Net unrealized depreciation......................................      (577,257)
                                                                   -------------
    NET ASSETS....................................................  $156,520,526
                                                                   =============


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
 Interest.........................................................  $13,328,953
 Dividends........................................................    1,088,647
                                                                   ------------
    TOTAL INCOME..................................................   14,417,600
                                                                   ------------
EXPENSES:
 Accounting.......................................................       33,623
 Professional.....................................................       29,890
 Administration...................................................        6,251
 Other............................................................       19,389
                                                                   ------------
    TOTAL EXPENSES................................................       89,153
                                                                   ------------
    Expenses reimbursed by Advisor (Note 2).......................      (89,153)
                                                                   ------------
    NET EXPENSES..................................................            0
                                                                   ------------
    NET INVESTMENT INCOME.........................................   14,417,600
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain................................................   10,125,145
 Change in net unrealized appreciation or depreciation............   (6,492,577)
                                                                   ------------
 Net realized and unrealized gain.................................    3,632,568
                                                                   ------------
 Net increase in net assets resulting from operations.............  $18,050,168
                                                                   ============


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                YEAR ENDED        YEAR ENDED
                                             DECEMBER 31, 1997 DECEMBER 31, 1996
                                             ----------------- -----------------
OPERATIONS:
 Net investment income......................    $ 14,417,600      $ 12,582,895
 Net realized gain..........................      10,125,145         2,690,004
 Change in net unrealized appreciation
  or depreciation...........................      (6,492,577)        3,781,750
                                               -------------     -------------
 Net increase in net assets resulting
  from operations...........................      18,050,168        19,054,649
                                               -------------     -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold................................      33,985,265       118,474,046
 Shares redeemed............................     (60,564,948)      (80,431,576)
                                               -------------     -------------
 Net increase (decrease) in net assets
  resulting from capital share transactions
  (a).......................................     (26,579,683)       38,042,470
                                               -------------     -------------
    TOTAL INCREASE (DECREASE) IN NET
     ASSETS.................................      (8,529,515)       57,097,119
NET ASSETS:
 Beginning of year..........................     165,050,041       107,952,922
                                               -------------     -------------
 End of year (including accumulated net
  investment income of $32,438,054 and
  $18,020,454, respectively)................    $156,520,526      $165,050,041
                                               =============     =============
(a)A summary of capital share transactions follows:

                                                  SHARES            SHARES
                                               -------------     -------------
  Shares sold...............................       2,464,066        10,044,820
  Shares redeemed...........................      (4,655,305)       (6,700,270)
                                               -------------     -------------
   Net increase (decrease) in shares
    outstanding.............................      (2,191,239)        3,344,550
                                               =============     =============

              See accompanying notes to the financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                   YEAR ENDED DECEMBER 31,
                                   -----------------------       PERIOD ENDED
                                      1997           1996     DECEMBER 31, 1995*
                                   -----------    ----------- ------------------
Net asset value, beginning of pe-
 riod............................   $  12.3175     $  10.7361      $10.0000
                                   -----------    -----------     ---------
Income from investment opera-
 tions:
 Net investment income...........       1.3299***      0.8041        0.5408
 Net realized and unrealized
  gain...........................       0.3171         0.7773        0.1953
                                   -----------    -----------     ---------
  Total income from investment
   operations....................       1.6470         1.5814        0.7361
                                   -----------    -----------     ---------
Net asset value, end of period...   $  13.9645     $  12.3175      $10.7361
                                   ===========    ===========     =========
Total return (non-annualized)....       13.37%         14.73%         7.36%
Ratios/Supplemental data
 Net assets, end of period (in
  000s)..........................   $  156,521     $  165,050      $107,953
 Ratio of expenses to average net
  assets:
  Before expense reimbursement...        0.06%          0.14%         0.33%**
  After expense reimbursement....        0.00%          0.00%         0.00%**
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement...       10.09%          9.17%         9.33%**
  After expense reimbursement....       10.15%          9.31%         9.66%**
 Portfolio turnover rate.........          76%            45%           25%

*    The Fund commenced operations April 28, 1995
**   Annualized
*** The net investment income per share data was determined by using average shares outstanding during the period.


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

The Brinson Emerging Markets Debt Fund is an actively managed diversified portfolio of fixed income securities issued by sovereign, agency and corporate borrowers domiciled in countries typically excluded from the definition of "developed" markets. Fundamental economic and political analyses are the key elements of the process. Relative value analysis drives our duration, country allocation and security selection strategies.

Since July 31, 1995, the first month-end after the Fund became fully invested, the Fund has earned an annualized return of 34.43%, compared to 28.62% for its benchmark, the EMBI+ which is comprised of 63% Brady Bonds, 18% loans, 12% Euro-bonds and 7% domestic issues as of year-end 1997.

For 1997, the Fund returned 19.82% versus 13.02% for the benchmark (equivalent duration U.S. Treasury bonds returned 8.82% in 1997). The emerging debt market enjoyed exceptional returns through September (+17.88%), and experienced a significant correction in October (-11.52%) as concerns regarding currency instability spread from Southeast Asia. The EMBI+ recovered somewhat in November and December.

Emerging market credit spreads tightened by 0.34% during 1997, significantly less than the 2.73% narrowing in 1996. During the first three quarters of 1997, spreads tightened as reforms in several core markets became evident: Russian debt restructuring negotiations, fair Mexican elections and Brazilian privatization.

The term "emerging market debt" generally refers to the non-investment grade sector of the sovereign bond market and the benchmark (EMBI+) currently excludes debt of countries rated investment grade (with the exception of Poland, which has been upgraded since its original inclusion in 1994). Until recently, Korea and Indonesia were rated investment grade and so were not represented in the EMBI+. Consequently, a large portion of the asset class (as defined) avoided the summer turbulence in Asia until the Hong Kong dollar came under speculative pressure at the end of October. At that point, panic spilled over to Latin America, as investors feared that Brazil and Argentina would also be forced to devalue. In short order, however, the Hong Kong and Brazilian authorities demonstrated their desire and ability to defend their currencies.

Despite this quick partial recovery in sovereign debt prices, local interest rates in most emerging debt countries are still significantly higher than pre-crises levels. Moreover, Asia's new-found competitiveness and heightened currency volatility signal an important shift from a benign to a potentially malign global economic environment as we enter 1998.

Both market/country allocation strategies and security selection improved Fund results in the past year. The most notable country strategies were timely overweights in Russia, Bulgaria and Venezuela and underweights in Poland, Nigeria and the Philippines. (U.S. interest rate duration strategy had no net impact). Our current duration strategy (1.0 times the benchmark) reflects a firmwide view that U.S. interest rates are at equilibrium levels.

At year-end, our Fund was defensively positioned with a cash weight of 22%, allocations to non-index countries such as Guatemala, Croatia and Tunisia and underweights in the major Latin markets of Brazil, Argentina and Mexico.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------


TOTAL RETURN

                                          6 MONTHS    1 YEAR   ANNUALIZED
                                           ENDED      ENDED     06/30/95*
                                          12/31/97   12/31/97  TO 12/31/97
--------------------------------------------------------------------------
Brinson Emerging Markets Debt Fund(/1/)    5.93%      19.82%     32.45%
--------------------------------------------------------------------------
Brinson Emerging Markets Debt Fund(/2/)    5.40%      19.22%     32.45%
--------------------------------------------------------------------------
JP Morgan EMBI+                            2.49%      13.02%     27.58%
--------------------------------------------------------------------------

 * Inception date of the Brinson Emerging Markets Debt Fund.
(/1/Total)return based on NAV--Does not include the payment of a 0.50%
    transaction charge on Fund share purchases.
(/2/Standardized)total return--Includes the payment of a 0.50% transaction charge on Fund share purchases in each period presented where applicable.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Debt Fund and in the JP Morgan EMBI+ if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON EMERGING MARKETS DEBT FUND
VS. JP MORGAN EMBI+

                                                           12783G-Em_Mkt_Debt-dg

                    Brinson Emerging Markets Debt Fund/1/    Brinson Emerging Markets Debt Fund/1/
                                Brinson Emerging                       JP Morgan EMBI+
                    -------------------------------------    ------------------------------------
  6/30/95                          100,000                                100,000
                                    98,952                                100,074
                                   101,671                                102,435
                                   105,713                                105,964
                                   104,843                                104,876
                                   108,802                                108,546
 12/31/95                          116,401                                116,772
                                   127,448                                125,646
                                   118,868                                118,715
                                   121,904                                121,419
                                   129,544                                128,043
                                   132,236                                130,259
  6/30/96                          136,384                                134,838
                                   139,238                                137,656
                                   145,236                                142,712
                                   156,324                                151,916
                                   158,248                                153,109
                                   167,000                                160,744
 12/31/96                          168,816                                162,676
                                   175,557                                167,181
                                   178,950                                170,082
                                   172,262                                163,948
                                   176,672                                168,802
                                   185,086                                175,352
  6/30/97                          190,048                                179,389
                                   199,060                                186,831
                                   199,245                                186,075
                                   205,585                                191,761
                                   185,908                                169,672
                                   195,410                                177,728
 12/31/97                          202,275                                183,853
---------------------------------------------------------------------------------

                                      LOGO

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

MARKET ALLOCATION

As of December 31, 1997

                                                                 INDEX  STRATEGY
                                                                WEIGHTS  WEIGHT
--------------------------------------------------------------------------------
Argentina......................................................   23.0%   15.4%
Brazil.........................................................   24.2    18.0
Bulgaria.......................................................    2.1     4.5
Ecuador........................................................    2.5     3.0
Guatemala......................................................    0.0     2.8
Mexico.........................................................   15.7     6.9
Morocco........................................................    1.3     2.9
Nigeria........................................................    2.4     0.0
Panama.........................................................    1.2     0.0
Peru...........................................................    1.5     0.0
Philippines....................................................    1.8     0.9
Poland.........................................................    2.5     1.8
Romania........................................................    0.0     0.2
Russia.........................................................   14.4     9.1
Turkey.........................................................    0.0     2.2
Tunisia........................................................    0.0     2.9
Venezuela......................................................    7.5     7.7
Cash...........................................................    0.0    21.7
                                                                 -----   -----
                                                                 100.0%  100.0%
                                                                 =====   =====

Note: Totals may not add due to rounding

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                       FACE
                                                      AMOUNT          VALUE
                                                  --------------- -------------

  BONDS - 82.57%
  INTERNATIONAL DOLLAR BONDS - 74.01%
  ARGENTINA - 15.09%
  Argentina - Global Bond, 9.750%, due
   09/19/27.....................................   $   17,500,000  $ 16,738,750
  Argentina - BOCON PRE1, FRN, 5.688%, due
   04/01/01.....................................       11,257,033     9,800,000
  Argentina - BOCON PRO1, FRN, 5.688%, due
   04/01/07.....................................       12,802,509     8,950,000
  Argentina - FRN, 6.688%, due 03/31/05.........       19,200,000    17,160,000
  Argentina - Par Series L, 5.500%, due
   03/31/23.....................................       16,250,000    11,933,512
                                                                  -------------
                                                                     64,582,262
  BRAZIL - 17.71%
  Brazil - C PIK Bond, 8.000%, due 04/15/04.....       32,326,371    25,376,201
  Brazil - DCB L FRN, 6.750%, due 04/15/12......       15,750,000    11,930,625
  Brazil - Global Bond, 10.125%, due 05/15/27...       28,926,000    27,118,125
  Brazil - IDU, Series A FRN, 6.813%, due
   01/01/01.....................................        5,887,500     5,616,676
  Brazil - New Money Bond, FRN, 6.750%, due
   4/15/09......................................        4,000,000     3,220,000
  Brazil - EI, Series L, FRN, 6.688%, due
   04/15/06.....................................        2,940,000     2,535,750
                                                                  -------------
                                                                     75,797,377
  BULGARIA - 4.39%
  Bulgaria - FLIRB, Series A, FRN, 2.250%, due
   07/28/12.....................................       12,000,000     7,290,000
  Bulgaria - Discount, Series A, FRN,
   6.688%, due 07/28/24.........................       15,000,000    11,512,500
                                                                  -------------
                                                                     18,802,500
  CROSTIA - 2.87%
  Croatia - Series A, FRN 6.625%, due 07/31/10..       14,000,000    12,285,000
                                                                  -------------
  GUATEMALA - 2.66%
  Guatemala - 144A, 8.500%, due 08/03/07........        7,000,000     6,650,000
  Guatemala - Reg S, 8.500%, due 08/03/07.......        5,000,000     4,750,000
                                                                  -------------
                                                                     11,400,000
  LUXEMBOURG - 2.88%
  Sultan Ltd. - FRN, 8.750%, due 06/11/99.......       12,700,000    12,310,110
                                                                  -------------
  MEXICO - 6.81%
  Mexico - Par Series B, 6.250%, due 12/31/19...       14,000,000    11,690,000
  Mexico - Global Bond, Series B, 11.500%, due
   05/15/26.....................................       13,500,000    15,997,500
  Petroleos Mexicanos 144A, 8.850%, due
   09/15/07.....................................        1,500,000     1,485,000
                                                                  -------------
                                                                     29,172,500
  MOROCCO - 2.83%
  Morocco - Loan Tranche A FRN, 6.813%, due
   01/01/09.....................................       14,000,000    12,118,680
                                                                  -------------
  RUSSIA - 9.20%
  Russia - Interest Notes, Series US FRN,
   6.719%, due 12/15/15.........................       29,414,530    20,847,548
  Russia - Ministry of Finance Reg S,
   10.000%, due 06/26/07........................       20,000,000    18,530,000
                                                                  -------------
                                                                     39,377,548
  TUNISIA - 2.13%
  Banque Centrale de Tunisia, 8.250%, due
   09/19/27.....................................       10,000,000     9,101,900
                                                                  -------------
  VENEZUELA - 7.44%
  Venezuela - Global, 9.250%, due 09/15/27......       24,276,000    21,751,296
  Venezuela - DCB Series DL, FRN, 6.813%, due
   12/18/07.....................................        8,333,333     7,473,958
  Venezuela - FLIRB Series B, FRN,
   6.750%, due 03/31/07.........................        2,940,476     2,639,077
                                                                  -------------
                                                                     31,864,331
                                                                  -------------
                                                                    316,812,208
                                                                  -------------

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

                                                     FACE
                                                    AMOUNT           VALUE
                                               ----------------- -------------

  STRUCTURED NOTE - 0.91%
  U.S. TREASURY BILL LINKED NOTE
  ING Bank N.V. (London) 144A,
   0.000%, due 08/14/98 (b)..................  $       4,000,000  $  3,910,000
                                                                 -------------
  U.S. GOVERNMENT OBLIGATIONS - 6.00%
  U.S. Treasury Note, 6.125%, due 08/15/07...         25,000,000    25,695,325
                                                                 -------------
  NON-U.S. GOVERNMENT OBLIGATIONS - 1.65%
  GOVERNMENT OF POLAND
   12.000%, due 02/12/03.....................  PLN    11,000,000     2,263,628
   12.000%, due 06/12/01.....................         22,500,000     4,784,745
                                                                 -------------
                                                                     7,048,373
                                                                 -------------
  TOTAL BONDS (COST $336,660,201)............                      353,465,906
                                                                 -------------
  SHORT TERM INVESTMENTS - 19.84%
  U.S. GOVERNMENT OBLIGATIONS - 0.12%
  U.S. Treasury Bill, 5.120%, due 05/28/98...            520,000       508,950
                                                                 -------------
  NON-U.S. GOVERNMENT OBLIGATIONS - 0.22%
  ROMANIA
  Treasury Bill Linked Note, 43.660%, due
   02/12/98..................................  ROL 7,441,341,672       936,790
                                                                 -------------
  COMMERCIAL PAPER - 19.50%
  American Stores Co., 5.950%, due 03/23/98..  $       2,500,000     2,466,531
  Bausch & Lomb Inc., 8.000%, due 01/02/98...          8,000,000     7,998,222
  Case Credit Corp.
   6.000%, due 01/13/98......................          2,500,000     2,495,000
   6.050%, due 03/13/98......................          1,571,000     1,553,191
   6.000%, due 01/23/98......................          2,000,000     1,992,667
  Crown Cork & Seal Co., Inc., 6.050%, due
   01/28/98..................................          1,500,000     1,493,194
  Eastman Chemical Co., 6.750%, due
   01/08/98..................................          3,250,000     3,245,734
  FMC Corp., 7.000%, due 01/02/98............          8,160,000     8,158,414
  General American Transportation Corp.,
   7.000%, due 01/16/98......................          3,448,000     3,437,943
  GTE Corp.
   6.050%, due 02/23/98......................          3,000,000     2,973,279
   6.020%, due 03/02/98......................          2,500,000     2,475,949
  Marriot Corp.
   5.970%, due 01/28/98......................          5,000,000     4,977,613
   5.990%, due 02/06/98......................          3,000,000     2,982,030
  Nabisco Inc., 6.120%, due 01/16/98.........          5,000,000     4,987,250
  Norfolk Southern Corp., 6.100%, due
   01/21/98..................................          4,300,000     4,285,428
  Occidental Petroleum Corp., 6.000%, due
   01/16/98..................................          3,000,000     2,992,500
  Safeway Inc.
   6.700%, due 01/02/98......................          5,000,000     4,999,069
   5.920%, due 01/22/98......................          5,000,000     4,982,733
  Tenneco, Inc., 6.250%, due 01/22/98........          3,000,000     2,989,063
  Texas Utilities Co., 6.120%, due 01/09/98..          5,000,000     4,993,200
  Whirpool Corp., 6.750%, due 01/05/98.......          7,000,000     6,994,750
                                                                 -------------
                                                                    83,473,760
                                                                 -------------
  TOTAL SHORT TERM INVESTMENTS (COST
   $84,918,476)..............................                       84,919,500
                                                                 -------------
  TOTAL INVESTMENTS (COST $421,578,677) -
    102.41% (A)..............................                      438,385,406
                                                                 -------------
  LIABILITIES, LESS CASH AND OTHER ASSETS -
    (2.41%)..................................                      (10,300,359)
                                                                 -------------
  NET ASSETS - 100%..........................                     $428,085,047
                                                                 =============

               See accompanying notes to schedule of investments.

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1997

 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $421,578,677; and net unrealized appreciation consisted of:

         Gross unrealized appreciation.............  $21,082,910
         Gross unrealized depreciation.............   (4,276,181)
                                                    ------------
             Net unrealized appreciation...........  $16,806,729
                                                    ============

 (b) No stated interest rate
 FLIRB:Front Loaded Interest Reduction Bond
 FRN:Floating rate note - The rate disclosed is that in effect at December 31,
    1997
 DCB:Debt Conversion bond
 IRB:Interest reduction bond
 PLN:Polish Zloty
 ROL:Romanian Leu
 PIK:Payment in kind, interest payment in cash or additional securities.
 144A: Security exempt from registration under rule 144A of the Securities
       Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $12,045,000 or 2.81% of net assets.

 FUTURES CONTRACTS (NOTE 6)
 The Brinson Emerging Markets Debt Fund had the following open futures contracts as of December 31, 1997:

                                  SETTLEMENT    COST/     CURRENT    UNREALIZED
                                     DATE     PROCEEDS      VALUE    GAIN (LOSS)
                                  ---------- ----------- ----------- -----------
  INTEREST RATE FUTURES BUY CON-
   TRACTS
  30 year U.S. Treasury Bonds,
   365 contracts................  March 1998 $43,433,050 $43,971,094   $538,044
  INTEREST RATE FUTURES SELL
   CONTRACTS
  10 year U.S. Treasury Notes,
   172 contracts................  March 1998  19,226,366  19,290,875    (64,509)
                                                                      ---------
   Total........................                                       $473,535
                                                                      =========

 The market value of cash and investments pledged to cover margin requirements for the open futures positions at December 31, 1997 were $340,002 and $508,950, respectively.


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS:
 Investments, at value
  (Cost $421,578,677) (Note
  1).......................  $438,385,406
 Cash......................       355,249
 Foreign currency, at value
  (Cost $4,460)............         4,341
 Receivables:
  Interest.................     6,652,629
  Investment securities
   sold....................       487,280
  Variation margin (Note
   6)......................       162,969
                            -------------
    TOTAL ASSETS...........   446,047,874
                            -------------
LIABILITIES:
 Payables:
  Investment securities
   purchased...............    17,897,073
  Accrued expenses.........        65,754
                            -------------
    TOTAL LIABILITIES......    17,962,827
                            -------------
NET ASSETS:
 Applicable to 21,163,254
  shares; no par value, un-
  limited shares autho-
  rized....................  $428,085,047
                            =============
 Net asset value and re-
  demption price per share
  ($428,085,047 / 21,163,254
  shares)..................  $    20.2278
                            =============
 Maximum offering price per
  share (net assets value,
  plus 0.50% of net asset
  value or 0.50% of offer-
  ing price) (Note 8)......  $    20.3294
                            =============
NET ASSETS CONSIST OF:
 Paid in capital...........  $304,657,755
 Accumulated net investment
  income...................    50,082,652
 Accumulated net realized
  gain.....................    56,073,125
 Net unrealized apprecia-
  tion.....................    17,271,515
                            -------------
    NET ASSETS.............  $428,085,047
                            =============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
 Interest........................................................  $26,163,272
 Dividend........................................................       51,597
                                                                  ------------
    TOTAL INCOME.................................................   26,214,869
                                                                  ------------
EXPENSES:
 Administration..................................................      143,638
 Professional....................................................       69,396
 Custodian.......................................................       57,807
 Accounting......................................................       43,428
 Other...........................................................       32,426
                                                                  ------------
    TOTAL EXPENSES...............................................      346,695
                                                                  ------------
    NET INVESTMENT INCOME........................................   25,868,174
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments....................................................   35,703,681
  Futures contracts..............................................    1,568,916
  Foreign currency transactions..................................     (211,787)
                                                                  ------------
   Net realized gain.............................................   37,060,810
                                                                  ------------
 Change in net unrealized appreciation or depreciation on:
  Investments....................................................  (13,700,606)
  Futures contracts..............................................      738,097
  Translation of other assets and liabilities denominated in for-
   eign currency.................................................       (8,630)
                                                                  ------------
   Change in net unrealized appreciation or depreciation.........  (12,971,139)
                                                                  ------------
 Net realized and unrealized gain................................   24,089,671
                                                                  ------------
 Net increase in net assets resulting from operations............  $49,957,845
                                                                  ============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                               YEAR ENDED        YEAR ENDED
                                            DECEMBER 31, 1997 DECEMBER 31, 1996
                                            ----------------- -----------------
OPERATIONS:
 Net investment income.....................    $ 25,868,174      $ 19,604,516
 Net realized gain.........................      37,060,810        18,170,077
 Change in net unrealized appreciation or
  depreciation.............................     (12,971,139)       24,138,171
                                              -------------     -------------
 Net increase in net assets resulting from
  operations...............................      49,957,845        61,912,764
                                              -------------     -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold (Note 8)......................     222,421,261       152,532,783
 Shares redeemed...........................     (66,864,627)     (111,529,172)
                                              -------------     -------------
 Net increase in net assets resulting from
  capital share transactions (a)...........     155,556,634        41,003,611
                                              -------------     -------------
    TOTAL INCREASE IN NET ASSETS...........     205,514,479       102,916,375
NET ASSETS:
 Beginning of year.........................     222,570,568       119,654,193
                                              -------------     -------------
 End of year (including accumulated net
  investment income of $50,082,652 and
  $24,214,478, respectively)...............    $428,085,047      $222,570,568
                                              =============     =============
(a)A summary of capital share transactions
 follows:
                                                 SHARES            SHARES
                                              -------------     -------------
Shares sold................................      11,490,582         9,793,589
Shares redeemed............................      (3,511,554)       (6,888,826)
                                              -------------     -------------
   Net increase in shares outstanding......       7,979,028         2,904,763
                                              =============     =============


              See accompanying notes to the financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                   YEAR ENDED DECEMBER 31,
                                   --------------------------    PERIOD ENDED
                                      1997           1996     DECEMBER 31, 1995*
                                   -----------    ----------- ------------------
Net asset value, beginning of pe-
 riod............................   $  16.8816     $  11.6401      $10.0000
                                   -----------    -----------     ---------
Income from investment
 operations:
 Net investment income...........       1.7757***      1.3882        0.4485
 Net realized and unrealized
  gain...........................       1.5705         3.8533        1.1916
                                   -----------    -----------     ---------
  Total income from investment
   operations....................       3.3462         5.2415        1.6401
                                   -----------    -----------     ---------
Net asset value, end of period...   $  20.2278     $  16.8816      $11.6401
                                   ===========    ===========     =========
Total return (non-annualized)....       19.82%         45.03%        16.40%
Ratios/Supplemental data
 Net assets, end of period (in
  000s)..........................   $  428,085     $  222,571      $119,654
 Ratio of expenses to average net
  assets.........................        0.13%          0.18%         0.50%**
 Ratio of net investment income
  to average net assets..........        9.83%         11.89%        12.95%**
 Portfolio turnover rate.........         120%            71%           29%

*    The Fund commenced operations June 30, 1995.
**   Annualized
*** The net investment income per share was determined by using average shares outstanding during the period.


                See accompanying notes to financial statements.

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
The Brinson Relationship Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares of eight series representing separate portfolios of investments, each of which is non-diversified. The eight series are: Brinson Global Securities Fund, Brinson Global Equity Fund, Brinson U.S. Equity Fund, Brinson Post-Venture Fund, Brinson Emerging Markets Equity Fund, Brinson Short-Term Fund, Brinson High Yield Fund and Brinson Emerging Markets Debt Fund (each a "Fund," and collectively the "Funds"). The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Equity securities traded in certain emerging market countries may be subject to a foreign premium and are valued accordingly. Investments in affiliated investment companies are valued each day based on the closing net asset value of the respective Fund. Debt securities are valued at the most recent bid price by using market quotations or independent services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using the quoted forward exchange rates. Equity swap values are derived based on the values, or estimates of the values, of the applicable equity indices and foreign exchange rates underlying the contracts. Short-term obligations with maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. INVESTMENT INCOME: Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

E. FEDERAL INCOME TAXES: The Trust has received rulings from the Internal Revenue Service that each Fund will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Funds because taxable income (loss) of the Funds is includable in the income tax returns of the investors. The Funds do not intend to make any distributions to investors.

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

F. PARTNERSHIP ALLOCATIONS: For federal income tax purposes, an investor's distributive share of each item of a Fund's income, gain, loss, deduction and credit will be determined by the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement") so long as the allocation has "substantial economic effect" within the meaning of Code Section 704 and the regulations thereunder. The Trust has received rulings from the Internal Revenue Service that this allocation method has substantial economic effect.

G. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, manages the assets of the Trust pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The Advisor does not receive any compensation under the Advisory Agreement for providing investment advisory services. The Advisor has agreed to reimburse the Brinson Post-Venture Fund and Brinson High Yield Fund for all operating expenses. The Advisor has agreed to reimburse the following funds to the extent that total operating expenses exceed the following percentage of average daily net assets:

Brinson Global Securities Fund............................................ 0.05%
Brinson Global Equity Fund................................................ 0.05
Brinson U.S. Equity Fund.................................................. 0.01
Brinson Emerging Markets Equity Fund...................................... 0.50
Brinson Short-Term Fund................................................... 0.05
Brinson Emerging Markets Debt Fund........................................ 0.50

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were as follows:

Brinson Global Securities Fund......................................... $12,423
Brinson Global Equity Fund.............................................     636
Brinson U.S. Equity Fund...............................................     636
Brinson Post-Venture Fund..............................................   3,851
Brinson Emerging Markets Equity Fund...................................   5,460
Brinson Short-Term Fund................................................   3,691
Brinson High Yield Fund................................................   2,442
Brinson Emerging Markets Debt Fund.....................................   5,001

The Brinson Global Securities Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represent 13.7% of the Fund's total net assets. Amounts relating to those investments at December 31, 1997 and for the year then ended is summarized as follows:

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                                        NET          NET
                                          SALES      REALIZED     UNREALIZED
AFFILIATES                 PURCHASES     PROCEEDS      GAINS    GAINS/(LOSSES)      VALUE
------------------------  ------------ ------------ ----------- --------------  --------------
Brinson Post-Venture
 Fund...................   $    --      $    --      $   --      $  8,063,772    $ 28,375,394
Brinson Emerging Markets
 Equity Fund............    34,517,001    6,675,000     463,634   (10,475,340)     53,026,733
Brinson High Yield
 Fund...................       639,104   18,650,000   2,295,036     4,409,977      31,883,974
Brinson Emerging Markets
 Debt Fund..............    30,970,547   29,600,000   5,124,197     8,196,212      65,948,065
                          ------------ ------------ ----------- -------------   --------------
                           $66,126,652  $54,925,000  $7,882,867  $ 10,194,621    $179,234,166
                          ============ ============ =========== =============   ==============

3. INVESTMENT TRANSACTIONS
Investment transactions for the year ended December 31, 1997, excluding short-term investments, were as follows:

                                               PURCHASES    PROCEEDS FROM SALES
                                            --------------- -------------------
Brinson Global Securities Fund............. $ 2,281,124,562   $ 2,857,863,389
Brinson Global Equity Fund.................      25,819,087         3,393,161
Brinson U.S. Equity Fund...................      68,747,641         4,280,028
Brinson Post-Venture Fund..................     176,372,829       144,160,234
Brinson Emerging Markets Equity Fund.......     467,196,259       167,100,086
Brinson High Yield Fund....................     105,089,994       126,141,222
Brinson Emerging Markets Debt Fund.........     417,989,095       284,414,696

4. EQUITY SWAP CONTRACTS
The Brinson Emerging Markets Equity Fund enters into equity swap contracts. Equity swaps often provide a less expensive, and in some cases the only, means of investing in certain emerging markets. In these swaps, the Fund agrees to receive the return on an emerging market equity index and pay a floating interest rate based on the notional amount of each contract.

Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon termination or reset of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. Amounts receivable or payable related to terminated or reset equity swap contracts are reflected as receivable or payable for equity swap contracts closed on the statement of assets and liabilities, if any.

Credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap contract. The Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. The credit risk to the Fund is limited to the net unrealized gain by counterparty, if any, on the swap contracts. Additionally, risks may arise from unanticipated movements in interest rates, foreign exchange rates or in the value of the underlying indices.

At December 31, 1997, the Brinson Emerging Markets Equity Fund had open equity swap contracts with a limited number of international dealers, including the Fund's custodian. The Fund had short-

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

term investments segregated with its custodian equal to, or in excess of, the notional amount of its open equity swap contracts.

5. FORWARD FOREIGN CURRENCY CONTRACTS
The Brinson Global Securities and Global Equity Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the year ended December 31, 1997 was the Fund's custodian.

6. FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

7. SECURITY LENDING: The Brinson Global Securities Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. Securities loaned are recorded at the amount of cash collateral received. The Fund monitors the market value of securities loaned on a daily basis and maintains collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of non-U.S. securities loaned. The cash collateral received is invested in commercial paper.

The value of loaned securities and related collateral outstanding at December 31, 1997 are as follows:

                                                 VALUE OF LOANED    VALUE OF
                                                   SECURITIES      COLLATERAL
                                                 --------------- --------------
Brinson Global Securities Fund..................  $151,049,655    $155,096,060
                                                 ==============  ==============

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8. TRANSACTION CHARGES
Investors in the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund are subject to a transaction charge equal to 1.50% and 0.50%, respectively, of the Fund's offering price on Fund share purchases. Therefore, the shares of each of these Funds are sold at a price which is equal to the net asset value of such shares, plus a transaction charge. The transaction charge is retained by the Funds and is intended to defray transaction costs associated with the purchase and sale of securities within the Funds. Investors in the Brinson Emerging Markets Equity Fund are also subject to a transaction charge equal to 1.50% of the Fund's offering price on Fund share redemptions. Transaction charges received by the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund were $5,541,127 and $1,094,422, respectively, for the year ended December 31, 1997, and are included in shares sold on the statements of changes in net assets.




This Report is submitted for the general information of the shareholders of the
  Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund's objectives, policies, expenses and other information.

 THE BRINSON RELATIONSHIP FUNDS - REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
The Brinson Relationship Funds -
  Brinson Global Securities Fund
  Brinson Global Equity Fund
  Brinson U.S. Equity Fund
  Brinson Post-Venture Fund
  Brinson Emerging Markets Equity Fund
  Brinson Short-Term Fund
  Brinson High Yield Fund
  Brinson Emerging Markets Debt Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Brinson Relationship Funds -
 Brinson Global Securities Fund, Brinson Global Equity Fund, Brinson U.S. Equity Fund, Brinson Post-Venture Fund, Brinson Emerging Markets Equity Fund, Brinson Short-Term Fund, Brinson High Yield Fund, and Brinson Emerging Markets Debt Fund as of December 31, 1997, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brinson Relationship Funds - Brinson Global Securities Fund, Brinson Global Equity Fund, Brinson U.S. Equity Fund, Brinson Post-Venture Fund, Brinson Emerging Markets Equity Fund, Brinson Short-Term Fund, Brinson High Yield Fund and Brinson Emerging Markets Debt Fund at December 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

                                                          /s/ Ernest & Young LLP

Chicago, Illinois
February 11, 1998


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